UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2025

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

Knights of Columbus Limited Duration Fund

I Shares - KCLIX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about I Shares of the Knights of Columbus Limited Duration Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Limited Duration Fund, I Shares	$25	0.50%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$201,930,023	172	$293,898	28%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Health Care	0.7%
Communication Services	0.9%
Consumer Discretionary	1.4%
Utilities	2.1%
Consumer Staples	2.4%
Industrials	2.5%
U.S. Government Agency Mortgage-Backed Obligations	2.8%
Information Technology	2.8%
Real Estate	3.2%
Materials	3.6%
Energy	4.1%
Mortgage-Backed Securities	5.6%
Financials	8.8%
Asset-Backed Securities	20.2%
U.S. Treasury Obligations	35.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	4.625%	11/15/26	17.8%
U.S. Treasury Notes	4.375%	11/30/28	7.9%
U.S. Treasury Notes	3.875%	12/31/27	6.7%
U.S. Treasury Notes	3.875%	03/31/27	3.5%
GNMA, Ser 2022-212, Cl HP	5.000%	06/20/43	1.5%
FHLMC, Ser 2020-5036, Cl AB	2.000%	05/25/41	1.2%
FHLMC, Ser 2020-5019, Cl DA	2.000%	05/25/41	1.1%
Store Capital	4.500%	03/15/28	0.9%
Oak Street Investment Grade Net Lease Fund Series, Ser 2021-2A, Cl A3	2.850%	11/20/51	0.7%
TCW CLO, Ser 2025-2A, Cl A1R2, TSFR3M + 1.270%	5.587%	01/20/38	0.6%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

KCLIX-SAR-2025

The Advisors' Inner Circle Fund III

Knights of Columbus Limited Duration Fund

Class S Shares - KCLSX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Class S Shares of the Knights of Columbus Limited Duration Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Limited Duration Fund, Class S Shares	$30	0.60%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$201,930,023	172	$293,898	28%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Health Care	0.7%
Communication Services	0.9%
Consumer Discretionary	1.4%
Utilities	2.1%
Consumer Staples	2.4%
Industrials	2.5%
U.S. Government Agency Mortgage-Backed Obligations	2.8%
Information Technology	2.8%
Real Estate	3.2%
Materials	3.6%
Energy	4.1%
Mortgage-Backed Securities	5.6%
Financials	8.8%
Asset-Backed Securities	20.2%
U.S. Treasury Obligations	35.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	4.625%	11/15/26	17.8%
U.S. Treasury Notes	4.375%	11/30/28	7.9%
U.S. Treasury Notes	3.875%	12/31/27	6.7%
U.S. Treasury Notes	3.875%	03/31/27	3.5%
GNMA, Ser 2022-212, Cl HP	5.000%	06/20/43	1.5%
FHLMC, Ser 2020-5036, Cl AB	2.000%	05/25/41	1.2%
FHLMC, Ser 2020-5019, Cl DA	2.000%	05/25/41	1.1%
Store Capital	4.500%	03/15/28	0.9%
Oak Street Investment Grade Net Lease Fund Series, Ser 2021-2A, Cl A3	2.850%	11/20/51	0.7%
TCW CLO, Ser 2025-2A, Cl A1R2, TSFR3M + 1.270%	5.587%	01/20/38	0.6%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

KCLSX-SAR-2025

The Advisors' Inner Circle Fund III

Knights of Columbus Core Bond Fund

I Shares - KCCIX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about I Shares of the Knights of Columbus Core Bond Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Core Bond Fund, I Shares	$25	0.50%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$280,376,944	280	$422,725	24%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Consumer Discretionary	0.1%
Communication Services	0.5%
Information Technology	0.9%
Consumer Staples	1.2%
Industrials	2.0%
Materials	2.2%
Utilities	2.3%
Energy	2.5%
Real Estate	2.6%
Municipal Bonds	3.7%
Financials	8.5%
Mortgage-Backed Securities	9.3%
Asset-Backed Securities	12.9%
U.S. Government Agency Mortgage-Backed Obligations	24.3%
U.S. Treasury Obligations	24.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	3.875%	12/31/27	4.7%
U.S. Treasury Notes	2.750%	05/31/29	4.0%
U.S. Treasury Notes	3.875%	09/30/29	3.1%
U.S. Treasury Bonds	3.000%	05/15/45	2.5%
U.S. Treasury Bonds	4.000%	11/15/52	2.2%
U.S. Treasury Bonds	2.875%	05/15/52	1.1%
U.S. Treasury Notes	4.125%	11/15/32	1.0%
U.S. Treasury Bonds	1.875%	11/15/51	1.0%
FNMA	2.000%	03/01/52	0.9%
U.S. Treasury Notes	4.000%	03/31/30	0.9%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

KCCIX-SAR-2025

The Advisors' Inner Circle Fund III

Knights of Columbus Core Bond Fund

Class S Shares - KCCSX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Class S Shares of the Knights of Columbus Core Bond Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Core Bond Fund, Class S Shares	$30	0.60%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$280,376,944	280	$422,725	24%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Consumer Discretionary	0.1%
Communication Services	0.5%
Information Technology	0.9%
Consumer Staples	1.2%
Industrials	2.0%
Materials	2.2%
Utilities	2.3%
Energy	2.5%
Real Estate	2.6%
Municipal Bonds	3.7%
Financials	8.5%
Mortgage-Backed Securities	9.3%
Asset-Backed Securities	12.9%
U.S. Government Agency Mortgage-Backed Obligations	24.3%
U.S. Treasury Obligations	24.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	3.875%	12/31/27	4.7%
U.S. Treasury Notes	2.750%	05/31/29	4.0%
U.S. Treasury Notes	3.875%	09/30/29	3.1%
U.S. Treasury Bonds	3.000%	05/15/45	2.5%
U.S. Treasury Bonds	4.000%	11/15/52	2.2%
U.S. Treasury Bonds	2.875%	05/15/52	1.1%
U.S. Treasury Notes	4.125%	11/15/32	1.0%
U.S. Treasury Bonds	1.875%	11/15/51	1.0%
FNMA	2.000%	03/01/52	0.9%
U.S. Treasury Notes	4.000%	03/31/30	0.9%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

KCCSX-SAR-2025

The Advisors' Inner Circle Fund III

Knights of Columbus Long/Short Equity Fund

I Shares - KCEIX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about I Shares of the Knights of Columbus Long/Short Equity Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Long/Short Equity Fund, I Shares	$94	1.87%Footnote Reference*
Footnote	Description
Footnote*	The expense ratio includes dividend expense. Had this expense been excluded the ratio would have been 1.50%.

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$152,934,511	95	$892,783	47%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	-20.7%
Real Estate	-1.6%
Industrials	-1.2%
Utilities	0.1%
Purchased Options	0.4%
Materials	0.7%
Energy	1.5%
Consumer Staples	1.6%
Health Care	4.2%
Communication Services	6.4%
Information Technology	8.4%
Consumer Discretionary	11.5%
Financials	18.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Flex	2.5%
Discover Financial Services	2.4%
Jabil	2.2%
Corpay	2.2%
Ameriprise Financial	2.2%
Ralph Lauren, Cl A	2.1%
QUALCOMM	2.1%
eBay	2.0%
United Therapeutics	2.0%
Corebridge Financial	2.0%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

KCEIX-SAR-2025

The Advisors' Inner Circle Fund III

Knights of Columbus Large Cap Value Fund

I Shares - KCVIX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about I Shares of the Knights of Columbus Large Cap Value Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Large Cap Value Fund, I Shares	$37	0.75%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$250,459,219	67	$740,285	29%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Materials	1.5%
Consumer Discretionary	3.7%
Real Estate	4.9%
Information Technology	6.8%
Utilities	8.0%
Industrials	8.1%
Communication Services	8.1%
Health Care	8.2%
Consumer Staples	9.8%
Energy	10.5%
Financials	24.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
JPMorgan Chase	4.2%
Exxon Mobil	3.8%
AT&T	3.4%
Berkshire Hathaway, Cl B	2.9%
Cisco Systems	2.6%
Citigroup	2.1%
Procter & Gamble	2.0%
Entergy	2.0%
Chevron	1.9%
International Business Machines	1.8%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

KCVIX-SAR-2025

The Advisors' Inner Circle Fund III

Knights of Columbus Large Cap Value Fund

Class S Shares - KCVSX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Class S Shares of the Knights of Columbus Large Cap Value Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Large Cap Value Fund, Class S Shares	$42	0.85%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$250,459,219	67	$740,285	29%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Materials	1.5%
Consumer Discretionary	3.7%
Real Estate	4.9%
Information Technology	6.8%
Utilities	8.0%
Industrials	8.1%
Communication Services	8.1%
Health Care	8.2%
Consumer Staples	9.8%
Energy	10.5%
Financials	24.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
JPMorgan Chase	4.2%
Exxon Mobil	3.8%
AT&T	3.4%
Berkshire Hathaway, Cl B	2.9%
Cisco Systems	2.6%
Citigroup	2.1%
Procter & Gamble	2.0%
Entergy	2.0%
Chevron	1.9%
International Business Machines	1.8%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

KCVSX-SAR-2025

The Advisors' Inner Circle Fund III

Knights of Columbus Large Cap Growth Fund

I Shares - KCGIX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about I Shares of the Knights of Columbus Large Cap Growth Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Large Cap Growth Fund, I Shares	$37	0.75%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$220,263,701	68	$702,962	23%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Utilities	0.6%
Materials	0.7%
Energy	0.7%
Real Estate	2.0%
Health Care	3.8%
Consumer Staples	6.0%
Industrials	8.0%
Consumer Discretionary	8.4%
Financials	11.5%
Communication Services	13.1%
Information Technology	41.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	9.7%
Microsoft	9.6%
NVIDIA	8.3%
Meta Platforms, Cl A	4.3%
Alphabet, Cl A	3.1%
Broadcom	3.1%
Alphabet, Cl C	2.7%
Tesla	2.5%
Berkshire Hathaway, Cl B	2.5%
Visa, Cl A	2.4%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

KCGIX-SAR-2025

The Advisors' Inner Circle Fund III

Knights of Columbus Large Cap Growth Fund

Class S Shares - KCGSX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Class S Shares of the Knights of Columbus Large Cap Growth Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Large Cap Growth Fund, Class S Shares	$42	0.85%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$220,263,701	68	$702,962	23%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Utilities	0.6%
Materials	0.7%
Energy	0.7%
Real Estate	2.0%
Health Care	3.8%
Consumer Staples	6.0%
Industrials	8.0%
Consumer Discretionary	8.4%
Financials	11.5%
Communication Services	13.1%
Information Technology	41.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	9.7%
Microsoft	9.6%
NVIDIA	8.3%
Meta Platforms, Cl A	4.3%
Alphabet, Cl A	3.1%
Broadcom	3.1%
Alphabet, Cl C	2.7%
Tesla	2.5%
Berkshire Hathaway, Cl B	2.5%
Visa, Cl A	2.4%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

KCGSX-SAR-2025

The Advisors' Inner Circle Fund III

Knights of Columbus Small Cap Fund

I Shares - KCSIX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about I Shares of the Knights of Columbus Small Cap Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Small Cap Fund, I Shares	$43	0.90%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$141,176,614	92	$548,216	24%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Materials	0.6%
Communication Services	1.6%
Consumer Staples	2.4%
Utilities	3.2%
Energy	3.8%
Real Estate	6.9%
Consumer Discretionary	10.0%
Information Technology	11.2%
Health Care	15.5%
Industrials	17.3%
Financials	23.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Axis Capital Holdings	1.9%
PRIMO BRANDS CORP	1.9%
National Fuel Gas	1.7%
Merit Medical Systems	1.6%
Limbach Holdings	1.6%
Cheesecake Factory	1.6%
Brink's	1.6%
IMAX	1.6%
Tanger	1.6%
Belden	1.5%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

KCSIX-SAR-2025

The Advisors' Inner Circle Fund III

Knights of Columbus Small Cap Fund

Class S Shares - KCSSX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Class S Shares of the Knights of Columbus Small Cap Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Small Cap Fund, Class S Shares	$47	1.00%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$141,176,614	92	$548,216	24%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Materials	0.6%
Communication Services	1.6%
Consumer Staples	2.4%
Utilities	3.2%
Energy	3.8%
Real Estate	6.9%
Consumer Discretionary	10.0%
Information Technology	11.2%
Health Care	15.5%
Industrials	17.3%
Financials	23.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Axis Capital Holdings	1.9%
PRIMO BRANDS CORP	1.9%
National Fuel Gas	1.7%
Merit Medical Systems	1.6%
Limbach Holdings	1.6%
Cheesecake Factory	1.6%
Brink's	1.6%
IMAX	1.6%
Tanger	1.6%
Belden	1.5%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

KCSSX-SAR-2025

The Advisors' Inner Circle Fund III

Knights of Columbus U.S. All Cap Index Fund

I Shares - KCXIX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about I Shares of the Knights of Columbus U.S. All Cap Index Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus U.S. All Cap Index Fund, I Shares	$12	0.25%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$205,089,710	2,677	$-	14%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Warrant	0.0%
Rights	0.0%
Total Return Swaps	0.1%
Materials	2.7%
Real Estate	2.8%
Utilities	2.8%
Energy	3.7%
Health Care	4.1%
Consumer Staples	5.7%
Consumer Discretionary	8.0%
Industrials	9.1%
Communication Services	10.1%
Financials	15.9%
Information Technology	32.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	6.7%
Microsoft	6.3%
NVIDIA	5.5%
Meta Platforms, Cl A	2.6%
Alphabet, Cl A	2.0%
Broadcom	1.9%
Tesla	1.7%
Alphabet, Cl C	1.6%
Berkshire Hathaway, Cl B	1.5%
JPMorgan Chase	1.5%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

KCXIX-SAR-2025

The Advisors' Inner Circle Fund III

Knights of Columbus Real Estate Fund

I Shares - KCRIX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about I Shares of the Knights of Columbus Real Estate Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Real Estate Fund, I Shares	$48	1.00%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$148,910,292	34	$589,225	37%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	98.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
American Tower	10.2%
Welltower	8.7%
Prologis	7.8%
Equinix	7.5%
Realty Income,	4.5%
Simon Property Group	4.0%
Digital Realty Trust	3.9%
Public Storage	3.8%
Essex Property Trust	3.1%
Omega Healthcare Investors	3.0%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

KCRIX-SAR-2025

The Advisors' Inner Circle Fund III

Knights of Columbus International Equity Fund

I Shares - KCIIX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about I Shares of the Knights of Columbus International Equity Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus International Equity Fund, I Shares	$56	1.10%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$217,881,556	81	$892,942	23%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	13.6%
Netherlands	2.3%
South Korea	3.2%
United Kingdom	5.7%
Spain	5.7%
Taiwan	5.8%
India	6.2%
Germany	7.0%
France	7.0%
United States	7.8%
Canada	7.9%
China	11.8%
Japan	12.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	2.8%
SAP	2.5%
Tencent Holdings	2.4%
Alibaba Group Holding	1.8%
Unilever PLC	1.8%
Royal Bank of Canada	1.8%
Shell PLC	1.8%
ASML Holding	1.7%
Lloyds Banking Group PLC	1.7%
Engie	1.6%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

KCIIX-SAR-2025

The Advisors' Inner Circle Fund III

Knights of Columbus International Equity Fund

Class S Shares - KCISX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Class S Shares of the Knights of Columbus International Equity Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus International Equity Fund, Class S Shares	$62	1.20%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$217,881,556	81	$892,942	23%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	13.6%
Netherlands	2.3%
South Korea	3.2%
United Kingdom	5.7%
Spain	5.7%
Taiwan	5.8%
India	6.2%
Germany	7.0%
France	7.0%
United States	7.8%
Canada	7.9%
China	11.8%
Japan	12.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	2.8%
SAP	2.5%
Tencent Holdings	2.4%
Alibaba Group Holding	1.8%
Unilever PLC	1.8%
Royal Bank of Canada	1.8%
Shell PLC	1.8%
ASML Holding	1.7%
Lloyds Banking Group PLC	1.7%
Engie	1.6%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

KCISX-SAR-2025

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

# Knights of Columbus Asset Advisors®

Knights of Columbus Limited Duration Fund

Knights of Columbus Core Bond Fund

Knights of Columbus Long/Short Equity Fund

Knights of Columbus Large Cap Value Fund

Knights of Columbus Large Cap Growth Fund

Knights of Columbus Small Cap Fund

Knights of Columbus U.S. All Cap Index Fund

Knights of Columbus Real Estate Fund

Knights of Columbus International Equity Fund

## Semi-Annual Financials and Other Information

**April 30, 2025**

**The Advisors' Inner Circle Fund III**

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

April 30, 2025

TABLE OF CONTENTS
Financial Statements (N-CSRS Item 7)
Schedules of Investments	1
Glossary	50
Statements of Assets and Liabilities	51
Statements of Operations	53
Statements of Changes in Net Assets	55
Financial Highlights	64
Notes to Financial Statements	67
Other Information (Form N-CSRS Items 8-11)	85

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

LIMITED DURATION FUND

APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS

U.S. TREASURY OBLIGATIONS — 35.9%

	Face Amount	Value
U.S. Treasury Notes
4.625%, 11/15/26	$35,400,000	$35,875,688
4.375%, 11/30/28	15,500,000	15,879,629
3.875%, 03/31/27	7,000,000	7,032,539
3.875%, 12/31/27	13,500,000	13,604,414

Total U.S. Treasury Obligations
(Cost $71,583,777)		72,392,270
CORPORATE OBLIGATIONS — 32.5%

COMMUNICATION SERVICES — 0.9%
Paramount Global
3.700%, 06/01/28	950,000	923,591
TELUS
3.700%, 09/15/27	765,000	754,852
		1,678,443

CONSUMER DISCRETIONARY — 1.4%
Daimler Truck Finance North America
2.000%, 12/14/26(A)	910,000	874,588
Ford Motor Credit
5.850%, 05/17/27	985,000	980,687
Toll Brothers Finance
4.350%, 02/15/28	985,000	975,898
		2,831,173

CONSUMER STAPLES — 2.4%
7-Eleven
0.950%, 02/10/26(A)	975,000	946,679
Alimentation Couche-Tard
3.550%, 07/26/27(A)	1,000,000	979,308
Conagra Brands
1.375%, 11/01/27	1,088,000	1,004,439
JBS USA Holding Lux Sarl
5.125%, 02/01/28	945,000	955,029
Mars
4.600%, 03/01/28(A)	970,000	980,460
		4,865,915

ENERGY — 4.1%
BP Capital Markets America
5.017%, 11/17/27	987,000	1,005,811
Canadian Natural Resources
3.850%, 06/01/27	975,000	962,004
Energy Transfer
4.400%, 03/15/27	990,000	987,563
Helmerich & Payne
4.650%, 12/01/27(A)	950,000	943,484
MPLX
4.250%, 12/01/27	980,000	974,196
ONEOK
4.850%, 07/15/26	975,000	974,317
Schlumberger Holdings
5.000%, 05/29/27(A)	980,000	993,170

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
Suncor Energy
7.000%, 11/15/28	$855,000	$917,900
Western Midstream Operating
4.500%, 03/01/28	735,000	725,475
		8,483,920

FINANCIALS — 8.8%
Antares Holdings
7.950%, 08/11/28(A)	430,000	451,427
Ares Capital
2.875%, 06/15/28	490,000	454,915
Arthur J Gallagher
4.600%, 12/15/27	900,000	906,995
Bank of America MTN
4.183%, 11/25/27	975,000	969,856
Blackstone Private Credit Fund
3.250%, 03/15/27	1,039,000	1,000,764
Blue Owl Capital
2.875%, 06/11/28	500,000	456,083
Canadian Imperial Bank of Commerce
4.857%, SOFRRATE + 1.030%, 03/30/29(B)	945,000	953,527
Capital One Financial
4.927%, SOFRRATE + 2.057%, 05/10/28(B)	935,000	938,786
Citigroup
4.125%, 07/25/28	905,000	895,167
Eaton Vance
3.500%, 04/06/27	1,010,000	993,390
FS KKR Capital
3.125%, 10/12/28	500,000	451,353
Goldman Sachs BDC
6.375%, 03/11/27	910,000	930,244
Golub Capital BDC
7.050%, 12/05/28	435,000	453,614
HPS Corporate Lending Fund
5.450%, 01/14/28	890,000	889,390
JPMorgan Chase
4.505%, SOFRRATE + 0.860%, 10/22/28(B)	940,000	942,657
Main Street Capital
6.500%, 06/04/27	925,000	940,296
Morgan Stanley MTN
3.950%, 04/23/27	975,000	967,206
New Mountain Finance
6.200%, 10/15/27	925,000	924,521
Oaktree Specialty Lending
2.700%, 01/15/27	1,010,000	954,478
Santander Holdings USA
5.473%, SOFRRATE + 1.610%, 03/20/29(B)	950,000	953,257
Sixth Street Specialty Lending
6.950%, 08/14/28	435,000	451,665

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

LIMITED DURATION FUND

APRIL 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Wells Fargo
4.900%, SOFRRATE + 0.780%, 01/24/28(B)	$905,000	$911,024
		17,790,615

HEALTH CARE — 0.7%
Baxter International
2.600%, 08/15/26	710,000	692,365
Icon Investments Six DAC
5.809%, 05/08/27	751,000	765,989
		1,458,354

INDUSTRIALS — 2.5%
Georgia-Pacific
0.950%, 05/15/26(A)	575,000	554,864
Holcim Finance US
4.700%, 04/07/28(A)	960,000	967,167
Howmet Aerospace
6.750%, 01/15/28	925,000	974,430
Ingersoll Rand
5.197%, 06/15/27	985,000	999,585
Owens Corning
5.500%, 06/15/27	985,000	1,004,691
Westinghouse Air Brake Technologies
3.450%, 11/15/26	600,000	591,149
		5,091,886

INFORMATION TECHNOLOGY — 2.8%
Broadcom
3.459%, 09/15/26	900,000	888,560
Dell International
4.750%, 04/01/28	945,000	952,645
Hewlett Packard Enterprise
4.400%, 09/25/27	954,000	953,419
Microchip Technology
4.900%, 03/15/28	900,000	901,997
Renesas Electronics
2.170%, 11/25/26(A)	1,000,000	962,414
Teledyne Technologies
2.250%, 04/01/28	1,015,000	958,008
		5,617,043

MATERIALS — 3.6%
Berry Global
5.500%, 04/15/28	910,000	930,493
Glencore Funding
5.338%, 04/04/27(A)	950,000	963,172
Nutrien
5.200%, 06/21/27	935,000	949,185
Rio Tinto Finance USA
4.500%, 03/14/28	965,000	973,233
RPM International
3.750%, 03/15/27	962,000	948,735
Sonoco Products
2.250%, 02/01/27	965,000	925,211

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MATERIALS — continued
Westlake
3.600%, 08/15/26	$625,000	$616,354
WRKCo
3.900%, 06/01/28	840,000	821,820
		7,128,203

REAL ESTATE — 3.2%
American Tower
3.375%, 10/15/26	845,000	831,324
Crown Castle
3.650%, 09/01/27	970,000	948,618
Extra Space Storage
5.700%, 04/01/28	915,000	944,104
Kite Realty Group
4.000%, 10/01/26	985,000	975,108
Public Storage Operating
5.102%, SOFRINDX + 0.700%, 04/16/27(B)	975,000	969,456
Store Capital
4.500%, 03/15/28	1,900,000	1,871,883
		6,540,493

UTILITIES — 2.1%
Alliant Energy Finance
5.400%, 06/06/27(A)	955,000	967,815
Evergy Kansas Central
4.700%, 03/13/28	945,000	955,129
Georgia Power
5.004%, 02/23/27	960,000	974,795
NextEra Energy Capital Holdings
1.875%, 01/15/27	1,010,000	968,667
Toledo Edison
2.650%, 05/01/28(A)	386,000	361,106
		4,227,512

Total Corporate Obligations
(Cost $65,158,413)		65,713,557
ASSET-BACKED SECURITIES — 20.2%

Automotive — 3.1%
Avis Budget Rental Car Funding AESOP, Ser 2023-5A, Cl B
6.120%, 04/20/28 (A)	350,000	355,473
BOF VII AL Funding Trust I, Ser 2023-CAR3, Cl A2
6.291%, 07/26/32 (A)	540,622	550,028
Carmax Auto Owner Trust, Ser 2025-1, Cl B
5.110%, 09/16/30	490,000	498,981
Exeter Select Automobile Receivables Trust, Ser 2025-1, Cl A3
4.690%, 04/15/30	440,000	442,241
Flagship Credit Auto Trust, Ser 2021-3, Cl C
1.460%, 09/15/27 (A)	743,588	735,820

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

LIMITED DURATION FUND

APRIL 30, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Automotive — continued
Ford Credit Auto Owner Trust, Ser 2025-A, Cl B
4.890%, 02/15/31	$750,000	$757,092
GM Financial Consumer Automobile Receivables Trust, Ser 2025-1, Cl B
5.000%, 08/16/30	490,000	496,475
Hertz Vehicle Financing, Ser 2022-5A, Cl B
4.280%, 09/25/28 (A)	375,000	364,593
Santander Drive Auto Receivables Trust, Ser 2024-4, Cl B
4.930%, 09/17/29	915,000	923,953
Santander Drive Auto Receivables Trust, Ser 2025-1, Cl B
4.880%, 03/17/31	490,000	492,807
Santander Drive Auto Receivables Trust, Ser 2025-2, Cl B
4.870%, 05/15/31	535,000	539,061
		6,156,524

Other ABS — 17.1%
ABPCI Direct Lending Fund CLO VI, Ser 2025-6A, Cl BRR
5.983%, TSFR3M + 1.700%, 01/27/37 (A)(B)	550,000	546,254
Affirm Asset Securitization Trust, Ser 2023-B, Cl 1A
6.820%, 09/15/28 (A)	950,000	955,943
Affirm Asset Securitization Trust, Ser 2024-X1, Cl A
6.270%, 05/15/29 (A)	127,344	127,492
Affirm Asset Securitization Trust, Ser 2024-X2, Cl B
5.330%, 12/17/29 (A)	560,000	561,309
Affirm Master Trust, Ser 2025-1A, Cl B
5.130%, 02/15/33 (A)	940,000	943,481
Antares CLO, Ser 2018-3, Cl A1R
5.860%, TSFR3M + 1.590%, 07/20/36 (A)(B)	950,000	944,531
APL Finance DAC, Ser 2023-1A, Cl A
7.000%, 07/21/31 (A)	390,451	393,382
Audax Senior Debt CLO XII, Ser 2025-12A, Cl B
5.917%, TSFR3M + 1.750%, 04/22/37 (A)(B)	750,000	745,306
Avant Loans Funding Trust, Ser 2025-REV1, Cl A
5.120%, 05/15/34 (A)	550,000	553,136
Barings Private Credit CLO, Ser 2023-1, Cl A1BR
6.156%, TSFR3M + 1.900%, 10/15/36 (A)(B)	950,000	945,473

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Other ABS — continued
Blackbird Capital Aircraft Lease Securitization, Ser 2016-1A, Cl A
4.213%, 12/16/41 (A)(C)	$114,436	$114,240
Blue Owl Asset Leasing Trust, Ser 2024-1A, Cl B
5.410%, 03/15/30 (A)	540,000	545,115
California Street CLO IX, Ser 2021-9A, Cl AR3
5.622%, TSFR3M + 1.362%, 07/16/32 (A)(B)	521,720	521,671
Cerberus Loan Funding XLVII, Ser 2024-3A, Cl A
6.006%, TSFR3M + 1.750%, 07/15/36 (A)(B)	785,000	783,826
College Loan Trust I, Ser 2006-1, Cl A7B
6.195%, SOFR90A + 1.012%, 04/25/46 (A)(B)	700,000	688,032
Cologix Data Centers US Issuer, Ser 2021-1A, Cl A2
3.300%, 12/26/51 (A)	500,000	476,107
Goldentree Loan Management US CLO XII, Ser 2024-12A, Cl AJR
5.802%, TSFR3M + 1.530%, 07/20/37 (A)(B)	1,175,000	1,162,892
Golub Capital Partners CLO, Ser 2022-30A, Cl AR2
5.892%, TSFR3M + 1.620%, 04/20/34 (A)(B)	450,000	448,672
Gracie Point International Funding, Ser 2023-1A, Cl A
6.374%, SOFR90A + 1.950%, 09/01/26 (A)(B)	762,690	761,521
Granite Edvance, Ser 2020-1, Cl A1A
1.550%, 09/25/60	996,398	910,937
Guggenheim MM CLO, Ser 2021-3A, Cl A
6.081%, TSFR3M + 1.812%, 01/21/34 (A)(B)	365,000	364,329
HalseyPoint CLO III, Ser 2024-3A, Cl A1R
5.760%, TSFR3M + 1.480%, 07/30/37 (A)(B)	950,000	949,290
Hlend CLO, Ser 2025-3A, Cl B
5.972%, TSFR3M + 1.700%, 01/20/37 (A)(B)	750,000	737,206
Kestrel Aircraft Funding, Ser 2018-1A, Cl A
4.250%, 12/15/38 (A)	111,186	108,962
KKR Lending Partners III CLO, Ser 2021-1A, Cl B
6.431%, TSFR3M + 2.162%, 10/20/30 (A)(B)	285,665	285,423

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

LIMITED DURATION FUND

APRIL 30, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Other ABS — continued
MCF CLO VIII, Ser 2024-1A, Cl AR
6.220%, TSFR3M + 1.950%, 04/18/36 (A)(B)	$950,000	$948,044
Monroe Capital Mml CLO XI, Ser 2021-1A, Cl A1
6.134%, TSFR3M + 1.812%, 05/20/33 (A)(B)	925,000	923,339
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
5.318%, SOFR30A + 0.964%, 07/27/37 (A)(B)	704,193	700,198
Oak Street Investment Grade Net Lease Fund Series, Ser 2021-2A, Cl A3
2.850%, 11/20/51 (A)	1,606,646	1,492,732
OCP CLO, Ser 2024-24A, Cl A2R
5.820%, TSFR3M + 1.550%, 10/20/37 (A)(B)	950,000	943,399
OWN Equipment Fund I, Ser 2024-2M, Cl A
5.700%, 12/20/32 (A)	422,927	427,765
Pagaya AI Debt Grantor Trust, Ser 2024-11, Cl B
5.637%, 07/15/32 (A)	524,940	526,279
Pagaya AI Debt Grantor Trust, Ser 2024-5, Cl A
6.278%, 10/15/31 (A)	327,762	330,787
Pagaya AI Debt Grantor Trust, Ser 2025-1, Cl B
5.628%, 07/15/32 (A)	335,000	336,367
Pagaya AI Debt Grantor Trust, Ser 2025-2, Cl B
5.329%, 10/15/32 (A)	790,000	787,322
Pagaya AI Debt Grantor Trust, Ser 2025-3, Cl B
6.058%, 12/15/32 (A)	400,000	400,956
Pagaya AI Debt Trust, Ser 2024-2, Cl A
6.319%, 08/15/31 (A)	350,653	353,904
Palmer Square BDC CLO I, Ser 2024-1A, Cl A
5.856%, TSFR3M + 1.600%, 07/15/37 (A)(B)	950,000	950,668
PennantPark CLO XII, Ser 2025-12A, Cl B
6.041%, TSFR3M + 1.850%, 04/20/37 (A)(B)	625,000	623,044
Silver Point Scf CLO IV, Ser 2024-1A, Cl A1AR
5.976%, TSFR3M + 1.720%, 10/15/36 (A)(B)	950,000	945,922
SLM Student Loan Trust, Ser 2006-10, Cl A6
4.775%, SOFR90A + 0.412%, 03/25/44 (B)	873,669	833,378

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Other ABS — continued
Spirit Airlines Pass Through Trust, Ser 2015-1A
4.100%, 04/01/28	$890,811	$814,724
TCW CLO, Ser 2025-2A, Cl A1R2
5.587%, TSFR3M + 1.270%, 01/20/38 (A)(B)	1,270,000	1,261,981
Thunderbolt II Aircraft Lease, Ser 2018-A, Cl A
4.147%, 09/15/38 (A)(C)	170,106	168,255
Trinitas CLO XIV, Ser 2024-14A, Cl A2R
5.822%, TSFR3M + 1.540%, 01/25/34 (A)(B)	940,000	933,957
Twin Brook CLO, Ser 2024-1A, Cl A
6.170%, TSFR3M + 1.900%, 07/20/36 (A)(B)	750,000	751,363
Venture 38 CLO, Ser 2025-38A, Cl ARR
5.280%, TSFR3M + 1.000%, 07/30/32 (A)(B)	1,124,039	1,120,480
Volofin Finance Designated Activity, Ser 2024-1A, Cl A
5.935%, 06/15/37 (A)	391,424	394,274
Voya CLO, Ser 2018-4, Cl A2RR
5.856%, TSFR3M + 1.600%, 10/15/37 (A)(B)	950,000	942,132
Whitehorse Principal Lending CLO, Ser 2024-1A, Cl A1R
6.036%, TSFR3M + 1.780%, 10/15/36 (A)(B)	1,000,000	1,000,506
Willis Engine Structured Trust IV, Ser 2018-A, Cl A
4.750%, 09/15/43 (A)(C)	169,025	167,511
		34,653,817

Total Asset-Backed Securities
(Cost $40,652,429)		40,810,341
MORTGAGE-BACKED SECURITIES — 5.6%

Agency Mortgage-Backed Obligations — 1.5%
GNMA, Ser 2022-212, Cl HP
5.000%, 06/20/43	2,931,959	2,935,207

Non-Agency Mortgage-Backed Obligations — 4.1%
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl C
5.536%, TSFR1M + 1.214%, 09/15/36 (A)(B)	1,100,000	1,084,875
Chase Home Lending Mortgage Trust, Ser 2024-2, Cl A4A
6.000%, 02/25/55 (A)(B)	587,453	592,950
Chase Home Lending Mortgage Trust, Ser 2024-5, Cl A6
6.000%, 04/25/55 (A)(B)	652,099	656,407

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

LIMITED DURATION FUND

APRIL 30, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Non-Agency Mortgage-Backed Obligations — continued
Citigroup Mortgage Loan Trust, Ser 2024-1, Cl A7A
6.000%, 07/25/54 (A)(B)	$452,121	$458,606
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A2
1.106%, 07/27/54 (A)	89,231	81,807
FREMF Mortgage Trust, Ser 2015-K48, Cl C
3.747%, 08/25/48 (A)(B)	718,000	714,513
GS Mortgage-Backed Securities Trust, Ser 2022-PJ2, Cl A7
2.500%, 06/25/52 (A)(B)	799,996	755,106
GS Mortgage-Backed Securities Trust, Ser 2022-PJ3, Cl A7
2.500%, 08/25/52 (A)(B)	729,669	687,056
JP Morgan Mortgage Trust, Ser 2022-4, Cl A12
3.000%, 10/25/52 (A)(B)	791,731	760,816
JP Morgan Mortgage Trust, Ser 2023-2, Cl A4A
5.000%, 07/25/53 (A)(B)	466,892	464,839
Rate Mortgage Trust, Ser 2024-J4, Cl A7
6.000%, 12/25/54 (A)(B)	902,329	911,441
Sequoia Mortgage Trust, Ser 2013-4, Cl B3
3.434%, 04/25/43 (B)	51,449	49,576
Sequoia Mortgage Trust, Ser 2024-5, Cl A11
6.000%, 06/25/54 (A)(B)	437,300	438,683
SWCH Commercial Mortgage Trust, Ser 2025-DATA, Cl C
6.414%, TSFR1M + 2.092%, 03/15/42 (A)(B)	625,000	603,112
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/66 (A)(B)	129,134	114,109

Total Mortgage-Backed Securities		8,373,896
(Cost $11,424,476)		11,309,103
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 2.8%

FHLMC
6.000%, 01/01/37	748	766
6.000%, 11/01/37	939	979
5.500%, 07/01/34	595	611
4.000%, 03/01/39	2,374	2,290
FHLMC, Ser 2020-5019, Cl DA
2.000%, 05/25/41	2,324,546	2,217,005
FHLMC, Ser 2020-5036, Cl AB
2.000%, 05/25/41	2,530,158	2,409,892
Fidelis Mortgage Trust, Ser 2025-RTL1, Cl A2
6.220%, 02/27/40(A)(B)	950,000	952,991

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

	Face Amount	Value
FNMA
6.000%, 05/01/36	$212	$223
6.000%, 08/01/36	236	250
5.500%, 07/01/38	1,307	1,330
GNMA
6.000%, 03/15/32	359	377
6.000%, 09/15/33	3,337	3,426
6.000%, 09/15/37	1,394	1,460
5.500%, 06/15/38	651	668
5.000%, 06/15/33	746	764

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $5,470,567)		5,593,032
Total Investments in Securities— 97.0%
(Cost $194,289,662)		$195,818,303

Percentages are based on Net Assets of $201,930,023.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at April 30, 2025 was $54,323,657 and represented 26.9% of Net Assets.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

See “Glossary” for abbreviations.

As of April 30, 2025, all of the Fund's investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

CORE BOND FUND

APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS

U.S. TREASURY OBLIGATIONS — 24.4%

	Face Amount	Value
U.S. Treasury Bonds
4.000%, 11/15/52	$7,000,000	$6,208,945
3.750%, 08/15/41	2,250,000	2,032,295
3.000%, 05/15/45	9,000,000	6,962,344
3.000%, 08/15/52	250,000	182,773
2.875%, 05/15/52	4,500,000	3,205,899
2.250%, 08/15/46	2,575,000	1,703,222
1.875%, 11/15/51	4,750,000	2,673,359
1.250%, 05/15/50	1,850,000	899,924
U.S. Treasury Notes
4.125%, 03/31/32	2,400,000	2,428,500
4.125%, 11/15/32	2,750,000	2,777,070
4.000%, 03/31/30	2,400,000	2,429,813
3.875%, 12/31/27	13,000,000	13,100,547
3.875%, 09/30/29	8,500,000	8,563,086
2.750%, 05/31/29	11,500,000	11,103,789
2.750%, 08/15/32	2,250,000	2,077,822
2.625%, 05/31/27	850,000	833,332
1.375%, 11/15/31	1,000,000	854,570
0.625%, 05/15/30	550,000	471,969

Total U.S. Treasury Obligations
(Cost $71,814,174)		68,509,259
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 24.3%

FHLMC
6.000%, 01/01/53	1,301,868	1,325,700
6.000%, 05/01/53	729,765	742,705
6.000%, 09/01/53	1,215,271	1,240,868
6.000%, 07/01/54	1,988,670	2,020,433
5.500%, 11/01/52	771,076	772,334
5.500%, 01/01/53	1,429,792	1,431,881
5.500%, 04/01/53	2,324,782	2,323,990
5.500%, 12/01/54	1,836,502	1,833,275
5.000%, 12/01/52	731,248	717,984
5.000%, 04/01/53	795,980	780,918
4.500%, 12/01/48	114,966	111,600
4.500%, 09/01/52	679,037	649,796
4.000%, 02/01/47	204,462	193,824
4.000%, 11/01/47	190,911	181,028
4.000%, 11/01/48	67,278	63,495
4.000%, 04/01/52	1,108,841	1,036,705
3.500%, 11/01/44	185,351	172,190
3.500%, 04/01/46	117,584	108,601
3.500%, 07/01/47	254,821	234,353
3.500%, 12/01/48	158,813	145,616
3.500%, 04/01/52	887,032	807,354
3.000%, 02/01/45	204,050	183,698
3.000%, 08/01/45	101,129	90,264
3.000%, 02/01/48	120,823	106,835
3.000%, 04/01/50	428,290	376,173
2.500%, 02/01/30	81,816	79,472
2.500%, 01/01/52	1,667,127	1,392,921
2.500%, 04/01/52	1,631,361	1,364,333
2.000%, 08/01/50	940,386	750,281
2.000%, 10/01/50	276,852	221,756
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
	Face Amount	Value
2.000%, 05/01/51	$2,307,395	$1,831,139
FHLMC, Ser 2024-5438, Cl GL
1.500%, 12/25/50	3,500,000	2,184,469
FHLMC Multifamily Structured Pass Through Certificates, Ser 162, Cl A2
5.150%, 12/25/33(A)	1,000,000	1,041,735
FHLMC Structured Pass-Through Certificates, Ser 2003-54, Cl 4A
4.264%, 02/25/43(A)	50,694	48,596
Fidelis Mortgage Trust, Ser 2025-RTL1, Cl A2
6.220%, 02/27/40(A)(B)	1,300,000	1,304,093
FNMA
6.500%, 06/01/53	638,587	660,672
6.000%, 12/01/52	609,741	620,732
6.000%, 04/01/53	658,474	672,612
6.000%, 05/01/53	696,993	709,735
6.000%, 06/01/53	843,400	861,509
5.500%, 03/01/53	3,037,651	3,038,504
5.500%, 04/01/53	706,815	710,160
5.500%, 05/01/53	700,061	698,940
5.000%, 12/01/37	565,121	568,899
5.000%, 09/01/52	650,876	638,945
5.000%, 11/01/52	718,760	705,190
5.000%, 01/01/53	658,969	650,577
5.000%, 04/01/53	1,267,314	1,245,344
4.500%, 12/01/37	591,869	588,083
4.500%, 02/01/41	272,966	270,640
4.500%, 03/01/48	171,859	167,326
4.500%, 10/01/52	739,648	707,790
4.500%, 01/01/53	1,138,626	1,091,041
4.000%, 03/01/35	65,065	64,807
4.000%, 01/01/42	230,754	222,865
4.000%, 05/01/49	174,580	164,802
4.000%, 10/01/52	886,266	827,692
3.500%, 02/01/47	221,843	205,687
3.500%, 12/01/47	108,731	99,689
3.500%, 08/01/48	109,828	100,442
3.500%, 03/01/49	213,883	198,365
3.500%, 06/01/49	437,105	400,157
3.500%, 07/01/50	664,930	606,972
3.000%, 10/01/48	185,889	166,437
3.000%, 02/01/50	1,558,598	1,358,898
3.000%, 05/01/51	1,165,313	1,024,333
3.000%, 03/01/52	1,211,653	1,054,720
2.500%, 12/01/49	298,431	250,773
2.500%, 09/01/50	617,803	519,139
2.500%, 10/01/50	2,188,857	1,830,342
2.500%, 06/01/51	975,910	824,554
2.500%, 09/01/52	2,002,841	1,668,222
2.000%, 02/01/51	567,104	452,956
2.000%, 04/01/51	1,561,298	1,242,954
2.000%, 01/01/52	1,943,173	1,556,488
2.000%, 02/01/52	1,669,288	1,328,381
2.000%, 03/01/52	3,128,029	2,484,824

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

CORE BOND FUND

APRIL 30, 2025 (Unaudited)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

	Face Amount	Value
GNMA
6.000%, 08/20/52	$624,475	$636,799
5.500%, 12/20/52	876,195	879,122
4.000%, 07/20/48	78,157	73,530
4.000%, 05/20/52	666,400	622,908
3.500%, 06/20/48	463,447	425,408
3.000%, 06/20/51	877,625	785,934
2.500%, 09/20/51	2,019,403	1,721,299
2.000%, 11/20/51	2,132,990	1,740,767

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $69,887,770)		68,017,380
CORPORATE OBLIGATIONS — 22.8%

COMMUNICATION SERVICES — 0.5%
Comcast
2.887%, 11/01/51	314,000	188,873
Discovery Communications
4.125%, 05/15/29	635,000	593,716
NBN MTN
2.625%, 05/05/31(B)	600,000	537,809
		1,320,398

CONSUMER DISCRETIONARY — 0.1%
Mars
2.375%, 07/16/40(B)	540,000	375,301

CONSUMER STAPLES — 1.2%
7-Eleven
2.800%, 02/10/51(B)	940,000	537,479
Anheuser-Busch InBev Worldwide
4.750%, 01/23/29	300,000	304,619
Bunge Finance
2.750%, 05/14/31	1,150,000	1,029,433
JBS USA Holding Lux Sarl
7.250%, 11/15/53	1,000,000	1,122,393
Mondelez International
1.500%, 02/04/31	535,000	449,949
		3,443,873

ENERGY — 2.5%
APA
7.750%, 12/15/29(B)	950,000	1,001,651
Boardwalk Pipelines
4.800%, 05/03/29	480,000	480,695
Eastern Gas Transmission & Storage
3.000%, 11/15/29	560,000	527,730
Energy Transfer
5.600%, 09/01/34	1,100,000	1,090,174
Expand Energy
4.750%, 02/01/32	1,130,000	1,060,191
Helmerich & Payne
5.500%, 12/01/34(B)	1,200,000	1,057,100

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
ONEOK
5.650%, 09/01/34	$1,280,000	$1,267,170
Rockies Express Pipeline
3.600%, 05/15/25(B)	480,000	479,463
		6,964,174

FINANCIALS — 8.5%
American Express
5.442%, SOFRINDX + 1.320%, 01/30/36(A)	1,293,000	1,305,083
Ares Finance II
3.250%, 06/15/30(B)	645,000	602,795
Arthur J Gallagher
5.150%, 02/15/35	1,090,000	1,081,690
Bain Capital Specialty Finance
5.950%, 03/15/30	1,160,000	1,136,445
Bank of America
5.511%, SOFRRATE + 1.310%, 01/24/36(A)	1,150,000	1,165,648
Bank of Montreal
3.803%, USSW5 + 1.432%, 12/15/32(A)	825,000	798,156
Bank of Nova Scotia
7.350%, H15T5Y + 2.903%, 04/27/85(A)	930,000	920,205
Capital One Financial
6.183%, SOFRRATE + 2.036%, 01/30/36(A)	1,940,000	1,915,840
Carlyle Finance Subsidiary
3.500%, 09/19/29(B)	650,000	623,905
CI Financial
3.200%, 12/17/30	910,000	794,101
Citigroup
6.020%, SOFRRATE + 1.830%, 01/24/36(A)	1,150,000	1,153,167
Franklin BSP Capital
7.200%, 06/15/29	1,080,000	1,099,282
Golub Capital BDC
6.000%, 07/15/29	1,280,000	1,282,016
HPS Corporate Lending Fund
5.950%, 04/14/32	1,200,000	1,171,563
JPMorgan Chase
4.946%, SOFRRATE + 1.340%, 10/22/35(A)	1,082,000	1,056,768
Morgan Stanley
5.587%, SOFRRATE + 1.418%, 01/18/36(A)	1,150,000	1,166,590
National Australia Bank
3.347%, H15T5Y + 1.700%, 01/12/37(A)(B)	750,000	653,418
Neuberger Berman Group
4.500%, 03/15/27(B)	970,000	971,077
Oaktree Specialty Lending
6.340%, 02/27/30	1,315,000	1,297,873
PennantPark Floating Rate Capital
4.250%, 04/01/26	650,000	633,872

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

CORE BOND FUND

APRIL 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Raymond James Financial
3.750%, 04/01/51	$610,000	$434,978
Sixth Street Specialty Lending
5.625%, 08/15/30	1,320,000	1,303,004
UBS Group
3.179%, H15T1Y + 1.100%, 02/11/43(A)(B)	555,000	397,959
Wells Fargo
5.244%, SOFRRATE + 1.110%, 01/24/31(A)	1,150,000	1,173,848
		24,139,283

INDUSTRIALS — 2.0%
Ashtead Capital
1.500%, 08/12/26(B)	650,000	625,584
Canadian Pacific Railway
3.100%, 12/02/51	880,000	568,124
Daimler Truck Finance North America
2.500%, 12/14/31(B)	940,000	801,444
Flowserve
2.800%, 01/15/32	1,407,000	1,199,350
Howmet Aerospace
3.000%, 01/15/29	495,000	469,771
Masco
6.500%, 08/15/32	317,000	331,297
Northern Group Housing
5.605%, 08/15/33(B)	422,068	426,822
Owens Corning
5.950%, 06/15/54	1,079,000	1,065,204
		5,487,596

INFORMATION TECHNOLOGY — 0.9%
Constellation Software
5.461%, 02/16/34(B)	1,040,000	1,045,276
Microsoft
2.921%, 03/17/52	270,000	179,191
NXP BV
5.550%, 12/01/28	245,000	250,645
Oracle
2.875%, 03/25/31	600,000	539,839
Roper Technologies
2.950%, 09/15/29	420,000	392,861
		2,407,812

MATERIALS — 2.2%
Anglo American Capital
4.500%, 03/15/28(B)	525,000	524,852
Berry Global
1.650%, 01/15/27	625,000	592,989
Holcim Finance US
5.400%, 04/07/35(B)	1,765,000	1,764,115
Martin Marietta Materials
2.400%, 07/15/31	865,000	750,424
Rio Tinto Finance USA
5.750%, 03/14/55	1,340,000	1,322,348

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MATERIALS — continued
Sealed Air
1.573%, 10/15/26(B)	$835,000	$796,473
Silgan Holdings
1.400%, 04/01/26(B)	420,000	405,047
		6,156,248

REAL ESTATE — 2.6%
Camp Pendleton & Quantico Housing
6.165%, 10/01/50(B)	400,000	393,162
Extra Space Storage
2.350%, 03/15/32	730,000	606,923
Highwoods Realty
2.600%, 02/01/31	1,390,000	1,179,336
Invitation Homes Operating Partnership
4.875%, 02/01/35	1,135,000	1,079,001
Kite Realty Group
5.500%, 03/01/34	1,280,000	1,281,627
NNN REIT
2.500%, 04/15/30	700,000	630,249
Store Capital
4.500%, 03/15/28	380,000	374,377
2.700%, 12/01/31	700,000	592,543
Tanger Properties
2.750%, 09/01/31	1,370,000	1,179,457
		7,316,675

UTILITIES — 2.3%
DPL
4.350%, 04/15/29	1,415,000	1,349,267
Duquesne Light Holdings
2.532%, 10/01/30(B)	540,000	475,172
Entergy Arkansas
5.750%, 06/01/54	1,080,000	1,060,715
Jersey Central Power & Light
2.750%, 03/01/32(B)	670,000	578,069
Monongahela Power
3.550%, 05/15/27(B)	550,000	540,944
NextEra Energy Capital Holdings
1.900%, 06/15/28	1,230,000	1,141,628
Southern
6.375%, H15T5Y + 2.069%, 03/15/55(A)	1,190,000	1,212,264
		6,358,059

Total Corporate Obligations
(Cost $67,026,088)		63,969,419
ASSET-BACKED SECURITIES — 12.9%

Automotive — 1.6%
Carmax Auto Owner Trust, Ser 2025-1, Cl B
5.110%, 09/16/30	665,000	677,189

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

CORE BOND FUND

APRIL 30, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Automotive — continued
Exeter Select Automobile Receivables Trust, Ser 2025-1, Cl A3
4.690%, 04/15/30	$530,000	$532,700
GM Financial Consumer Automobile Receivables Trust, Ser 2025-1, Cl B
5.000%, 08/16/30	665,000	673,788
Hertz Vehicle Financing, Ser 2022-5A, Cl B
4.280%, 09/25/28 (B)	650,000	631,960
Santander Drive Auto Receivables Trust, Ser 2025-1, Cl B
4.880%, 03/17/31	665,000	668,809
Santander Drive Auto Receivables Trust, Ser 2025-2, Cl B
4.870%, 05/15/31	660,000	665,009
SFS Auto Receivables Securitization Trust, Ser 2025-1A, Cl B
5.110%, 02/20/31 (B)	665,000	672,397
		4,521,852
Other ABS — 11.3%
ABPCI Direct Lending Fund CLO VI, Ser 2025-6A, Cl BRR
5.983%, TSFR3M + 1.700%, 01/27/37 (A)(B)	770,000	764,756
Affirm Asset Securitization Trust, Ser 2024-X2, Cl B
5.330%, 12/17/29 (B)	600,000	601,403
Antares CLO, Ser 2018-3, Cl A1R
5.860%, TSFR3M + 1.590%, 07/20/36 (A)(B)	1,170,000	1,163,264
Audax Senior Debt CLO XII, Ser 2025-12A, Cl B
5.917%, TSFR3M + 1.750%, 04/22/37 (A)(B)	1,000,000	993,742
Avant Loans Funding Trust, Ser 2025-REV1, Cl A
5.120%, 05/15/34 (B)	775,000	779,419
Barings Private Credit CLO, Ser 2023-1, Cl A1BR
6.156%, TSFR3M + 1.900%, 10/15/36 (A)(B)	1,170,000	1,164,425
Blue Owl Asset Leasing Trust, Ser 2024-1A, Cl B
5.410%, 03/15/30 (B)	710,000	716,725
Business Jet Securities, Ser 2024-1A, Cl A
6.197%, 05/15/39 (B)	375,259	380,092
College Loan Trust I, Ser 2006-1, Cl A7B
6.195%, SOFR90A + 1.012%, 04/25/46 (A)(B)	890,000	874,783

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Other ABS — continued
Cologix Data Centers US Issuer, Ser 2021-1A, Cl A2
3.300%, 12/26/51 (B)	$580,000	$552,285
Dryden LXXXVII CLO, Ser 2021-87A, Cl A1
5.684%, TSFR3M + 1.362%, 05/20/34 (A)(B)	1,100,000	1,100,005
Goldentree Loan Management US CLO XII, Ser 2024-12A, Cl AJR
5.802%, TSFR3M + 1.530%, 07/20/37 (A)(B)	1,425,000	1,410,315
Golub Capital Partners CLO, Ser 2022-30A, Cl AR2
5.892%, TSFR3M + 1.620%, 04/20/34 (A)(B)	500,000	498,525
Granite Edvance, Ser 2020-1, Cl A1A
1.550%, 09/25/60	1,245,498	1,138,672
HalseyPoint CLO III, Ser 2024-3A, Cl A1R
5.760%, TSFR3M + 1.480%, 07/30/37 (A)(B)	1,170,000	1,169,126
Kestrel Aircraft Funding, Ser 2018-1A, Cl A
4.250%, 12/15/38 (B)	149,354	146,367
MCF CLO VIII, Ser 2024-1A, Cl AR
6.220%, TSFR3M + 1.950%, 04/18/36 (A)(B)	1,000,000	997,941
Monroe Capital Mml CLO XI, Ser 2021-1A, Cl A1
6.134%, TSFR3M + 1.812%, 05/20/33 (A)(B)	1,025,000	1,023,159
Oak Street Investment Grade Net Lease Fund Series, Ser 2021-2A, Cl A3
2.850%, 11/20/51 (B)	1,746,354	1,622,535
OCP CLO, Ser 2024-24A, Cl A2R
5.820%, TSFR3M + 1.550%, 10/20/37 (A)(B)	1,170,000	1,161,871
OWN Equipment Fund I, Ser 2024-2M, Cl A
5.700%, 12/20/32 (B)	563,903	570,353
Pagaya AI Debt Grantor Trust, Ser 2024-11, Cl B
5.637%, 07/15/32 (B)	644,926	646,571
Pagaya AI Debt Grantor Trust, Ser 2025-1, Cl B
5.628%, 07/15/32 (B)	450,000	451,836
Pagaya AI Debt Grantor Trust, Ser 2025-2, Cl B
5.329%, 10/15/32 (B)	1,000,000	996,610
Pagaya AI Debt Grantor Trust, Ser 2025-3, Cl B
6.058%, 12/15/32 (B)	600,000	601,434

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

CORE BOND FUND

APRIL 30, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Other ABS — continued
Palmer Square BDC CLO I, Ser 2024-1A, Cl A
5.856%, TSFR3M + 1.600%, 07/15/37 (A)(B)	$1,000,000	$1,000,703
PennantPark CLO XII, Ser 2025-12A, Cl B
6.041%, TSFR3M + 1.850%, 04/20/37 (A)(B)	875,000	872,262
PHEAA Student Loan Trust, Ser 2016-2A, Cl B
5.968%, SOFR30A + 1.614%, 11/25/65 (A)(B)	1,050,000	1,045,951
SLM Student Loan Trust, Ser 2006-10, Cl A6
4.775%, SOFR90A + 0.412%, 03/25/44 (A)	1,050,672	1,002,218
Spirit Airlines Pass Through Trust, Ser 2015-1A
4.100%, 04/01/28	964,923	882,505
Store Master Funding I-VII, XIV, XIX, XX, XXIV and XXII, Ser 2024-1A, Cl A2
5.700%, 05/20/54 (B)	995,000	1,023,597
Subway Funding, Ser 2024-1A, Cl A23
6.505%, 07/30/54 (B)	995,000	1,006,867
Thunderbolt II Aircraft Lease, Ser 2018-A, Cl A
4.147%, 09/15/38 (B)(C)	227,942	225,461
Trinity Rail Leasing, Ser 2018-1A, Cl A2
4.620%, 06/17/48 (B)	600,000	588,258
Twin Brook CLO, Ser 2024-1A, Cl A
6.170%, TSFR3M + 1.900%, 07/20/36 (A)(B)	800,000	801,454
Volofin Finance Designated Activity, Ser 2024-1A, Cl A
5.935%, 06/15/37 (B)	478,408	481,891
Voya CLO, Ser 2018-4, Cl A2RR
5.856%, TSFR3M + 1.600%, 10/15/37 (A)(B)	1,170,000	1,160,310
		31,617,691

Total Asset-Backed Securities
(Cost $35,929,582)		36,139,543
MORTGAGE-BACKED SECURITIES — 9.3%

Non-Agency Mortgage-Backed Obligations — 9.3%
BWAY Trust, Ser 2025-1535, Cl A
6.309%, 05/05/42 (A)(B)	600,000	613,456
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl C
5.536%, TSFR1M + 1.214%, 09/15/36 (A)(B)	1,195,000	1,178,569

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Non-Agency Mortgage-Backed Obligations — continued
Chase Home Lending Mortgage Trust, Ser 2024-4, Cl A4
6.000%, 03/25/55 (A)(B)	$975,199	$986,155
Chase Home Lending Mortgage Trust, Ser 2025-1, Cl A4
6.000%, 11/25/55 (A)(B)	962,054	971,683
Citigroup Mortgage Loan Trust, Ser 2024-1, Cl A3A
6.000%, 07/25/54 (A)(B)	771,679	776,170
COLT Mortgage Loan Trust, Ser 2022-4, Cl A1
4.301%, 03/25/67 (A)(B)	736,818	730,765
CSMC Trust, Ser 2013-IVR3, Cl A2
3.000%, 05/25/43 (A)(B)	123,151	111,528
CSMC Trust, Ser 2015-2, Cl A18
3.500%, 02/25/45 (A)(B)	109,601	100,630
First Republic Mortgage Trust, Ser 2020-1, Cl A5
2.879%, 04/25/50 (A)(B)	360,878	349,773
FNMA, Ser 2024-56, Cl DL
1.500%, 09/25/51	3,150,000	1,949,808
GMAC Commercial Mortgage Asset, Ser 2010-FTLS, Cl A
6.363%, 02/10/47 (B)(D)	221,474	231,422
GS Mortgage Securities Trust, Ser 2024-RVR, Cl A
5.372%, 08/10/41 (A)(B)	1,150,000	1,157,361
GS Mortgage Securities Trust, Ser GSA2, Cl A3
1.560%, 12/12/53	341,918	309,089
GS Mortgage-Backed Securities Trust, Ser 2021-PJ1, Cl A8
2.500%, 05/28/52 (A)(B)	1,078,858	956,731
GS Mortgage-Backed Securities Trust, Ser 2022-MM1, Cl A8
2.500%, 07/25/52 (A)(B)	1,432,346	1,277,673
GS Mortgage-Backed Securities Trust, Ser 2022-PJ3, Cl A4
2.500%, 08/25/52 (A)(B)	1,234,293	1,004,051
JP Morgan Mortgage Trust, Ser 2022-2, Cl A4A
2.500%, 08/25/52 (A)(B)	1,002,642	886,515
JP Morgan Mortgage Trust, Ser 2022-3, Cl A4A
2.500%, 08/25/52 (A)(B)	1,438,410	1,272,078
JP Morgan Mortgage Trust, Ser 2022-4, Cl A4
3.000%, 10/25/52 (A)(B)	1,538,162	1,394,295
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/48	9,710	9,686
Provident Funding Mortgage Trust, Ser 2025-1, Cl A3
5.500%, 02/25/55 (A)(B)	975,456	978,116

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

CORE BOND FUND

APRIL 30, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Non-Agency Mortgage-Backed Obligations — continued
Rate Mortgage Trust, Ser 2022-J1, Cl A9
2.500%, 01/25/52 (A)(B)	$1,103,404	$977,389
Rate Mortgage Trust, Ser 2024-J4, Cl A1
6.000%, 12/25/54 (A)(B)	1,176,747	1,182,079
Rate Mortgage Trust, Ser 2025-J1, Cl A4
6.000%, 03/25/55 (A)(B)	975,949	985,645
RCKT Mortgage Trust, Ser 2021-5, Cl A1
2.500%, 11/25/51 (A)(B)	1,129,769	919,703
RCKT Mortgage Trust, Ser 2022-1, Cl A1
2.500%, 01/25/52 (A)(B)	1,223,392	994,388
RCKT Mortgage Trust, Ser 2022-3, Cl A5
3.000%, 05/25/52 (A)(B)	1,553,062	1,393,365
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MV
3.500%, 03/25/58	595,967	555,356
Sequoia Mortgage Trust, Ser 2015-1, Cl A1
3.500%, 01/25/45 (A)(B)	20,688	19,234
Sequoia Mortgage Trust, Ser 2015-2, Cl A1
3.500%, 05/25/45 (A)(B)	41,444	38,076
Sequoia Mortgage Trust, Ser 2015-4, Cl A1
3.000%, 11/25/30 (A)(B)	30,892	30,051
Sequoia Mortgage Trust, Ser 2024-7, Cl A2
6.000%, 08/25/54 (A)(B)	916,873	920,490
SWCH Commercial Mortgage Trust, Ser 2025-DATA, Cl C
6.414%, TSFR1M + 2.092%, 03/15/42 (A)(B)	875,000	844,357
		26,105,687
Total Mortgage-Backed Securities
(Cost $27,038,772)		26,105,687
MUNICIPAL BONDS — 3.7%

Colorado Housing and Finance Authority, Ser M1, RB
5.619%, 11/01/38	930,000	940,158
Denver City & County, Housing Authority, Ser 2021-B, RB
3.104%, 02/01/39	300,000	235,252
District of Columbia, Ser B, RB
5.751%, 04/01/35	1,375,000	1,421,690
Grand Parkway Transportation, Ser B, RB
3.216%, 10/01/49	640,000	445,291

MUNICIPAL BONDS — continued

	Face Amount	Value
Hawaii State, Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	$81,152	$79,370
Idaho Housing & Finance Association, Ser D-1, RB
5.713%, 07/01/38	850,000	866,773
Indiana Housing & Community Development Authority, Ser B-3, RB
5.932%, 07/01/44	1,000,000	1,023,220
Maryland Department of Housing & Community Development, Ser B, RB
5.991%, 09/01/44	750,000	758,339
Massachusetts State, Housing Finance Agency, Ser B, RB
3.350%, 12/01/40	145,000	116,697
Michigan State Housing Development Authority, Ser C, RB
5.816%, 12/01/38	895,000	908,239
Minnesota Housing Finance Agency, Ser V, RB
5.925%, 07/01/49	750,000	752,894
Minnesota Housing Finance Agency, Ser P, RB
5.726%, 07/01/33	390,000	411,097
New York City, Housing Development, Ser D, RB
3.083%, 11/01/46	900,000	627,591
New York State, Mortgage Agency, Ser 241, RB
2.930%, 10/01/46	700,000	470,333
Rhode Island State, Housing and Mortgage Finance, Ser 1-T, RB
2.993%, 10/01/38	540,000	417,181
Virginia State, Housing Development Authority, Ser C, RB
2.829%, 04/01/41	500,000	369,276
Washington State Housing Finance Commission, Ser 2T, RB
5.738%, 12/01/38	550,000	557,207

Total Municipal Bonds
(Cost $11,289,316)		10,400,608
Total Investments in Securities— 97.4%
(Cost $282,985,702)		$273,141,896

Percentages are based on Net Assets of $280,376,944.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at April 30, 2025 was $70,099,411 and represented 25.0% of Net Assets.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

CORE BOND FUND

APRIL 30, 2025 (Unaudited)

(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(D)	Level 3 security in accordance with fair value hierarchy.

See “Glossary” for abbreviations.

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
U.S. Treasury Obligations	$—	$68,509,259	$—	$68,509,259
U.S. Government Agency Mortgage-Backed Obligations	—	68,017,380	—	68,017,380
Corporate Obligations	—	63,969,419	—	63,969,419
Asset-Backed Securities	—	36,139,543	—	36,139,543
Mortgage-Backed Securities	—	25,874,265	231,422	26,105,687
Municipal Bonds	—	10,400,608	—	10,400,608
Total Investments in Securities	$—	$272,910,474	$231,422	$273,141,896

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LONG/SHORT EQUITY FUND APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 75.1%

	Shares	Value
COMMUNICATION SERVICES — 6.4%
Electronic Arts	6,151	$892,448
Fox	59,596	2,967,285
Live Nation Entertainment *	4,711	623,972
Meta Platforms, Cl A (A)	4,578	2,513,322
Omnicom Group (A)	37,355	2,844,957
		9,841,984
CONSUMER DISCRETIONARY — 13.1%
Airbnb, Cl A *	11,670	1,422,806
Autoliv	12,009	1,119,599
Best Buy (A)	20,858	1,391,020
Burlington Stores *(A)	5,110	1,149,954
Dick's Sporting Goods	10,089	1,894,109
eBay (A)	45,175	3,079,128
Expedia Group (A)	17,011	2,669,536
Lululemon Athletica *	3,372	913,037
Ralph Lauren, Cl A	14,262	3,208,237
Stellantis	67,431	625,760
Tapestry	14,126	998,002
Williams-Sonoma	9,830	1,518,440
		19,989,628
CONSUMER STAPLES — 1.6%
Coca-Cola Consolidated	1,519	2,059,476
General Mills	6,653	377,491
		2,436,967
ENERGY — 2.7%
Halliburton	34,273	679,291
Marathon Petroleum	20,715	2,846,448
TechnipFMC PLC	18,871	531,596
		4,057,335
FINANCIALS — 18.8%
American Express (A)	7,508	2,000,206
Ameriprise Financial (A)	7,020	3,306,560
Bank of America	17,236	687,372
Berkshire Hathaway, Cl B *(A)	2,972	1,584,819
Corebridge Financial	100,881	2,989,104
Corpay *	10,270	3,341,550
Discover Financial Services (A)	20,128	3,676,782
JPMorgan Chase (A)	10,755	2,630,888
PayPal Holdings *	25,503	1,679,118
Synchrony Financial (A)	55,606	2,888,732
Unum Group	5,988	465,028
Wells Fargo	38,891	2,761,650
XP, Cl A	48,715	784,311
		28,796,120
HEALTH CARE — 7.8%
Cardinal Health (A)	15,214	2,149,586
DaVita *	19,825	2,806,229
Gilead Sciences	14,784	1,575,087
Hologic *	40,906	2,380,729
United Therapeutics *(A)	10,134	3,071,514
		11,983,145
INDUSTRIALS — 1.3%
Carlisle	2,135	810,190

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
Owens Corning (A)	7,936	$1,153,973
		1,964,163
INFORMATION TECHNOLOGY — 21.9%
Akamai Technologies *(A)	21,620	1,742,140
Apple (A)	2,215	470,687
AppLovin, Cl A *(A)	7,567	2,037,869
Check Point Software Technologies *(A)	2,659	583,810
Cisco Systems (A)	41,322	2,385,519
Dell Technologies, Cl C	25,749	2,362,728
DocuSign, Cl A *	4,064	332,232
Flex *	111,083	3,814,590
Gen Digital	30,371	785,698
International Business Machines (A)	11,046	2,671,144
Jabil	23,116	3,387,881
Logitech International	37,483	2,825,843
Microsoft (A)	1,873	740,322
NetApp (A)	32,876	2,950,621
NXP Semiconductors	3,961	730,052
QUALCOMM (A)	21,280	3,159,229
Skyworks Solutions	11,261	723,857
Zoom Video Communications, Cl A *	23,511	1,823,043
		33,527,265
MATERIALS — 1.2%
CF Industries Holdings (A)	24,313	1,905,410

UTILITIES — 0.3%
Talen Energy *	2,060	443,065

Total Common Stock
(Cost $106,785,024)		114,945,082
PURCHASED OPTIONS — 0.4%
Total Purchased Options
(Cost $1,244,938)		555,452
Total Investments in Securities— 75.5%
(Cost $108,029,962)		$115,500,534

SECURITIES SOLD SHORT

COMMON STOCK — (24.7)%

	Shares	Value
CONSUMER DISCRETIONARY — (1.6)%
Amer Sports *	(94,019)	(2,279,961)
DraftKings, Cl A *	(6,153)	(204,833)
		(2,484,794)
ENERGY — (1.2)%
Antero Resources *	(26,820)	(934,141)
EQT	(17,957)	(887,794)
		(1,821,935)
HEALTH CARE — (3.6)%
Avantor *	(44,904)	(583,303)
Cooper *	(28,983)	(2,367,042)
Eli Lilly	(797)	(716,463)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LONG/SHORT EQUITY FUND APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
McKesson	(2,498)	$(1,780,549)
		(5,447,357)
INDUSTRIALS — (2.5)%
Boeing *	(5,586)	(1,023,579)
Equifax	(3,851)	(1,001,760)
FTAI Aviation	(17,511)	(1,875,603)
		(3,900,942)
INFORMATION TECHNOLOGY — (13.5)%
Advanced Micro Devices *	(26,349)	(2,565,075)
Cloudflare, Cl A *	(3,146)	(379,974)
Crowdstrike Holdings, Cl A*	(3,996)	(1,713,764)
Entegris	(18,401)	(1,455,887)
First Solar *	(17,252)	(2,170,647)
MicroStrategy, Cl A *	(7,726)	(2,936,730)
MongoDB, Cl A *	(1,511)	(260,149)
Palantir Technologies, Cl A *	(33,299)	(3,943,934)
Samsara, Cl A *	(34,300)	(1,360,338)
Snowflake, Cl A *	(4,423)	(705,424)
Super Micro Computer *	(75,651)	(2,410,241)
Western Digital *	(15,886)	(696,760)
		(20,598,923)

COMMON STOCK — continued

	Shares	Value
MATERIALS — (0.5)%
Martin Marietta Materials	(1,341)	$(702,657)

REAL ESTATE — (1.6)%
Invitation Homes	(27,076)	(925,729)
Lineage	(32,088)	(1,547,604)
		(2,473,333)

UTILITIES — (0.2)%
Constellation Energy	(1,535)	(342,980)

Total Common Stock
(Proceeds $37,484,145)		(37,772,921)

EXCHANGE-TRADED FUNDS — (20.7)%

	Shares	Value
Direxion NASDAQ-100 Equal Weighted Index Shares	(88,919)	(7,797,307)
Schwab U.S. Large-Capital ETF	(484,294)	(10,620,567)
Schwab U.S. Large-Capital Value ETF	(513,421)	(13,241,128)

Total Exchange-Traded Funds
(Proceeds $34,046,124)		(31,659,002)

Total Securities Sold Short— (45.4)%
(Proceeds $71,530,269)		$(69,431,923)

A list of the open option contracts held by the Fund at April 30, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.4%
Put Options
iShares Russell 2000 ETF	514	$10,015,804	$160.00	09/30/25	$156,770
SPDR S&P 500 ETF Trust	302	16,747,108	505.00	07/31/25	269,082
SPDR S&P 500 ETF Trust	216	11,978,064	450.00	09/30/25	129,600
		$38,740,976			$555,452
TOTAL PURCHASED OPTIONS
(Cost $1,244,938)		$38,740,976			$555,452

Percentages are based on Net Assets of $152,934,511.

*	Non-income producing security.

(A)	This security or a partial position of this security has been committed as collateral for securities sold short.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LONG/SHORT EQUITY FUND APRIL 30, 2025 (Unaudited)

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$114,945,082	$—	$—	$114,945,082
Purchased Options	555,452	—	—	555,452
Total Investments in Securities	$115,500,534	$—	$—	$115,500,534

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(37,772,921)	$—	$—	$(37,772,921)
Exchange-Traded Funds	(31,659,002)	—	—	(31,659,002)
Total Securities Sold Short	$(69,431,923)	$—	$—	$(69,431,923)

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LARGE CAP VALUE FUND APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.3%

	Shares	Value
COMMUNICATION SERVICES — 8.1%
AT&T	305,936	$8,474,427
Comcast, Cl A	80,416	2,750,227
Meta Platforms, Cl A	1,528	838,872
Verizon Communications	102,157	4,501,037
Walt Disney	41,914	3,812,079
		20,376,642
CONSUMER DISCRETIONARY — 3.7%
General Motors	82,318	3,724,066
Lennar, Cl A	21,286	2,311,873
TJX	24,500	3,152,660
		9,188,599
CONSUMER STAPLES — 9.8%
Casey's General Stores	6,431	2,974,916
Coca-Cola	34,937	2,534,679
Colgate-Palmolive	40,161	3,702,443
Dollar General	38,741	3,629,644
Monster Beverage *	61,639	3,705,737
Procter & Gamble	31,306	5,089,416
Walmart	30,763	2,991,702
		24,628,537
ENERGY — 10.5%
Baker Hughes, Cl A	83,601	2,959,475
Cheniere Energy	13,695	3,165,052
Chevron	34,579	4,704,819
ConocoPhillips	37,786	3,367,488
Exxon Mobil	89,073	9,408,781
Valero Energy	24,044	2,791,268
		26,396,883
FINANCIALS — 24.7%
Allstate	20,165	4,000,534
American Express	7,462	1,987,952
American International Group	52,127	4,249,393
Ameriprise Financial	4,885	2,300,933
Axis Capital Holdings	34,286	3,302,428
Bank of America	107,499	4,287,060
Berkshire Hathaway, Cl B *	13,620	7,262,865
Citigroup	75,684	5,175,272
Goldman Sachs Group	8,133	4,453,224
Hartford Financial Services Group	31,137	3,819,576
JPMorgan Chase	43,173	10,560,979
Popular	17,738	1,692,560
Prudential Financial	34,485	3,541,954
Visa, Cl A	3,655	1,262,802
Wells Fargo	56,857	4,037,416
		61,934,948
HEALTH CARE — 8.2%
Boston Scientific *	32,149	3,307,168
Cencora, Cl A	14,878	4,354,344
Gilead Sciences	27,875	2,969,803
Quest Diagnostics	21,543	3,839,393
STERIS PLC	12,227	2,747,896
Stryker	9,012	3,369,767
		20,588,371

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — 8.1%
3M	27,573	$3,830,165
AECOM	37,464	3,695,824
CSX	84,964	2,384,939
Cummins	12,171	3,576,327
Emerson Electric	22,357	2,349,944
United Rentals	1,042	657,971
Waste Management	15,766	3,679,154
		20,174,324
INFORMATION TECHNOLOGY — 6.8%
Cisco Systems	114,230	6,594,498
Hewlett Packard Enterprise	63,172	1,024,650
Intel	90,383	1,816,698
International Business Machines	18,718	4,526,387
Micron Technology	15,116	1,163,176
Motorola Solutions	4,259	1,875,621
		17,001,030
MATERIALS — 1.5%
Linde PLC	6,286	2,849,004
Steel Dynamics	5,917	767,494
		3,616,498
REAL ESTATE — 4.9%
American Tower ‡	11,898	2,681,928
Essex Property Trust ‡	9,211	2,571,251
Omega Healthcare Investors ‡	78,467	3,064,136
Realty Income ‡	32,149	1,860,141
Welltower ‡	14,193	2,165,710
		12,343,166
UTILITIES — 8.0%
Entergy	59,548	4,952,607
FirstEnergy	98,870	4,239,546
Fortis	71,100	3,520,161
National Fuel Gas	49,243	3,780,877
NRG Energy	31,124	3,410,568
		19,903,759
Total Common Stock
(Cost $199,313,344)		236,152,757
Total Investments in Securities— 94.3%
(Cost $199,313,344)		$236,152,757

Percentages are based on Net Assets of $250,459,219.

*	Non-income producing security.

‡	Real Estate Investment Trust.

See “Glossary” for abbreviations.

As of April 30, 2025, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LARGE CAP GROWTH FUND APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.0%#

	Shares	Value
COMMUNICATION SERVICES — 13.1%
Alphabet, Cl A	43,270	$6,871,276
Alphabet, Cl C	36,798	5,920,430
Meta Platforms, Cl A	17,090	9,382,410
Netflix *	3,990	4,515,563
Spotify Technology *	1,929	1,184,367
T-Mobile US	3,728	920,630
		28,794,676
CONSUMER DISCRETIONARY — 8.4%
AutoZone *	727	2,735,410
Darden Restaurants	8,626	1,730,721
Deckers Outdoor *	8,266	916,121
Home Depot	6,908	2,490,265
Tesla *	19,562	5,519,614
TJX	26,907	3,462,393
Viking Holdings *	41,316	1,695,195
		18,549,719
CONSUMER STAPLES — 6.0%
BJ's Wholesale Club Holdings *	11,859	1,394,144
Coca-Cola	35,852	2,601,063
Costco Wholesale	1,366	1,358,487
PepsiCo	16,726	2,267,711
Procter & Gamble	17,453	2,837,334
Walmart	28,351	2,757,135
		13,215,874
ENERGY — 0.7%
Baker Hughes, Cl A	20,627	730,196
Cheniere Energy	3,821	883,071
		1,613,267
FINANCIALS — 11.5%
American Express	8,799	2,344,142
Berkshire Hathaway, Cl B *	10,181	5,429,018
Goldman Sachs Group	3,450	1,889,047
JPMorgan Chase	10,981	2,686,172
Mastercard, Cl A	5,308	2,909,102
Progressive	10,835	3,052,653
Toast, Cl A *	51,924	1,847,456
Visa, Cl A	15,053	5,200,812
		25,358,402
HEALTH CARE — 3.8%
Boston Scientific *	23,635	2,431,332
Insulet *	4,528	1,142,369
Intuitive Surgical *	4,290	2,212,782
Stryker	6,617	2,474,229
		8,260,712
INDUSTRIALS — 8.0%
ATI *	31,911	1,735,320
Builders FirstSource *	8,050	963,021
Caterpillar	7,854	2,429,007
Cummins	5,031	1,478,309
EMCOR Group	3,194	1,279,836
General Electric	6,828	1,376,115
Mueller Industries	15,309	1,126,130
Uber Technologies *	32,362	2,621,646

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
Union Pacific	5,031	$1,084,985
United Rentals	1,797	1,134,716
Waste Management	9,890	2,307,930
		17,537,015
INFORMATION TECHNOLOGY — 41.2%
Accenture PLC, Cl A	3,235	967,750
Advanced Micro Devices *	9,559	930,569
Apple	100,650	21,388,125
AppLovin, Cl A *	1,542	415,276
Arista Networks *	17,752	1,460,457
Broadcom	35,125	6,760,509
Cloudflare, Cl A *	7,331	885,438
Datadog, Cl A *	5,649	577,102
HubSpot *	1,276	780,274
Intuit	2,606	1,635,187
KLA	2,981	2,094,719
Microsoft	53,670	21,213,604
NVIDIA	167,556	18,250,200
Oracle	12,434	1,749,713
Palantir Technologies, Cl A *	13,943	1,651,409
Palo Alto Networks *	9,919	1,854,159
QUALCOMM	11,572	1,717,979
Salesforce	11,854	3,185,288
ServiceNow *	2,545	2,430,500
Snowflake, Cl A *	5,162	823,287
		90,771,545
MATERIALS — 0.7%
Ecolab	5,966	1,500,031

REAL ESTATE — 2.0%
Simon Property Group ‡	9,990	1,572,226
Welltower ‡	18,484	2,820,474
		4,392,700
UTILITIES — 0.6%
Vistra	10,709	1,388,208

Total Common Stock
(Cost $145,438,766)		211,382,149

Total Investments in Securities— 96.0%
(Cost $145,438,766)		$211,382,149

Percentages are based on Net Assets of $220,263,701.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

*	Non-income producing security.

‡	Real Estate Investment Trust.

See “Glossary” for abbreviations.

As of April 30, 2025, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS SMALL CAP FUND APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.1%

	Shares	Value
COMMUNICATION SERVICES — 1.6%
IMAX *	90,468	$2,201,086

CONSUMER DISCRETIONARY — 10.0%
Boot Barn Holdings *	14,357	1,498,010
Cheesecake Factory	45,164	2,274,911
Garrett Motion	206,029	1,899,587
Phinia	45,582	1,830,117
Shake Shack, Cl A *	19,515	1,712,246
Six Flags Entertainment	47,952	1,650,028
TRI Pointe Group *	58,268	1,791,741
Warby Parker, Cl A *	90,468	1,493,627
		14,150,267
CONSUMER STAPLES — 2.4%
Dole PLC	116,814	1,774,404
United Natural Foods *	62,839	1,678,430
		3,452,834
ENERGY — 3.8%
Civitas Resources	31,643	862,272
International Seaways	44,467	1,510,099
Liberty Energy, Cl A	124,342	1,429,933
PBF Energy, Cl A	27,600	474,168
Veren	194,459	1,149,253
		5,425,725
FINANCIALS — 23.6%
Axis Capital Holdings	27,879	2,685,305
Bowhead Specialty Holdings *	31,224	1,254,893
Bread Financial Holdings	31,224	1,481,579
Enterprise Financial Services	37,497	1,950,594
Essent Group	32,340	1,841,116
Fidelis Insurance Holdings	69,001	1,128,166
FirstCash Holdings	13,832	1,852,935
Hamilton Insurance Group, Cl B *	85,032	1,573,092
Hancock Whitney	28,158	1,466,750
Merchants Bancorp	41,819	1,257,916
OceanFirst Financial	61,474	1,018,009
OFG Bancorp	48,789	1,919,847
Old Second Bancorp	123,505	1,950,144
Piper Sandler	6,695	1,614,298
Popular	10,216	974,811
PRA Group *	69,698	1,275,473
PRIMO BRANDS CORP	81,826	2,673,255
QCR Holdings	22,442	1,457,608
UMB Financial	19,097	1,806,003
Valley National Bancorp	121,136	1,041,770
WaFd	35,869	1,023,343
		33,246,907
HEALTH CARE — 15.5%
ARS Pharmaceuticals *	39,022	545,137
Axsome Therapeutics *	14,776	1,659,197
Bioventus, Cl A *	95,814	700,400
Blueprint Medicines *	11,988	1,072,926
Denali Therapeutics *	36,461	607,076
Immunovant *	23,106	373,162
Integer Holdings *	16,917	2,136,786

COMMON STOCK — continued

	Shares	Value
HEALTH CARE— continued
Kiniksa Pharmaceuticals International, Cl A *	57,431	$1,548,914
Madrigal Pharmaceuticals *	3,624	1,210,090
Merit Medical Systems *	24,533	2,317,142
Merus *	12,470	567,510
Mirum Pharmaceuticals *	18,261	793,441
National HealthCare	16,766	1,584,219
RadNet *	40,285	2,110,128
Twist Bioscience *	21,327	817,251
UFP Technologies *	6,427	1,340,287
Vericel *	32,479	1,234,852
Viking Therapeutics *	16,935	488,913
Viridian Therapeutics *	53,655	727,025
		21,834,456
INDUSTRIALS — 17.3%
ATI *	27,461	1,493,329
BrightView Holdings *	137,445	1,885,745
Brink's	24,673	2,201,818
Copa Holdings, Cl A	4,251	390,072
CSW Industrials	5,287	1,652,082
Granite Construction	18,010	1,464,033
IES Holdings *	10,315	2,028,754
Limbach Holdings *	24,115	2,308,770
LSI Industries	108,032	1,630,203
Maximus	25,091	1,680,093
SkyWest *	20,909	1,864,456
SPX Technologies *	12,735	1,708,400
Standex International	11,430	1,616,431
Verra Mobility, Cl A *	43,487	948,017
Willis Lease Finance	9,951	1,539,619
		24,411,822
INFORMATION TECHNOLOGY — 11.2%
ACI Worldwide *	28,437	1,517,398
AvePoint *	13,386	218,861
Belden	21,221	2,188,097
Benchmark Electronics	45,722	1,487,337
Couchbase *	94,650	1,669,626
DigitalOcean Holdings *	50,322	1,554,950
FormFactor *	41,261	1,161,085
LiveRamp Holdings *	56,595	1,480,525
Viavi Solutions *	150,270	1,589,857
Weave Communications *	92,002	975,221
Workiva, Cl A *	25,788	1,941,063
		15,784,020
MATERIALS — 0.6%
MP Materials *	36,583	894,820

REAL ESTATE — 6.9%
American Healthcare REIT ‡	60,108	1,940,286
CareTrust ‡	51,995	1,521,894
COPT Defense Properties ‡	73,183	1,910,808
Cushman & Wakefield PLC *	71,267	667,772
Independence Realty Trust ‡	79,247	1,539,769
Tanger ‡	69,559	2,191,804
		9,772,333

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS SMALL CAP FUND APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UTILITIES — 3.2%
National Fuel Gas	30,806	$2,365,285
Southwest Gas Holdings	21,188	1,529,985
Talen Energy *	3,072	660,726
		4,555,996
Total Common Stock
(Cost $126,818,750)		135,730,266
Total Investments in Securities— 96.1%
(Cost $126,818,750)		$135,730,266

Percentages are based on Net Assets of $141,176,614.

*	Non-income producing security.

‡	Real Estate Investment Trust.

See “Glossary” for abbreviations.

As of April 30, 2025, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.4%#
	Shares	Value
COMMUNICATION SERVICES — 10.1%
Advantage Solutions *	353	$473
Alphabet, Cl A	25,732	4,086,242
Alphabet, Cl C	20,978	3,375,150
Altice USA, Cl A *	965	2,393
AMC Entertainment Holdings, Cl A *	1,551	4,141
AMC Networks, Cl A *	78	499
Angi, Cl A *	193	2,209
Anterix *	52	1,552
AST SpaceMobile, Cl A *	661	15,342
AT&T	31,311	867,315
Atlanta Braves Holdings, Cl A *	41	1,781
Atlanta Braves Holdings, Cl C *	150	5,979
ATN International	41	725
Bandwidth, Cl A *	100	1,242
Boston Omaha, Cl A *	67	1,041
Bumble, Cl A *	316	1,334
Cable One	19	5,078
Cardlytics *	199	287
Cargurus, Cl A *	351	9,814
Cars.com *	260	3,026
Charter Communications, Cl A *	395	154,785
Cinemark Holdings	467	13,968
Clear Channel Outdoor Holdings, Cl A *	1,076	1,059
Cogent Communications Holdings	183	9,946
Comcast, Cl A	16,651	569,464
DHI Group *	160	226
EchoStar, Cl A *	501	11,262
Electronic Arts	1,145	166,128
Entravision Communications, Cl A	251	459
Eventbrite, Cl A *	311	659
EverQuote, Cl A *	107	2,540
EW Scripps, Cl A *	285	573
Fox	832	41,425
Fox	523	24,184
Frontier Communications Parent *	1,069	38,751
fuboTV *	1,388	4,164
Gannett *	583	1,866
Getty Images Holdings *	502	959
Globalstar *	200	3,853
Gogo *	262	1,983
Gray Television	351	1,176
IAC *	317	11,076
Ibotta, Cl A *	68	3,318
IDT, Cl B	85	4,271
iHeartMedia *	440	453
IMAX *	180	4,379
Integral Ad Science Holding *	422	2,984
Interpublic Group of Companies	1,620	40,694
Iridium Communications	416	10,038
John Wiley & Sons, Cl A	171	7,462
Liberty Broadband, Cl A *	69	6,144
Liberty Broadband, Cl C *	499	45,105
COMMON STOCK — continued
	Shares	Value
COMMUNICATION SERVICES— continued
Liberty Media -Liberty Formula One, Cl A *	97	$7,813
Liberty Media -Liberty Formula One, Cl C *	916	81,222
Liberty Media -Liberty Live, Cl A *	83	5,808
Liberty Media -Liberty Live, Cl C *	198	14,159
Lions Gate Entertainment, Cl A *	259	2,300
Lions Gate Entertainment, Cl B *	657	5,243
Live Nation Entertainment *	693	91,788
Lumen Technologies *	4,102	14,521
Madison Square Garden Entertainment, Cl A *	151	4,898
Madison Square Garden Sports *	80	15,406
Magnite *	576	6,849
Marcus	92	1,501
Match Group	1,101	32,656
MediaAlpha, Cl A *	117	983
Meta Platforms, Cl A	9,608	5,274,792
Netflix *	1,875	2,121,975
New York Times, Cl A	670	34,880
News	490	15,396
News	1,656	44,911
Nexstar Media Group, Cl A	127	19,007
Nextdoor Holdings *	780	1,147
NII Holdings *(A)	46	—
Omnicom Group	844	64,279
Outbrain *	133	471
Paramount Global, Cl A	37	838
Paramount Global, Cl B	2,319	27,225
Pinterest, Cl A *	2,453	62,110
Playstudios *	387	492
PubMatic, Cl A *	165	1,612
QuinStreet *	217	3,802
Reddit, Cl A *	461	53,739
ROBLOX, Cl A *	2,467	165,412
Roku, Cl A *	556	37,908
Rumble *	365	2,818
Scholastic	83	1,497
Shenandoah Telecommunications	218	2,429
Shutterstock	99	1,580
Sinclair	152	2,189
Sirius XM Holdings	846	18,121
Skillz, Cl A *	16	82
Snap, Cl A *	4,699	37,404
Sphere Entertainment *	115	3,134
Spok Holdings	69	989
Spotify Technology *	554	340,145
Stagwell, Cl A *	355	1,981
System1 *	35	20
Take-Two Interactive Software *	743	173,357
TEGNA	662	10,744
Telephone and Data Systems	348	13,047
Thryv Holdings *	163	2,233
TKO Group Holdings, Cl A	303	49,362

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

U.S. ALL CAP INDEX FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
COMMUNICATION SERVICES— continued
T-Mobile US	2,094	$517,113
Toro Combineco *	121	964
Trade Desk, Cl A *	2,018	108,225
TripAdvisor *	449	5,590
TrueCar *	312	465
Trump Media & Technology Group *	417	10,233
United States Cellular *	58	3,982
Urban One *	66	34
Urban One, Cl A *	26	39
Verizon Communications	16,895	744,394
Vimeo *	605	3,049
Vivid Seats, Cl A *	336	944
Walt Disney	7,940	722,143
Warner Bros Discovery *	9,785	84,836
Warner Music Group, Cl A	583	17,752
WideOpenWest *	201	880
Yelp, Cl A *	260	9,121
Ziff Davis *	175	5,168
ZipRecruiter, Cl A *	248	1,280
ZoomInfo Technologies, Cl A *	1,241	10,623
		20,694,087
CONSUMER DISCRETIONARY — 8.0%
1-800-Flowers.com, Cl A *	115	636
Abercrombie & Fitch, Cl A *	218	15,134
Academy Sports & Outdoors	283	10,663
Acushnet Holdings	115	7,615
Adient PLC *	340	4,301
ADT	1,992	15,976
Adtalem Global Education *	155	16,461
Advance Auto Parts	250	8,180
Airbnb, Cl A *	1,717	209,337
Allbirds, Cl A *	20	101
A-Mark Precious Metals	78	1,900
American Axle & Manufacturing Holdings *	460	1,757
American Eagle Outfitters	808	8,508
America's Car-Mart *	29	1,375
AMMO *	350	690
Aptiv PLC *	1,022	58,315
Aramark	1,152	38,511
Arhaus, Cl A *	210	1,651
Arko	243	978
Asbury Automotive Group *	85	18,542
AutoNation *	144	25,078
AutoZone *	74	278,432
BARK *	519	586
Barnes & Noble Education *	75	790
Bath & Body Works	945	28,832
Beazer Homes USA *	122	2,386
Best Buy	863	57,554
Beyond *	184	749
Biglari Holdings, Cl B *	3	699
BJ's Restaurants *	91	3,029
Bloomin' Brands	305	2,446
COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY— continued
Booking Holdings	144	$734,296
Boot Barn Holdings *	126	13,147
BorgWarner	952	27,018
Bowlero	70	658
Bright Horizons Family Solutions *	254	31,857
Brinker International *	188	25,248
Brunswick	278	12,802
Buckle	128	4,449
Build-A-Bear Workshop, Cl A	52	1,835
Burlington Stores *	278	62,561
Caleres	139	2,118
Camping World Holdings, Cl A	244	2,943
Capri Holdings *	478	7,189
CarMax *	678	43,846
Carnival *	4,402	80,733
CarParts.com *	222	205
Carriage Services, Cl A	52	2,078
Carter's	145	4,792
Carvana, Cl A *	546	133,415
Cato, Cl A	70	165
Cava Group *	379	35,031
Cavco Industries *	35	17,285
Century Communities	116	6,327
Champion Homes *	246	21,279
Cheesecake Factory	194	9,772
Chegg *	403	293
Chewy, Cl A *	692	25,950
Children's Place *	18	91
Chipotle Mexican Grill, Cl A *	5,963	301,251
Choice Hotels International	113	14,250
Clarus	120	395
Columbia Sportswear	128	7,958
Cooper-Standard Holdings *	70	1,027
Coursera *	467	3,932
Cracker Barrel Old Country Store	90	3,843
Cricut, Cl A	193	961
Crocs *	246	23,719
Dana	538	7,392
Darden Restaurants	514	103,129
Dave & Buster's Entertainment *	126	2,418
Deckers Outdoor *	659	73,037
Denny's *	205	756
Designer Brands, Cl A	137	382
Destination XL Group *	188	186
Dick's Sporting Goods	245	45,996
Dillard's, Cl A	13	4,507
Dine Brands Global	62	1,234
Domino's Pizza	145	71,104
DoorDash, Cl A *	1,475	284,513
Dorman Products *	109	12,350
DR Horton	1,210	152,871
Dream Finders Homes, Cl A *	111	2,515
Duluth Holdings, Cl B *	64	111
Duolingo, Cl A *	163	63,485
Dutch Bros, Cl A *	475	28,377
eBay	2,077	141,568

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

U.S. ALL CAP INDEX FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
El Pollo Loco Holdings *	99	$926
Escalade	32	486
Ethan Allen Interiors	98	2,786
Etsy *	472	20,523
European Wax Center, Cl A *	115	359
EVgo, Cl A *	508	1,402
Expedia Group	524	82,231
Figs, Cl A *	552	2,225
First Watch Restaurant Group *	167	2,949
Five Below *	232	17,607
Floor & Decor Holdings, Cl A *	462	33,005
Foot Locker *	388	4,761
Ford Motor	17,089	171,061
Fox Factory Holding *	172	3,493
Frontdoor *	314	12,909
Funko, Cl A *	125	501
GameStop, Cl A *	1,783	49,674
Gap	1,115	24,419
Garmin	678	126,698
Garrett Motion	517	4,767
General Motors	4,384	198,332
Genesco *	43	834
Gentex	1,037	22,586
Gentherm *	127	3,303
Genuine Parts	608	71,470
G-III Apparel Group *	138	3,480
Global Business Travel Group I *	438	2,939
Goodyear Tire & Rubber *	1,093	11,892
GoPro, Cl A *	519	299
Graham Holdings, Cl B	13	11,961
Grand Canyon Education *	125	22,296
Green Brick Partners *	130	7,669
Group 1 Automotive	57	23,007
Groupon, Cl A *	101	1,839
GrowGeneration *	222	260
Guess?	135	1,519
H&R Block	592	35,739
Hanesbrands *	1,366	6,270
Harley-Davidson	481	10,784
Hasbro	576	35,654
Haverty Furniture	52	944
Helen of Troy *	94	2,619
Hilton Grand Vacations *	294	9,887
Hilton Worldwide Holdings	1,047	236,078
Holley *	219	471
Home Depot	4,394	1,583,993
Hooker Furnishings	44	422
Hovnanian Enterprises, Cl A *	19	1,839
Hyatt Hotels, Cl A	178	20,057
Installed Building Products	103	17,081
iRobot *	125	306
J Jill	30	457
Jack in the Box	76	1,979
JAKKS Pacific	34	656
Johnson Outdoors, Cl A	19	434
KB Home	274	14,804
COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
Kohl's	451	$3,022
Kontoor Brands	237	14,256
Krispy Kreme	336	1,378
Kura Sushi USA, Cl A *	26	1,531
Lands' End *	49	435
Landsea Homes *	125	763
Latham Group *	151	825
Laureate Education, Cl A *	526	10,557
La-Z-Boy, Cl Z	170	6,715
LCI Industries	102	7,862
Lear	237	20,323
Legacy Housing *	43	1,046
Leggett & Platt	549	5,281
Lennar, Cl A	1,000	108,610
Lennar, Cl B	35	3,618
Leslie's *	475	285
Levi Strauss, Cl A	394	6,308
LGI Homes *	85	4,642
Life Time Group Holdings *	315	9,658
Lincoln Educational Services *	109	1,842
Lindblad Expeditions Holdings *	152	1,344
Lithia Motors, Cl A	115	33,667
LKQ	1,131	43,216
Lovesac *	58	1,128
Lowe's	2,470	552,193
Lucid Group *	4,910	12,324
Lululemon Athletica *	486	131,594
Luminar Technologies, Cl A *	104	407
M/I Homes *	110	11,735
Macy's	1,129	12,893
Malibu Boats, Cl A *	79	2,256
Marine Products	43	361
MarineMax *	83	1,781
Marriott International, Cl A	985	235,001
Marriott Vacations Worldwide	132	7,235
MasterCraft Boat Holdings *	68	1,118
Mattel *	1,448	23,009
Matthews International, Cl A	122	2,495
McDonald's	3,142	1,004,340
Meritage Homes	308	20,987
Mister Car Wash *	454	3,114
Modine Manufacturing *	224	18,287
Mohawk Industries *	229	24,354
Monro	116	1,617
Movado Group	63	875
Murphy USA	81	40,384
Nathan's Famous	10	978
National Vision Holdings *	320	3,952
Nerdy *	174	277
NIKE, Cl B	5,079	286,456
Noodles, Cl A *	149	146
Nordstrom	433	10,453
Norwegian Cruise Line Holdings *	1,907	30,569
NVR *	12	85,509
ODP *	119	1,628
Ollie's Bargain Outlet Holdings *	269	28,544

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

U.S. ALL CAP INDEX FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
On Holding, Cl A *	1,029	$49,505
OneSpaWorld Holdings	410	6,847
OneWater Marine, Cl A *	43	645
O'Reilly Automotive *	250	353,800
Oxford Industries	63	3,062
Papa John's International	127	4,385
Patrick Industries	133	10,238
Peloton Interactive, Cl A *	1,482	10,211
Penske Automotive Group	77	11,987
Perdoceo Education	255	6,406
Petco Health & Wellness, Cl A *	322	950
PetMed Express *	77	260
Phinia	168	6,745
Planet Fitness, Cl A *	366	34,620
Playa Hotels & Resorts *	357	4,791
Polaris	218	7,403
Pool	160	46,902
Portillo's, Cl A *	240	2,482
Potbelly *	107	867
PulteGroup	892	91,501
Purple Innovation, Cl A *	217	147
PVH	241	16,624
QuantumScape, Cl A *	1,422	5,560
Qurate Retail *	1,478	222
Ralph Lauren, Cl A	170	38,242
Revolve Group, Cl A *	158	3,141
RH *	65	11,962
Rivian Automotive, Cl A *	3,327	45,447
Rocky Brands	29	620
Ross Stores	1,420	197,380
Royal Caribbean Cruises	1,029	221,142
Sabre *	1,567	3,714
Sally Beauty Holdings *	418	3,403
Savers Value Village *	104	997
Service International	617	49,298
Shake Shack, Cl A *	167	14,653
SharkNinja *	298	23,989
Shoe Carnival	71	1,234
Signet Jewelers	173	10,259
Six Flags Entertainment	370	12,732
Skechers USA, Cl A *	573	27,515
Sleep Number *	86	670
Solid Power *	545	594
Solo Brands, Cl A *	121	4
Sonic Automotive, Cl A	57	3,461
Sonos *	473	4,356
Sportsman's Warehouse Holdings *	144	241
Standard Motor Products	77	2,087
Starbucks	4,876	390,324
Stellantis	8,216	76,244
Steven Madden	283	5,943
Stitch Fix, Cl A *	401	1,311
Stoneridge *	111	428
Strategic Education	95	7,750
Stride *	185	26,316
Sweetgreen, Cl A *	381	7,422
COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
Tapestry	918	$64,857
Target Hospitality *	128	870
Taylor Morrison Home, Cl A *	440	25,234
Tempur Sealy International	732	44,696
Tesla *	12,391	3,496,245
Texas Roadhouse, Cl A	291	48,294
Thor Industries	213	15,425
ThredUp, Cl A *	315	1,414
Tile Shop Holdings *	71	403
Tilly's, Cl A *	67	103
TJX	4,915	632,462
Toll Brothers	434	43,778
TopBuild *	128	37,857
Topgolf Callaway Brands *	582	3,847
Torrid Holdings *	80	508
Tractor Supply	2,340	118,451
Traeger *	241	352
Travel + Leisure	273	11,993
TRI Pointe Group *	377	11,593
Udemy *	383	2,631
Ulta Beauty *	203	80,315
Under Armour, Cl A *	786	4,496
Under Armour, Cl C *	507	2,758
United Parks & Resorts *	111	4,845
Universal Technical Institute *	192	5,388
Upbound Group, Cl A	201	4,000
Urban Outfitters *	294	15,517
Vail Resorts	162	22,550
Valvoline *	555	19,014
Vera Bradley *	80	156
VF	1,700	20,196
Victoria's Secret *	317	5,960
Viking Holdings *	616	25,274
Visteon *	113	8,948
Warby Parker, Cl A *	371	6,125
Wayfair, Cl A *	401	12,094
Wendy's	710	8,875
Weyco Group	24	718
Whirlpool	237	18,078
Williams-Sonoma	535	82,641
Wingstop	127	33,514
Winmark	12	4,320
Winnebago Industries	113	3,596
Wolverine World Wide	323	4,215
WW International *	311	240
Wyndham Hotels & Resorts	335	28,576
XPEL *	90	2,578
Xponential Fitness, Cl A *	101	845
YETI Holdings *	348	9,935
Yum! Brands	1,227	184,590
Zumiez *	63	737
		16,305,134
CONSUMER STAPLES — 5.7%
Albertsons, Cl A	1,462	32,135
Alico	9	257

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

U.S. ALL CAP INDEX FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES— continued
Andersons	134	$5,053
Archer-Daniels-Midland	2,077	99,177
B&G Foods	319	2,198
Beauty Health *	315	312
BellRing Brands *	559	43,121
Beyond Meat *	254	630
BJ's Wholesale Club Holdings *	572	67,244
Boston Beer, Cl A *	36	8,849
BRC, Cl A *	122	278
Brown-Forman, Cl A	176	6,091
Brown-Forman, Cl B	1,277	44,491
Bunge Global	604	47,547
Calavo Growers	66	1,823
Cal-Maine Foods	172	16,060
Campbell Soup	866	31,574
Casey's General Stores	161	74,477
Celsius Holdings *	746	26,080
Central Garden & Pet *	32	1,074
Central Garden & Pet, Cl A *	212	6,269
Chefs' Warehouse *	148	8,432
Clorox	535	76,130
Coca-Cola	15,359	1,114,295
Coca-Cola Consolidated	24	32,539
Colgate-Palmolive	3,586	330,593
Conagra Brands	2,067	51,076
Constellation Brands, Cl A	682	127,902
Costco Wholesale	1,946	1,935,297
Coty, Cl A *	1,518	7,666
Darling Ingredients *	688	22,147
Dole PLC	291	4,420
Dollar General	893	83,665
Dollar Tree *	867	70,895
Edgewell Personal Care	199	6,079
elf Beauty *	242	14,973
Energizer Holdings	299	8,085
Estee Lauder, Cl A	953	57,142
Flowers Foods	847	14,899
Fresh Del Monte Produce	164	5,578
Freshpet *	208	15,296
General Mills	2,400	136,176
Grocery Outlet Holding *	393	6,598
Hain Celestial Group *	366	1,113
Herbalife *	400	2,880
Hershey	635	106,166
HF Foods Group *	161	604
Hormel Foods	1,275	38,122
Ingles Markets, Cl A	60	3,701
Ingredion	285	37,854
Inter Parfums	75	8,190
J&J Snack Foods	50	6,479
JM Smucker	446	51,856
John B Sanfilippo & Son	37	2,452
Kellanova	1,201	99,407
Kenvue	8,428	198,901
Keurig Dr Pepper	4,959	171,532
Kimberly-Clark	1,461	192,531
COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES— continued
Kraft Heinz	3,777	$109,911
Kroger	2,931	211,647
Lamb Weston Holdings	620	32,742
Lancaster Colony	87	14,162
Limoneira	69	1,037
Maplebear *	684	27,285
McCormick	1,105	84,709
Medifast *	44	578
MGP Ingredients	61	1,798
Mission Produce *	183	1,917
Molson Coors Beverage, Cl B	749	43,090
Mondelez International, Cl A	5,856	398,969
Monster Beverage *	3,023	181,743
National Beverage	98	4,351
Natural Grocers by Vitamin Cottage	51	2,558
Nature's Sunshine Products *	49	604
Nu Skin Enterprises, Cl A	201	1,272
Oil-Dri Corp of America	41	1,726
Olaplex Holdings *	360	472
PepsiCo	6,004	814,022
Performance Food Group *	672	54,204
Pilgrim's Pride	172	9,388
Post Holdings *	205	23,200
PriceSmart	105	10,656
Procter & Gamble	10,297	1,673,983
Reynolds Consumer Products	226	5,198
Seaboard	1	2,586
Seneca Foods, Cl A *	20	1,794
Seneca Foods, Cl B *	3	270
Simply Good Foods *	392	14,155
SpartanNash	139	2,758
Spectrum Brands Holdings	112	7,067
Sprouts Farmers Market *	433	74,043
Sysco	2,119	151,297
Target	1,993	192,723
Tootsie Roll Industries	80	2,560
TreeHouse Foods *	189	4,402
Tyson Foods, Cl A	1,234	75,570
United Natural Foods *	235	6,277
US Foods Holding *	1,013	66,514
USANA Health Sciences *	49	1,376
Utz Brands	268	3,562
Village Super Market, Cl A	37	1,363
Vita Coco *	163	5,387
Vital Farms *	130	4,451
Waldencast, Cl A *	145	394
Walmart	19,196	1,866,811
WD-40	56	12,788
Weis Markets	68	5,847
Westrock Coffee *	222	1,288
WK Kellogg	255	4,572
Zevia PBC, Cl A *	110	249
		11,787,737

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

U.S. ALL CAP INDEX FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
ENERGY — 3.7%
Aemetis *	184	$232
Amplify Energy *	161	419
Antero Midstream	1,477	24,444
Antero Resources *	1,266	44,095
APA	1,625	25,252
Archrock	747	17,577
Ardmore Shipping	175	1,669
Aris Water Solutions, Cl A	111	2,771
Atlas Energy Solutions, Cl A	262	3,545
Baker Hughes, Cl A	4,311	152,609
Berry	249	618
Bristow Group *	102	2,962
Cactus, Cl A	275	10,433
California Resources	353	12,182
Centrus Energy, Cl A *	62	4,296
ChampionX	826	19,931
Cheniere Energy	945	218,399
Chesapeake Energy	984	102,238
Chevron	7,317	995,551
Chord Energy	262	23,640
Civitas Resources	380	10,355
Clean Energy Fuels *	696	1,009
CNX Resources *	627	18,453
Comstock Resources *	324	5,919
ConocoPhillips	5,671	505,400
CONSOL Energy	222	16,043
Core Laboratories	193	2,194
Coterra Energy	3,179	78,076
Crescent Energy, Cl A	736	6,094
CVR Energy	138	2,603
Delek US Holdings	251	3,268
Devon Energy	2,877	87,490
DHT Holdings	544	5,815
Diamondback Energy	843	111,284
DMC Global *	77	500
Dorian LPG	166	3,556
DT Midstream	438	42,574
Empire Petroleum *	47	216
EOG Resources	2,455	270,860
EQT	2,672	132,104
Evolution Petroleum	117	490
Excelerate Energy, Cl A	65	1,663
Expro Group Holdings *	426	3,523
Exxon Mobil	19,290	2,037,603
Forum Energy Technologies *	48	703
FutureFuel	108	444
Gevo *	933	1,026
Golar LNG	421	17,895
Granite Ridge Resources	253	1,217
Green Plains *	261	934
Gulfport Energy *	62	10,695
Hallador Energy *	125	1,758
Halliburton	3,485	69,073
Helix Energy Solutions Group *	573	3,490
Helmerich & Payne	369	6,970
Hess	1,269	163,764
COMMON STOCK — continued
	Shares	Value
ENERGY— continued
Hess Midstream, Cl A	445	$16,541
HF Sinclair	695	20,899
HighPeak Energy	95	761
Innovex International *	151	2,280
International Seaways	192	6,520
Kinder Morgan	8,519	224,050
Kinetik Holdings, Cl A	155	6,408
Kodiak Gas Services	202	6,870
Liberty Energy, Cl A	618	7,107
Magnolia Oil & Gas, Cl A	805	16,527
Mammoth Energy Services *	59	149
Marathon Petroleum	1,396	191,824
Matador Resources	505	19,968
Murphy Oil	585	12,010
Nabors Industries *	37	993
NACCO Industries, Cl A	15	524
National Energy Services Reunited *	209	1,302
Natural Gas Services Group *	49	881
Navigator Holdings	114	1,447
New Fortress Energy, Cl A	545	2,959
Newpark Resources *	330	1,907
NextDecade *	734	5,490
Nine Energy Service *	116	96
Noble PLC	531	11,544
Nordic American Tankers	826	2,115
Northern Oil & Gas	388	9,428
NOV	1,689	19,609
Occidental Petroleum	2,947	116,141
Oil States International *	245	860
ONEOK	2,545	209,097
Ovintiv	1,118	37,542
Par Pacific Holdings *	222	3,179
Patterson-UTI Energy	1,560	8,798
PBF Energy, Cl A	347	5,961
Peabody Energy	470	5,800
Permian Resources, Cl A	2,822	33,300
Phillips 66	1,802	187,516
PrimeEnergy Resources *	2	340
ProFrac Holding, Cl A *	66	274
ProPetro Holding *	355	1,768
Range Resources	1,027	34,846
Ranger Energy Services, Cl A	59	654
REX American Resources *	65	2,582
Riley Exploration Permian	65	1,604
Ring Energy *	712	631
RPC	396	1,873
Sable Offshore *	236	4,404
SandRidge Energy	132	1,203
Schlumberger	6,127	203,723
Scorpio Tankers	195	7,350
SEACOR Marine Holdings *	105	512
Seadrill *	256	5,258
Select Water Solutions, Cl A	396	3,374
Sitio Royalties, Cl A	319	5,410
SM Energy	479	10,916

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

U.S. ALL CAP INDEX FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
ENERGY— continued
Solaris Energy Infrastructure, Cl A	144	$3,044
Summit Midstream *	70	1,949
Talos Energy *	544	3,743
Targa Resources	938	160,304
Teekay	231	1,666
TETRA Technologies *	492	1,402
Texas Pacific Land	83	106,976
Tidewater *	197	7,129
Transocean *	3,223	6,865
Uranium Energy *	1,682	8,831
VAALCO Energy	432	1,413
Valaris *	245	7,916
Valero Energy	1,379	160,088
Viper Energy, Cl A	450	18,149
Vital Energy *	124	1,758
Vitesse Energy	86	1,759
W&T Offshore	401	461
Weatherford International	303	12,544
Williams	5,309	310,948
World Kinect	234	5,871
		7,595,865
FINANCIALS — 15.9%
1st Source	63	3,777
Acacia Research *	148	457
ACNB	34	1,425
Affiliated Managers Group	126	20,869
Affirm Holdings, Cl A *	1,023	50,904
AGNC Investment ‡	3,843	33,934
Alerus Financial	91	1,809
Allstate	1,146	227,355
Ally Financial	1,171	38,245
AlTi Global *	119	408
Amalgamated Financial	72	2,028
Ambac Financial Group *	191	1,524
Amerant Bancorp, Cl A	162	2,728
American Coastal Insurance	97	1,109
American Express	2,213	589,565
American Financial Group	324	41,038
American International Group	2,721	221,816
Ameriprise Financial	424	199,712
Ameris Bancorp	286	16,760
AMERISAFE	77	3,580
Angel Oak Mortgage REIT ‡	73	690
Annaly Capital Management ‡	2,428	47,589
Aon PLC, Cl A	916	324,988
Apollo Commercial Real Estate Finance ‡	570	5,341
Apollo Global Management	1,700	232,016
Arbor Realty Trust ‡	740	8,532
Arch Capital Group	1,500	136,020
Ares Commercial Real Estate ‡	211	859
Ares Management, Cl A	840	128,125
ARMOUR Residential REIT ‡	230	3,788
Arrow Financial	59	1,447

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
Arthur J Gallagher	1,105	$354,362
Artisan Partners Asset Management, Cl A	284	10,502
Associated Banc-Corp	704	15,530
Assurant	223	42,981
Assured Guaranty	209	18,336
Atlantic Union Bankshares	547	15,146
Atlanticus Holdings *	20	1,096
AvidXchange Holdings *	708	5,756
Axis Capital Holdings	330	31,786
Axos Financial *	240	15,235
B. Riley Financial	72	211
Bakkt Holdings, Cl A *	20	188
Baldwin Insurance Group, Cl A *	277	11,529
Banc of California	576	7,764
BancFirst	77	9,072
Banco Latinoamericano de Comercio Exterior, Cl E	117	4,481
Bancorp *	187	9,034
Bank First	40	4,367
Bank of America	30,209	1,204,735
Bank of Hawaii	162	10,710
Bank of Marin Bancorp	60	1,231
Bank of New York Mellon	3,153	253,533
Bank OZK	469	19,979
Bank7	17	619
BankUnited	308	10,075
Bankwell Financial Group	23	780
Banner	139	8,498
Bar Harbor Bankshares	58	1,719
BayCom	43	1,118
BCB Bancorp	62	510
Berkshire Hathaway, Cl B *	5,699	3,038,992
Berkshire Hills Bancorp	176	4,370
BGC Group, Cl A	1,467	13,291
BlackRock Funding	623	569,584
Blackstone, Cl A	3,081	405,799
Blackstone Mortgage Trust, Cl A ‡	685	13,049
Block, Cl A *	2,435	142,374
Blue Foundry Bancorp *	81	757
Blue Owl Capital, Cl A	2,470	45,769
BOK Financial	91	8,478
Bowhead Specialty Holdings *	65	2,612
Bread Financial Holdings	202	9,585
Bridgewater Bancshares *	86	1,324
Brighthouse Financial *	257	14,963
Brightsphere Investment Group	115	3,098
BrightSpire Capital, Cl A ‡	528	2,645
Brookline Bancorp	358	3,738
Brown & Brown	1,038	114,803
Burke & Herbert Financial Services	54	3,019
Business First Bancshares	115	2,651
Byline Bancorp	105	2,682
Cadence Bank	787	23,028
California BanCorp *	99	1,383

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

U.S. ALL CAP INDEX FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Camden National	67	$2,581
Cannae Holdings	234	4,144
Cantaloupe *	263	2,104
Capital Bancorp	49	1,548
Capital City Bank Group	54	1,973
Capital One Financial	1,609	290,038
Capitol Federal Financial	475	2,693
Carlyle Group	1,063	41,074
Carter Bankshares *	91	1,393
Cass Information Systems	54	2,200
Cathay General Bancorp	282	11,757
Cboe Global Markets	453	100,475
Central Pacific Financial	109	2,800
Charles Schwab	6,753	549,694
Chemung Financial	17	754
Chimera Investment ‡	325	4,010
Chubb	1,640	469,171
Cincinnati Financial	672	93,549
Citigroup	8,019	548,339
Citizens & Northern	60	1,155
Citizens Financial Group	1,802	66,476
Citizens Financial Services	18	980
City Holding	59	6,836
Civista Bancshares	61	1,373
Claros Mortgage Trust ‡	449	1,105
CME Group, Cl A	1,586	439,449
CNB Financial	84	1,844
Coastal Financial *	51	4,190
Cohen & Steers	112	8,548
Coinbase Global, Cl A *	876	177,732
Columbia Banking System	912	20,447
Columbia Financial *	111	1,495
Comerica	572	30,745
Commerce Bancshares	539	32,739
Community Financial System	217	11,846
Community Trust Bancorp	64	3,133
Community West Bancshares	69	1,207
Compass Diversified Holdings	275	4,727
ConnectOne Bancorp	148	3,334
Consumer Portfolio Services *	37	342
Corebridge Financial	1,119	33,156
Corpay *	295	95,984
Crawford, Cl A	69	767
Crawford, Cl B	26	278
Credit Acceptance *	20	9,748
Cullen	260	30,282
Customers Bancorp *	118	5,900
CVB Financial	545	10,104
Diamond Hill Investment Group	11	1,386
DigitalBridge Group	726	6,098
Dime Community Bancshares	161	4,136
Discover Financial Services	1,089	198,928
Donegal Group, Cl A	61	1,180
Donegal Group, Cl B	4	66
Donnelley Financial Solutions *	112	5,398
Dynex Capital ‡	347	4,279
COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Eagle Bancorp	121	$2,172
East West Bancorp	606	51,843
Eastern Bankshares	819	12,219
Ellington Financial ‡	360	4,691
Employers Holdings	101	4,908
Enact Holdings	122	4,366
Encore Capital Group *	94	3,234
Enova International *	103	9,454
Enstar Group *	49	16,386
Enterprise Bancorp	41	1,525
Enterprise Financial Services	148	7,699
Equitable Holdings	1,367	67,598
Equity Bancshares, Cl A	68	2,617
Erie Indemnity, Cl A	111	39,807
Esquire Financial Holdings	29	2,405
ESSA Bancorp	34	629
Essent Group	451	25,675
Euronet Worldwide *	181	17,937
Evercore, Cl A	155	31,820
EVERTEC	261	8,858
EZCORP, Cl A *	201	3,290
F&G Annuities & Life	72	2,506
FactSet Research Systems	167	72,181
Farmers & Merchants Bancorp	52	1,361
Farmers National Banc	147	1,917
FB Financial	144	6,129
Federal Agricultural Mortgage, Cl C	37	6,487
Federated Hermes, Cl B	328	13,320
Fidelis Insurance Holdings	268	4,382
Fidelity D&D Bancorp	19	769
Fidelity National Financial	1,136	72,761
Fidelity National Information Services	2,319	182,923
Fifth Third Bancorp	2,914	104,729
Finance of America, Cl A *	30	626
Financial Institutions	77	1,955
First American Financial	432	26,270
First Bancorp	168	6,797
First Bancorp	40	977
First BanCorp	668	13,120
First Bank	125	1,797
First Busey	335	6,967
First Business Financial Services	31	1,492
First Citizens BancShares, Cl A	43	76,503
First Commonwealth Financial	412	6,312
First Community Bankshares	64	2,412
First Financial	44	2,174
First Financial Bancorp	385	8,913
First Financial Bankshares	526	17,626
First Foundation	297	1,491
First Hawaiian	532	12,162
First Horizon	2,280	41,222
First Interstate BancSystem, Cl A	357	9,352
First Merchants	238	8,482
First Mid Bancshares	84	2,808

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

U.S. ALL CAP INDEX FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
First of Long Island	88	$1,014
FirstCash Holdings	170	22,773
Fiserv *	2,475	456,811
Five Star Bancorp	62	1,716
Flushing Financial	133	1,592
Flywire *	489	4,601
FNB	1,540	20,159
Forge Global Holdings *	34	495
Franklin BSP Realty Trust ‡	335	3,812
Franklin Resources	1,350	25,326
FS Bancorp	27	1,056
Fulton Financial	747	12,460
FVCBankcorp *	64	731
GCM Grosvenor	181	2,270
Genworth Financial, Cl A *	1,740	11,936
German American Bancorp	114	4,322
Glacier Bancorp	494	20,135
Global Payments	1,100	83,941
Globe Life	359	44,279
GoHealth, Cl A *	16	168
Goldman Sachs Group	1,363	746,311
Goosehead Insurance, Cl A	90	8,749
Granite Point Mortgage Trust ‡	196	386
Great Southern Bancorp	38	2,090
Green Dot, Cl A *	217	1,816
Greene County Bancorp	29	645
Greenlight Capital Re, Cl A *	98	1,285
Guaranty Bancshares	33	1,302
Hagerty, Cl A *	131	1,154
Hamilton Insurance Group, Cl B *	74	1,369
Hamilton Lane, Cl A	164	25,336
Hancock Whitney	368	19,169
Hanmi Financial	123	2,813
Hanover Insurance Group	141	23,420
HarborOne Bancorp	159	1,800
Hartford Financial Services Group	1,264	155,055
HBT Financial	52	1,205
HCI Group	36	5,267
Heritage Commerce	244	2,206
Heritage Financial	139	3,172
Hilltop Holdings	187	5,522
Hingham Institution For Savings The	7	1,747
Hippo Holdings *	71	1,642
Home Bancorp	29	1,460
Home BancShares	802	22,255
HomeStreet *	74	841
HomeTrust Bancshares	60	2,048
Hope Bancorp	477	4,756
Horace Mann Educators	167	6,937
Horizon Bancorp	175	2,569
Houlihan Lokey, Cl A	234	37,927
Huntington Bancshares	6,231	90,536
Independent Bank	174	10,282
Independent Bank/MI	85	2,589
Interactive Brokers Group, Cl A	458	78,707
COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Intercontinental Exchange	2,497	$419,421
International Bancshares	250	15,260
International Money Express *	114	1,416
Invesco	1,920	26,746
Invesco Mortgage Capital ‡	246	1,803
Investors Title	5	1,156
Jack Henry & Associates	319	55,324
Jackson Financial, Cl A	319	24,853
James River Group Holdings	141	671
Janus Henderson Group	549	18,232
Jefferies Financial Group	646	30,188
John Marshall Bancorp	51	877
JPMorgan Chase	12,158	2,974,090
Kearny Financial	234	1,465
Kemper	267	15,785
KeyCorp	4,822	71,558
Kinsale Capital Group	97	42,220
KKR Real Estate Finance Trust ‡	230	2,127
Ladder Capital, Cl A ‡	472	4,928
Lakeland Financial	103	5,734
Lazard, Cl A	478	18,594
LCNB	53	796
Lemonade *	219	6,399
LendingClub *	457	4,465
LendingTree *	46	2,373
Lincoln National	750	23,902
Live Oak Bancshares	141	3,686
Loews	789	68,509
LPL Financial Holdings	327	104,571
M&T Bank	720	122,227
Markel Group *	54	98,204
MarketAxess Holdings	160	35,454
MarketWise	5	70
Marqeta, Cl A *	1,852	7,741
Marsh & McLennan	2,137	481,829
Mastercard, Cl A	3,561	1,951,642
MBIA *	190	891
Mercantile Bank	65	2,750
Merchants Bancorp	84	2,527
Mercury General	111	6,152
Metrocity Bankshares	76	2,095
Metropolitan Bank Holding *	43	2,663
MFA Financial ‡	409	4,016
MGIC Investment	1,095	27,276
Mid Penn Bancorp	70	2,034
Middlefield Banc	32	830
Midland States Bancorp	85	1,384
MidWestOne Financial Group	63	1,748
Moelis, Cl A	310	16,610
Moody's	666	301,778
Morgan Stanley	5,350	617,497
Mr Cooper Group *	269	32,014
MSCI, Cl A	332	180,977
MVB Financial	48	819
Nasdaq	2,049	156,154
National Bank Holdings, Cl A	154	5,569

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

U.S. ALL CAP INDEX FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Navient	311	$3,850
NB Bancorp *	157	2,693
NBT Bancorp	190	8,045
NCR Atleos *	299	8,348
Nelnet, Cl A	56	5,941
NerdWallet, Cl A *	161	1,443
New York Community Bancorp	1,460	17,097
New York Mortgage Trust ‡	371	2,178
NewtekOne	102	1,061
Nexpoint Real Estate Finance ‡	33	483
NI Holdings *	27	338
Nicolet Bankshares	52	6,074
NMI Holdings, Cl A *	315	11,394
Northeast Bank	27	2,236
Northeast Community Bancorp	50	1,138
Northern Trust	827	77,721
Northfield Bancorp	154	1,625
Northrim BanCorp	22	1,766
Northwest Bancshares	520	6,422
Norwood Financial	32	800
OceanFirst Financial	235	3,892
OFG Bancorp	191	7,516
Old National Bancorp	1,378	28,373
Old Republic International	1,022	38,427
Old Second Bancorp	177	2,795
OneMain Holdings, Cl A	522	24,571
Onity Group *	24	900
Open Lending, Cl A *	420	521
OppFi	82	767
Orange County Bancorp	34	807
Orchid Island Capital, Cl A ‡	324	2,317
Origin Bancorp	122	3,909
Orrstown Financial Services	75	2,248
Oscar Health, Cl A *	815	10,603
P10, Cl A	187	2,070
Pacific Premier Bancorp	394	8,014
Palomar Holdings *	113	16,387
Park National	61	9,156
Parke Bancorp	42	792
Pathward Financial	99	7,858
Paymentus Holdings, Cl A *	119	3,863
Payoneer Global *	1,147	8,063
PayPal Holdings *	4,393	289,235
Paysafe *	138	2,102
PCB Bancorp	47	922
Peapack-Gladstone Financial	64	1,772
PennyMac Financial Services	114	11,108
PennyMac Mortgage Investment Trust ‡	359	4,610
Peoples Bancorp	143	4,148
Peoples Financial Services	37	1,599
Perella Weinberg Partners, Cl A	213	3,657
Pinnacle Financial Partners	328	32,879
Pioneer Bancorp *	47	527
Piper Sandler	76	18,325
PJT Partners	91	12,896
COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
PNC Financial Services Group	1,726	$277,351
Ponce Financial Group *	80	1,030
Popular	303	28,912
PRA Group *	158	2,891
Preferred Bank	52	4,153
Primerica	144	37,738
Primis Financial	99	816
Principal Financial Group	995	73,779
Priority Technology Holdings *	107	777
ProAssurance *	210	4,874
PROG Holdings	168	4,428
Progressive	2,551	718,719
Prosperity Bancshares	400	27,160
Provident Financial Services	525	8,594
Prudential Financial	1,547	158,892
QCR Holdings	68	4,417
Radian Group	645	20,601
Raymond James Financial	803	110,043
RBB Bancorp	66	1,028
Ready Capital ‡	663	2,950
Red River Bancshares	18	949
Redwood Trust ‡	531	3,298
Regional Management	34	1,120
Regions Financial	3,961	80,844
Reinsurance Group of America, Cl A	288	53,945
Remitly Global *	609	12,314
RenaissanceRe Holdings	223	53,950
Renasant	378	12,122
Repay Holdings, Cl A *	323	1,292
Republic Bancorp, Cl A	37	2,510
Rithm Capital ‡	2,250	25,155
RLI	388	28,716
Robinhood Markets, Cl A *	3,334	163,733
Rocket, Cl A	569	7,346
Root, Cl A *	36	5,028
Ryan Specialty Holdings, Cl A	450	29,480
S&P Global	1,390	695,070
S&T Bancorp	157	5,721
Safety Insurance Group	59	4,514
Seacoast Banking Corp of Florida	347	8,227
SEI Investments	513	40,163
Selective Insurance Group	261	22,767
Selectquote *	541	1,715
ServisFirst Bancshares	221	15,740
Shift4 Payments, Cl A *	295	24,131
Shore Bancshares	126	1,743
Sierra Bancorp	54	1,429
Silvercrest Asset Management Group, Cl A	33	505
Simmons First National, Cl A	513	9,573
SiriusPoint *	404	6,787
Skyward Specialty Insurance Group *	146	7,751
SLM	916	26,482
SmartFinancial	58	1,764

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

U.S. ALL CAP INDEX FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
SoFi Technologies *	4,512	$56,445
South Plains Financial	48	1,618
Southern First Bancshares *	32	1,136
Southern Missouri Bancorp	39	2,053
Southern States Bancshares	33	1,103
Southside Bancshares	119	3,355
SouthState	436	37,871
Starwood Property Trust ‡	1,394	26,751
State Street	1,206	106,249
Stellar Bancorp	188	4,692
StepStone Group, Cl A	248	12,402
Stewart Information Services	112	7,334
Stifel Financial	424	36,333
Stock Yards Bancorp	118	8,589
StoneX Group *	179	15,853
Synchrony Financial	1,710	88,835
Synovus Financial	586	25,386
T Rowe Price Group	951	84,211
Texas Capital Bancshares *	194	13,221
TFS Financial	216	2,799
Third Coast Bancshares *	42	1,252
Timberland Bancorp	30	922
Tiptree	95	2,119
Toast, Cl A *	1,948	69,310
Tompkins Financial	47	2,801
Towne Bank	278	9,160
TPG, Cl A	364	16,908
TPG RE Finance Trust ‡	266	2,032
Tradeweb Markets, Cl A	506	69,980
Travelers	980	258,847
TriCo Bancshares	111	4,282
Triumph Financial *	92	4,915
Truist Financial	5,780	221,605
Trupanion *	136	4,978
TrustCo Bank NY	76	2,314
Trustmark	232	7,784
Two Harbors Investment ‡	425	5,045
UMB Financial	268	25,297
United Bankshares	581	19,922
United Community Banks	518	14,302
United Fire Group	71	1,965
Unity Bancorp	30	1,242
Universal Insurance Holdings	108	2,618
Univest Financial	116	3,427
Unum Group	757	58,789
Upstart Holdings *	348	16,634
US Bancorp	6,740	271,892
USCB Financial Holdings	30	509
UWM Holdings	517	2,430
Valley National Bancorp	2,065	17,759
Velocity Financial *	35	625
Veritex Holdings	218	5,075
Victory Capital Holdings, Cl A	200	11,458
Virtu Financial, Cl A	334	13,076
Virtus Investment Partners	27	4,147
Visa, Cl A	7,446	2,572,593

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
Voya Financial	418	$24,746
WaFd	333	9,500
Walker & Dunlop	135	10,333
Washington Trust Bancorp	79	2,180
Waterstone Financial	66	799
Webster Financial	744	35,191
Wells Fargo	14,516	1,030,781
WesBanco	387	11,513
West Bancorporation	60	1,164
Westamerica Bancorporation	106	5,134
Western Alliance Bancorp	435	30,324
Western Union	1,467	14,538
WEX *	173	22,554
White Mountains Insurance Group	10	17,675
Willis Towers Watson PLC	438	134,816
Wintrust Financial	287	31,906
WisdomTree	549	4,776
World Acceptance *	12	1,549
WR Berkley	1,252	89,756
WSFS Financial	242	12,475
Zions Bancorp	635	28,556
		32,604,961
HEALTH CARE — 4.1%
23andMe Holding, Cl A *	78	104
89bio *	453	3,633
Absci *	346	1,062
Acadia Healthcare *	382	8,939
ACADIA Pharmaceuticals *	510	7,446
Accuray *	372	577
ACELYRIN *	304	751
Aclaris Therapeutics *	430	593
Acrivon Therapeutics *	67	94
Actinium Pharmaceuticals *	125	190
Acumen Pharmaceuticals *	140	158
AdaptHealth, Cl A *	435	3,702
Adaptive Biotechnologies *	638	4,696
ADC Therapeutics *	348	498
Addus HomeCare *	75	7,841
ADMA Biologics *	1,004	23,895
Agenus *	94	272
Agilon Health *	1,250	5,325
Agios Pharmaceuticals *	234	6,947
AirSculpt Technologies *	45	98
Akebia Therapeutics *	827	1,993
Akero Therapeutics *	288	13,136
Aldeyra Therapeutics *	239	633
Alector *	318	382
Align Technology *	320	55,456
Alignment Healthcare *	447	7,921
Alkermes PLC *	700	20,139
Allovir *	11	71
Alnylam Pharmaceuticals *	562	147,941
Alphatec Holdings *	418	4,590
Altimmune *	294	1,543

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

U.S. ALL CAP INDEX FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Alvotech *	455	$3,567
Amedisys *	133	12,622
American Well, Cl A *	48	352
AMN Healthcare Services *	159	3,248
Amylyx Pharmaceuticals *	283	1,446
AnaptysBio *	89	1,978
Anavex Life Sciences *	387	3,676
AngioDynamics *	150	1,393
Anika Therapeutics *	60	872
Annexon *	398	740
Apellis Pharmaceuticals *	429	8,241
Apogee Therapeutics *	153	6,005
Applied Therapeutics *	403	165
Aquestive Therapeutics *	320	936
Arbutus Biopharma *	605	2,148
Arcellx *	195	12,665
Arcturus Therapeutics Holdings *	98	1,255
Arcus Biosciences *	220	1,925
Arcutis Biotherapeutics *	437	6,516
Ardelyx *	944	5,197
ArriVent Biopharma *	111	2,360
Arrowhead Pharmaceuticals *	483	6,709
ARS Pharmaceuticals *	263	3,674
Artivion *	165	3,909
Arvinas *	261	2,511
Astrana Health *	179	5,579
Astria Therapeutics *	202	1,042
Atea Pharmaceuticals *	304	897
AtriCure *	196	5,862
Aura Biosciences *	125	729
Avadel Pharmaceuticals *	381	3,387
Avanos Medical *	186	2,334
Avantor *	2,869	37,268
Aveanna Healthcare Holdings *	176	811
Avidity Biosciences *	486	15,868
Avita Medical *	108	1,047
Axogen *	173	2,815
Axsome Therapeutics *	174	19,538
Baxter International	2,253	70,226
Beam Therapeutics *	312	6,218
BioCryst Pharmaceuticals *	929	8,222
Biohaven *	364	8,052
BioMarin Pharmaceutical *	827	52,672
Biomea Fusion *	92	193
Biote, Cl A *	119	396
Bioventus, Cl A *	140	1,023
Black Diamond Therapeutics *	165	280
Blueprint Medicines *	274	24,523
Boston Scientific *	6,457	664,232
BrightSpring Health Services *	230	4,032
Bruker	456	18,267
Butterfly Network *	576	1,348
C4 Therapeutics *	283	464
Cabaletta Bio *	184	243
Cardinal Health	1,057	149,344
CareDx *	203	3,427
COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Cargo Therapeutics *	151	$690
Caribou Biosciences *	351	299
Cartesian Therapeutics *	39	468
Cassava Sciences *	177	276
Castle Biosciences *	111	2,226
Catalyst Pharmaceuticals *	468	11,368
Celcuity *	119	1,326
Celldex Therapeutics *	276	5,749
Cencora, Cl A	759	222,137
Century Therapeutics *	193	105
Certara *	497	6,888
Cerus *	741	978
CG oncology *	260	7,004
Chemed	65	37,798
ChromaDex *	274	2,151
Cibus, Cl A *	83	178
ClearPoint Neuro *	111	1,597
Clover Health Investments, Cl A *	1,556	5,290
Codexis *	329	757
Cogent Biosciences *	433	2,256
Coherus Biosciences *	466	480
Collegium Pharmaceutical *	130	3,509
Compass Therapeutics *	335	623
CONMED	128	6,286
Corbus Pharmaceuticals Holdings *	49	366
CorMedix *	245	2,252
CorVel *	116	12,616
Corvus Pharmaceuticals *	231	829
Crinetics Pharmaceuticals *	376	12,555
Cross Country Healthcare *	131	1,775
CryoPort *	198	1,105
CVRx *	87	637
Cytek Biosciences *	436	1,618
Cytokinetics *	506	21,677
DaVita *	184	26,045
Day One Biopharmaceuticals *	307	2,388
Definitive Healthcare, Cl A *	180	490
Denali Therapeutics *	481	8,009
DENTSPLY SIRONA	829	11,523
Design Therapeutics *	105	510
Dexcom *	1,694	120,918
Dianthus Therapeutics *	96	2,098
Disc Medicine, Cl A *	92	4,547
DocGo *	361	805
Doximity, Cl A *	488	27,757
Dyne Therapeutics *	353	4,162
Edgewise Therapeutics *	324	5,314
Editas Medicine, Cl A *	346	571
Edwards Lifesciences *	2,560	193,254
Elanco Animal Health *	2,221	21,055
Eliem Therapeutics *	111	149
Embecta	237	2,889
Enanta Pharmaceuticals *	82	499
Encompass Health	434	50,774
Enhabit *	203	1,622

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

U.S. ALL CAP INDEX FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Enliven Therapeutics *	127	$2,405
Enovis *	234	8,094
Entrada Therapeutics *	127	1,160
Envista Holdings *	708	11,385
Erasca *	945	1,380
Esperion Therapeutics *	816	816
Eton Pharmaceuticals *	91	1,533
Evolent Health, Cl A *	455	4,486
Evolus *	222	2,531
Exact Sciences *	792	36,147
Exelixis *	1,167	45,688
EyePoint Pharmaceuticals *	282	1,923
Fate Therapeutics *	421	539
FibroGen *	390	132
Foghorn Therapeutics *	134	563
Fortrea Holdings *	367	2,286
Fulcrum Therapeutics *	221	851
Fulgent Genetics *	83	1,440
GeneDx Holdings, Cl A *	68	4,546
Genelux *	115	309
Geron *	2,409	3,397
Gilead Sciences	5,472	582,987
Glaukos *	233	21,960
Globus Medical, Cl A *	498	35,741
GoodRx Holdings, Cl A *	371	1,718
Gossamer Bio *	906	924
GRAIL *	116	4,001
Guardant Health *	519	24,512
Haemonetics *	206	12,982
Harmony Biosciences Holdings *	176	5,187
Harrow *	128	3,171
Health Catalyst *	241	952
HealthEquity *	369	31,631
HealthStream	99	3,329
Henry Schein *	538	34,954
Heron Therapeutics *	608	1,471
HilleVax *	114	221
Hims & Hers Health *	770	25,487
Hologic *	974	56,687
Humacyte *	394	571
ICON PLC *	360	54,518
ICU Medical *	98	13,386
Ideaya Biosciences *	340	6,844
IDEXX Laboratories *	355	153,591
IGM Biosciences *	59	82
Immunome *	214	1,881
Immunovant *	280	4,522
Incyte *	697	43,674
InfuSystem Holdings *	77	363
Inhibrx Biosciences *	42	518
Inmode *	313	4,413
Innoviva *	227	4,243
Inogen *	97	692
Inovio Pharmaceuticals *	149	289
Inozyme Pharma *	230	264
Insmed *	774	55,728
COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Inspire Medical Systems *	128	$20,273
Insulet *	304	76,696
Integer Holdings *	145	18,315
Integra LifeSciences Holdings *	272	4,458
Intellia Therapeutics *	401	3,557
Intuitive Surgical *	1,571	810,322
Invivyd *	327	206
Ionis Pharmaceuticals *	679	20,852
Iovance Biotherapeutics *	1,145	4,111
IQVIA Holdings *	778	120,644
iRadimed	33	1,730
iRhythm Technologies *	132	14,109
Ironwood Pharmaceuticals, Cl A *	573	534
Janux Therapeutics *	157	5,212
Jazz Pharmaceuticals PLC *	254	29,708
Joint *	43	430
KalVista Pharmaceuticals *	182	2,506
Karyopharm Therapeutics *	34	228
Keros Therapeutics *	142	2,050
Kiniksa Pharmaceuticals International, Cl A *	150	4,045
Kodiak Sciences *	133	580
Krystal Biotech *	111	18,857
Kura Oncology *	331	2,171
Kymera Therapeutics *	210	7,197
Kyverna Therapeutics *	107	247
Labcorp Holdings	366	88,210
Lantheus Holdings *	297	30,989
Larimar Therapeutics *	173	458
LeMaitre Vascular	85	7,713
Lexeo Therapeutics *	76	299
Lexicon Pharmaceuticals *	922	674
Lifecore Biomedical *	107	723
LifeStance Health Group *	408	2,681
Ligand Pharmaceuticals *	76	8,349
Liquidia *	268	3,744
LivaNova PLC *	161	5,957
MacroGenics *	257	446
Madrigal Pharmaceuticals *	73	24,375
MannKind *	1,122	5,655
Masimo *	216	34,767
McKesson	542	386,332
Medpace Holdings *	114	35,156
Medtronic PLC	5,623	476,605
Merit Medical Systems *	249	23,518
Mersana Therapeutics *	470	203
Merus *	279	12,697
MiMedx Group *	467	3,213
Mind Medicine MindMed *	275	1,757
Mineralys Therapeutics *	103	1,464
Mirati Therapeutics *	201	—
Mirum Pharmaceuticals *	174	7,560
ModivCare *	40	48
Monte Rosa Therapeutics *	223	1,095
MoonLake Immunotherapeutics, Cl A *	144	6,060

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

U.S. ALL CAP INDEX FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Multiplan *	35	$785
Myriad Genetics *	360	2,668
National Research	77	875
Nautilus Biotechnology, Cl A *	203	140
Neogen *	900	4,545
NeoGenomics *	527	3,370
Neumora Therapeutics *	317	247
Neurocrine Biosciences *	436	46,953
NeuroPace *	100	1,169
Newamsterdam Pharma *	314	6,007
Nkarta *	187	396
Novavax *	645	4,302
Novocure *	434	7,873
Nurix Therapeutics *	307	3,540
Nuvalent, Cl A *	194	14,889
Nuvation Bio *	1,128	2,538
Ocular Therapeutix *	618	5,129
Olema Pharmaceuticals *	259	1,336
Omeros *	240	1,764
OmniAb *	414	704
Omnicell *	188	5,877
OPKO Health *	1,147	1,583
OptimizeRx *	67	611
Option Care Health *	737	23,812
OraSure Technologies *	299	894
Orchestra BioMed Holdings *	97	288
Organogenesis Holdings, Cl A *	261	1,282
ORIC Pharmaceuticals *	232	1,325
Orthofix Medical *	148	2,059
OrthoPediatrics *	60	1,249
Outlook Therapeutics *	99	155
Outset Medical *	14	150
Ovid therapeutics *	216	71
Owens & Minor *	320	2,259
P3 Health Partners *	5	46
Pacific Biosciences of California *	1,094	1,214
Pacira BioSciences *	185	4,976
PACS Group *	162	1,560
PDL BioPharma *(A)	64	—
PDS Biotechnology *	143	200
Penumbra *	162	47,440
PepGen *	59	93
Personalis *	135	510
Perspective Therapeutics *	208	510
Pharvaris *	182	3,363
Phathom Pharmaceuticals *	218	935
Phibro Animal Health, Cl A	92	1,712
Phreesia *	236	5,891
Pliant Therapeutics *	234	372
PMV Pharmaceuticals *	208	206
Praxis Precision Medicines *	74	2,785
Precigen *	648	1,011
Prelude Therapeutics *	68	65
Premier, Cl A	393	7,998
Prestige Consumer Healthcare *	214	17,383
Prime Medicine *	233	403
COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Privia Health Group *	424	$9,956
PROCEPT BioRobotics *	212	11,444
Progyny *	301	6,875
ProKidney, Cl A *	364	322
Protagonist Therapeutics *	242	11,088
Prothena *	145	1,334
PTC Therapeutics *	332	16,547
Pulmonx *	154	744
Pulse Biosciences *	49	834
Puma Biotechnology *	171	544
Quanterix *	148	852
Quantum-Si *	406	463
Quest Diagnostics	492	87,684
RadNet *	275	14,405
RAPT Therapeutics *	493	457
Recursion Pharmaceuticals, Cl A *	1,495	8,357
Renovaro *	432	155
Replimune Group, Cl Rights *	280	2,738
ResMed	635	150,235
REVOLUTION Medicines *	758	30,608
Rhythm Pharmaceuticals *	261	17,015
Rigel Pharmaceuticals *	71	1,389
Roivant Sciences, Cl A *	1,964	22,822
Royalty Pharma PLC, Cl A	1,643	53,923
RxSight *	147	2,164
Sage Therapeutics *	220	1,604
Sagimet Biosciences, Cl A *	105	362
Sanara Medtech *	15	479
Savara *	672	2,150
Scholar Rock Holding *	345	11,354
Schrodinger *	258	6,613
Scilex Holding *	3	14
scPharmaceuticals *	157	400
Seer, Cl A *	184	366
Select Medical Holdings	439	8,007
Semler Scientific *	29	938
Senseonics Holdings *	2,115	1,575
Sera Prognostics, Cl A *	99	291
Seres Therapeutics *	25	246
SI-BONE *	167	2,280
SIGA Technologies	167	922
Sight Sciences *	143	436
Simulations Plus	69	2,370
Soleno Therapeutics *	148	11,079
Solventum *	601	39,738
Sotera Health *	634	7,291
SpringWorks Therapeutics *	283	13,103
Spyre Therapeutics *	193	2,939
STAAR Surgical *	200	3,652
STERIS PLC	432	97,088
Stoke Therapeutics *	193	1,884
Stryker	1,512	565,367
Summit Therapeutics *	478	11,529
Supernus Pharmaceuticals *	220	7,146
Surmodics *	57	1,597
Sutro Biopharma *	330	347

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

U.S. ALL CAP INDEX FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE— continued
Syndax Pharmaceuticals *	341	$4,825
Tactile Systems Technology *	96	1,356
Tandem Diabetes Care *	282	4,752
Tango Therapeutics *	300	423
Tarsus Pharmaceuticals *	145	7,527
Tela Bio *	150	146
Teladoc Health *	716	5,148
Teleflex	207	28,369
Tempus AI, Cl A *	300	15,501
Terns Pharmaceuticals *	285	941
TG Therapeutics *	621	28,262
Theravance Biopharma *	153	1,495
Third Harmonic Bio *	78	403
Tourmaline Bio *	99	1,704
TransMedics Group *	134	12,329
Travere Therapeutics *	365	7,596
Treace Medical Concepts *	190	1,345
Trevi Therapeutics *	304	2,101
TruBridge *	59	1,536
Tyra Biosciences *	109	1,123
UFP Technologies *	30	6,256
United Therapeutics *	194	58,799
UroGen Pharma *	138	1,606
US Physical Therapy	62	4,409
Vanda Pharmaceuticals *	229	1,033
Varex Imaging *	169	1,406
Vaxcyte *	520	18,637
Veeva Systems, Cl A *	641	149,795
Ventyx Biosciences *	229	305
Vera Therapeutics, Cl A *	201	4,697
Veracyte *	317	9,669
Verastem *	180	1,348
Vericel *	203	7,718
Verrica Pharmaceuticals *	198	92
Verve Therapeutics *	282	1,599
Viemed Healthcare *	120	848
Vigil Neuroscience *	104	218
Viking Therapeutics *	437	12,616
Vir Biotechnology *	443	2,711
Viridian Therapeutics *	302	4,092
Vor BioPharma *	191	130
WaVe Life Sciences *	437	3,374
West Pharmaceutical Services	312	65,922
X4 Pharmaceuticals *	23	97
Xencor *	285	3,141
Xeris Biopharma Holdings *	563	2,573
XOMA Royalty *	36	865
Y-mAbs Therapeutics *	194	825
Zentalis Pharmaceuticals *	215	305
Zevra Therapeutics *	207	1,517
Zimmer Biomet Holdings	872	89,860
Zimmer Biomet Holdings	206	19
Zimvie *	114	1,033
Zoetis, Cl A	1,815	283,866
Zymeworks *	218	2,836

COMMON STOCK — continued

	Shares	Value
HEALTH CARE— continued
Zynex *	71	$118
		8,438,071
INDUSTRIALS — 9.1%
374Water *	318	105
3M	2,381	330,745
AAON	294	26,788
AAR *	142	7,591
ABM Industries	254	12,380
ACCO Brands	371	1,432
Acuity Brands	135	32,887
ACV Auctions, Cl A *	657	9,651
Ads-Tec Energy *	97	1,324
Advanced Drainage Systems	335	38,019
AerCap Holdings	805	85,330
AeroVironment *	122	18,485
AerSale *	90	627
AGCO	270	22,904
Air Lease, Cl A	438	20,481
Alamo Group	43	7,180
Alaska Air Group *	132	5,844
Albany International, Cl A	129	8,483
Alight, Cl A	1,685	8,610
Allegiant Travel, Cl A	19	892
Allegion PLC	378	52,618
Allient	61	1,302
Allison Transmission Holdings	377	34,774
Alta Equipment Group	111	472
Ameresco, Cl A *	136	1,446
American Airlines Group *	682	6,786
American Superconductor *	158	3,136
American Woodmark *	61	3,599
AMETEK	1,008	170,937
AO Smith	517	35,084
API Group *	1,066	40,327
Apogee Enterprises	92	3,650
Applied Industrial Technologies	165	40,141
ArcBest	95	5,559
Archer Aviation, Cl A *	1,189	9,904
Arcosa	210	16,815
Argan	54	8,269
Armstrong World Industries	190	27,554
Array Technologies *	637	3,045
Astec Industries	93	3,369
Astronics *	118	2,677
Asure Software *	98	996
ATI *	627	34,096
Atkore	144	9,197
Atmus Filtration Technologies	344	11,926
Automatic Data Processing	1,781	535,369
Avis Budget Group *	68	6,299
Axon Enterprise *	317	194,416
AZEK, Cl A *	616	30,529
AZZ	122	10,585
Babcock & Wilcox Enterprises *	252	114
Barrett Business Services	104	4,218

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

U.S. ALL CAP INDEX FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
BlackSky Technology, Cl A *	107	$895
Blade Air Mobility *	229	607
Blink Charging *	389	285
Bloom Energy, Cl A *	869	15,920
Blue Bird *	131	4,568
BlueLinx Holdings *	34	2,215
Boise Cascade	165	15,391
Booz Allen Hamilton Holding, Cl A	551	66,131
Bowman Consulting Group, Cl A *	59	1,305
Brady, Cl A	177	12,441
BrightView Holdings *	247	3,389
Brink's	186	16,599
Broadridge Financial Solutions	508	123,139
Builders FirstSource *	494	59,097
Byrna Technologies *	67	1,500
Cadre Holdings	100	2,915
Carlisle	197	74,758
Carrier Global	3,690	230,773
Casella Waste Systems, Cl A *	271	31,829
Caterpillar	2,109	652,250
CBIZ *	209	14,233
CECO Environmental *	116	2,760
Centuri Holdings *	69	1,239
CH Robinson Worldwide	502	44,788
ChargePoint Holdings *	1,698	1,058
Chart Industries *	186	25,106
China Yuchai International	62	940
Cimpress *	64	2,689
Cintas	1,506	318,790
Civeo	52	987
Clarivate PLC *	1,754	7,560
Clean Harbors *	216	46,211
CNH Industrial	3,499	40,483
Columbus McKinnon	115	1,708
Comfort Systems USA	154	61,223
Commercial Vehicle Group *	128	123
CompX International	6	163
Concentrix	224	11,437
Concrete Pumping Holdings	96	576
Conduent *	625	1,319
Construction Partners, Cl A *	197	16,182
Copa Holdings, Cl A	33	3,028
Copart *	3,865	235,881
Core & Main, Cl A *	833	43,882
CoreCivic *	445	10,075
Costamare	161	1,502
Covenant Logistics Group, Cl A	65	1,294
CRA International	26	4,217
Crane	212	34,128
CSG Systems International	116	6,975
CSW Industrials	73	22,811
CSX	8,456	237,360
Cummins	618	181,593
Curtiss-Wright	167	57,597
Custom Truck One Source *	320	1,290
COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Dayforce *	676	$39,120
Deere	1,107	513,161
Delta Air Lines	708	29,474
Deluxe	181	2,643
Distribution Solutions Group *	40	1,042
DNOW *	450	7,142
Donaldson	519	34,114
Douglas Dynamics	95	2,278
Dover	597	101,878
Driven Brands Holdings *	240	3,965
Dun & Bradstreet Holdings	1,334	11,966
DXP Enterprises *	53	4,688
Dycom Industries *	123	20,609
Eaton PLC	1,730	509,260
EMCOR Group	199	79,739
Emerson Electric	2,485	261,198
Energy Recovery *	232	3,584
Energy Vault Holdings *	397	297
Enerpac Tool Group, Cl A	221	8,922
EnerSys	171	14,809
Ennis	104	1,867
Enovix *	654	4,382
Enpro	89	13,297
Enviri *	307	2,109
Eos Energy Enterprises *	886	4,625
Equifax	544	141,511
Esab	248	29,790
ESCO Technologies	111	17,366
ESS Tech *	32	72
Eve Holding *	184	655
EVI Industries	32	516
ExlService Holdings *	686	33,257
Expeditors International of Washington	608	66,825
Exponent	219	17,231
Fastenal	2,513	203,478
Federal Signal	261	21,253
FedEx	965	202,968
Ferguson Enterprises	871	147,774
First Advantage *	323	4,554
FiscalNote Holdings *	367	223
Fiverr International *	119	3,029
Flowserve	574	25,962
Fluence Energy, Cl A *	260	1,063
Forrester Research *	49	458
Fortive	1,553	108,229
Fortune Brands Innovations	540	29,063
Forward Air *	105	1,546
Franklin Covey *	46	934
Franklin Electric	172	14,613
Frontier Group Holdings *	234	697
FTAI Aviation	444	47,557
FTAI Infrastructure	427	1,845
FTI Consulting *	155	25,773
FuelCell Energy *	85	349
Gates Industrial PLC *	1,015	19,204

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

U.S. ALL CAP INDEX FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
GATX	154	$22,478
GE Vernova	1,219	452,030
Genco Shipping & Trading	175	2,268
Gencor Industries *	42	533
Generac Holdings *	256	29,281
General Electric	4,548	916,604
Genpact	770	38,700
GEO Group *	580	18,142
Gibraltar Industries *	125	6,619
Global Industrial	55	1,412
GMS *	160	11,722
Gorman-Rupp	86	3,084
Grab Holdings, Cl A *	13,304	64,924
Graco	732	59,739
GrafTech International *	831	526
Graham *	43	1,311
Granite Construction	185	15,039
Great Lakes Dredge & Dock *	269	2,445
Greenbrier	126	5,345
Griffon	186	12,668
GXO Logistics *	513	18,591
H&E Equipment Services	133	11,945
Hayward Holdings *	804	10,717
Healthcare Services Group *	302	4,291
Heartland Express	184	1,398
HEICO	183	45,889
HEICO, Cl A	327	65,704
Heidrick & Struggles International	81	3,161
Helios Technologies	137	3,735
Herc Holdings	119	13,023
Hertz Global Holdings *	460	3,137
Hexcel	352	17,061
Hillenbrand	289	5,846
Hillman Solutions *	809	5,655
HireQuest	23	236
HNI	187	7,910
Howmet Aerospace	1,757	243,485
Hub Group, Cl A	243	7,676
Hubbell, Cl B	235	85,347
Hudson Technologies *	163	1,090
Huron Consulting Group *	72	9,705
Hyliion Holdings *	486	734
Hyster-Yale	42	1,614
IBEX Holdings *	53	1,327
ICF International	77	6,542
IDEX	331	57,584
IES Holdings *	36	7,080
Illinois Tool Works	1,237	296,769
Ingersoll Rand	1,762	132,908
Innodata *	115	4,349
Insperity	143	9,296
Insteel Industries	77	2,611
Interface, Cl A	236	4,437
ITT	354	48,505
Janus International Group *	543	3,736
COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
JB Hunt Transport Services	347	$45,311
JELD-WEN Holding *	342	1,888
JetBlue Airways *	361	1,574
Joby Aviation *	1,939	12,216
John Bean Technologies	208	21,894
Johnson Controls International PLC	2,880	241,632
Kadant	50	14,750
Karat Packaging	29	765
Kelly Services, Cl A	128	1,478
Kennametal	319	6,214
Kforce	74	2,827
Kirby *	249	23,996
Knight-Swift Transportation Holdings, Cl A	687	26,910
Korn Ferry	216	13,327
L B Foster, Cl A *	35	699
Landstar System	153	20,525
LanzaTech Global *	592	145
Legalzoom.com *	670	4,904
Lennox International	140	76,545
Leonardo DRS	307	11,347
Limbach Holdings *	41	3,925
Lincoln Electric Holdings	248	43,698
Lindsay	45	5,808
Liquidity Services *	90	2,860
Loar Holdings *	145	13,714
LSI Industries	115	1,735
Lyft, Cl A *	1,628	20,187
Manitowoc *	140	1,103
ManpowerGroup	192	8,269
Marten Transport	239	3,069
Masco	941	57,034
MasTec *	268	34,122
Masterbrand *	518	6,294
Matrix Service *	108	1,253
Matson	142	15,491
Maximus	249	16,673
Mayville Engineering *	45	575
McGrath RentCorp	102	10,880
Mercury Systems *	206	10,300
Microvast Holdings *	747	1,442
Middleby *	232	30,937
Miller Industries	47	1,918
MillerKnoll	280	4,592
Mistras Group *	83	757
Montrose Environmental Group *	132	1,931
MRC Global *	344	4,008
MSA Safety	163	25,659
MSC Industrial Direct, Cl A	192	14,684
Mueller Industries	486	35,750
Mueller Water Products, Cl A	674	17,686
MYR Group *	65	7,951
National Presto Industries	22	1,856
Net Power *	73	124
Net Power *	60	102

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

U.S. ALL CAP INDEX FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
NEXTracker, Cl A *	609	$24,732
NL Industries	34	292
NN *	187	376
Nordson	221	41,895
Norfolk Southern	989	221,585
Northwest Pipe *	40	1,694
NuScale Power *	362	5,998
NV5 Global *	229	4,248
nVent Electric PLC	723	39,700
Old Dominion Freight Line	843	129,215
Omega Flex	15	449
OPENLANE *	436	8,070
Orion Group Holdings *	154	984
Oshkosh	283	23,704
Otis Worldwide	1,756	169,050
Owens Corning	376	54,674
PACCAR	2,402	216,684
PAM Transportation Services *	23	321
Pangaea Logistics Solutions	121	488
Park Aerospace	77	1,006
Parker-Hannifin	560	338,834
Park-Ohio Holdings	39	777
Parsons *	218	14,575
Paychex	1,412	207,733
Paycom Software	224	50,711
Paylocity Holding *	192	36,883
Pentair PLC	724	65,689
Pitney Bowes	723	6,276
Planet Labs PBC *	875	2,879
Plug Power *	3,804	3,319
Powell Industries	40	7,324
Preformed Line Products	15	2,061
Primoris Services	212	12,714
Proto Labs *	101	3,551
Quad	120	572
Quanex Building Products	195	3,206
Quanta Services	641	187,614
Radiant Logistics *	148	866
RBC Bearings *	135	44,357
Redwire *	102	1,100
Regal Rexnord	289	30,588
Republic Services, Cl A	889	222,917
Resideo Technologies *	594	9,967
Resolute Holdings Management *	11	297
Resources Connection	127	728
REV Group	206	6,736
Robert Half	438	19,403
Rocket Lab USA *	1,952	42,534
Rockwell Automation	493	122,106
Rollins	1,286	73,469
Rush Enterprises, Cl A	262	13,359
Rush Enterprises, Cl B	30	1,735
RXO *	653	9,201
Ryder System	172	23,679
Safe Bulkers	243	824
Saia *	118	28,792
COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Schneider National, Cl B	161	$3,460
Sensata Technologies Holding PLC	657	14,060
SES AI *	721	648
Shoals Technologies Group, Cl A *	660	2,383
Shyft Group	127	1,074
Simpson Manufacturing	184	28,279
SiteOne Landscape Supply *	195	22,388
Skillsoft *	17	325
SkyWest *	42	3,745
SKYX Platforms *	263	347
Snap-on	225	70,607
Southwest Airlines	658	18,398
Spirit AeroSystems Holdings, Cl A *	509	18,324
SPX Technologies *	199	26,696
SS&C Technologies Holdings	942	71,215
Standex International	49	6,930
Stanley Black & Decker	673	40,393
Steelcase, Cl A	359	3,561
Stem *	662	358
Sterling Infrastructure *	131	19,575
Stratasys *	237	2,237
Sun Country Airlines Holdings *	56	549
Sunrun *	910	6,270
Symbotic, Cl A *	216	4,661
Tecnoglass	99	7,056
Tennant	77	5,556
Terex	267	9,398
Tetra Tech	1,164	36,305
Thermon Group Holdings *	137	3,594
Timken	283	18,183
Titan International *	185	1,360
Titan Machinery *	86	1,427
Toro	439	29,975
TPI Composites *	181	166
Trane Technologies PLC	982	376,410
Transcat *	38	3,015
TransDigm Group	237	334,898
TransUnion	849	70,433
Trex *	469	27,118
TriNet Group	125	9,791
Trinity Industries	336	8,434
Triumph Group *	315	8,001
TrueBlue *	116	503
TTEC Holdings	109	436
Tutor Perini *	181	3,884
Uber Technologies *	8,868	718,397
UFP Industries	258	25,503
U-Haul Holding *	37	2,271
U-Haul Holding, Cl B	437	23,948
UL Solutions, Cl A	267	15,270
UniFirst	62	11,065
Union Pacific	2,610	562,873
United Airlines Holdings *	363	24,982
United Parcel Service, Cl B	3,199	304,865

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

U.S. ALL CAP INDEX FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
United Rentals	285	$179,963
Universal Logistics Holdings	29	630
Upwork *	497	6,536
V2X *	71	3,533
Valmont Industries	86	25,217
Veralto	1,040	99,736
Verisk Analytics, Cl A	619	183,490
Verra Mobility, Cl A *	661	14,410
Vertiv Holdings, Cl A	1,652	141,048
Vestis	472	4,135
Viad *	57	1,670
Vicor *	96	3,831
Virgin Galactic Holdings *	113	327
VSE	79	9,047
Wabash National	175	1,209
Waste Management	1,756	409,780
Watsco	153	70,356
Watts Water Technologies, Cl A	119	24,722
Werner Enterprises	245	6,042
WESCO International	211	34,385
Westinghouse Air Brake Technologies	748	138,186
Willdan Group *	55	2,156
Willis Lease Finance	10	1,547
WillScot Holdings, Cl A	788	19,795
Woodward	258	48,393
Worthington Enterprises	129	6,531
WW Grainger	193	197,692
Xometry, Cl A *	183	4,692
XPO *	488	51,787
Xylem	1,057	127,442
Zurn Elkay Water Solutions	614	20,851
		18,686,724
INFORMATION TECHNOLOGY — 32.5%
8x8 *	517	915
A10 Networks	334	5,504
Accenture PLC, Cl A	2,737	818,774
ACI Worldwide *	453	24,172
ACM Research, Cl A *	203	3,952
Adeia	444	5,466
Adobe *	2,026	759,710
ADTRAN Holdings *	285	2,183
Advanced Energy Industries	163	15,878
Advanced Micro Devices *	7,131	694,159
Aehr Test Systems *	114	972
Aeva Technologies *	95	675
Agilysys *	105	7,807
Akamai Technologies *	647	52,135
Alarm.com Holdings *	195	10,452
Alkami Technology *	259	6,913
Alpha & Omega Semiconductor *	95	1,789
Ambarella *	163	7,822
Amdocs	496	43,936
Amkor Technology	456	7,957
Amphenol, Cl A	5,272	405,680

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY— continued
Amplitude, Cl A *	318	$2,922
Analog Devices	2,178	424,536
ANSYS *	380	122,314
Appfolio, Cl A *	93	19,206
Appian, Cl A *	166	5,154
Apple	64,766	13,762,775
Applied Digital *	728	3,305
Applied Materials	3,573	538,487
Applied Optoelectronics *	190	2,430
AppLovin, Cl A *	1,011	272,272
Arista Networks *	4,363	358,944
Arlo Technologies *	375	3,686
Arrow Electronics *	228	25,390
Asana, Cl A *	352	5,681
ASGN *	178	8,968
Astera Labs *	535	34,941
Atlassian, Cl A *	706	161,187
Atomera *	114	500
Aurora Innovation, Cl A *	4,230	30,625
Autodesk *	940	257,795
AvePoint *	554	9,058
Aviat Networks *	47	825
Avnet	377	17,715
Axcelis Technologies *	136	6,661
Badger Meter	128	28,265
Bel Fuse, Cl A	7	430
Bel Fuse, Cl B	42	2,762
Belden	174	17,941
Benchmark Electronics	154	5,010
Bentley Systems, Cl B	684	29,405
BigBear.ai Holdings *	757	2,581
BigCommerce Holdings *	256	1,326
BILL Holdings *	437	19,914
Bitdeer Technologies Group, Cl A *	406	3,885
Blackbaud *	207	12,532
BlackLine *	237	11,194
Blend Labs, Cl A *	895	2,998
Box, Cl A *	606	18,919
Braze, Cl A *	312	9,713
Broadcom	20,275	3,902,329
C3.ai, Cl A *	478	10,521
Cadence Design Systems *	1,189	354,013
Calix *	242	9,900
CCC Intelligent Solutions Holdings *	2,176	20,150
CDW	580	93,125
Cerence *	160	1,450
CEVA *	97	2,542
Ciena *	598	40,162
Cipher Mining *	1,009	2,876
Cirrus Logic *	232	22,281
Cisco Systems	15,935	919,928
Cleanspark *	1,141	9,322
Clear Secure, Cl A	387	9,551
Clearfield *	49	1,405

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

U.S. ALL CAP INDEX FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY— continued
Clearwater Analytics Holdings, Cl A *	799	$18,169
Climb Global Solutions	17	1,792
Cloudflare, Cl A *	1,289	155,685
Cognex	750	20,475
Cognizant Technology Solutions, Cl A	2,163	159,132
Coherent *	674	43,352
Cohu *	184	2,944
CommScope Holding *	858	3,209
CommVault Systems *	188	31,420
CompoSecure, Cl A	134	1,473
Comtech Telecommunications *	130	178
Confluent, Cl A *	972	23,143
Consensus Cloud Solutions *	77	1,529
CoreCard *	22	427
Corsair Gaming *	186	1,317
Couchbase *	165	2,911
CPI Card Group *	25	654
Crane NXT	201	9,431
Credo Technology Group Holding *	637	27,423
Crowdstrike Holdings, Cl A *	974	417,719
CS Disco *	92	343
CTS	122	4,646
CyberArk Software *	215	75,714
Daily Journal *	6	2,274
Daktronics *	163	2,069
Datadog, Cl A *	1,318	134,647
Dell Technologies, Cl C	1,386	127,179
Diebold Nixdorf *	104	4,610
Digi International *	149	4,053
Digimarc *	78	1,021
Digital Turbine *	414	1,242
DigitalOcean Holdings *	233	7,200
Diodes *	187	7,181
DocuSign, Cl A *	876	71,613
Dolby Laboratories, Cl A	258	19,812
Domo, Cl B *	131	973
DoubleVerify Holdings *	598	7,930
Dropbox, Cl A *	970	27,694
DXC Technology *	736	11,423
Dynatrace *	1,261	59,229
E2open Parent Holdings *	1,039	2,047
Eastman Kodak *	286	1,799
eGain *	77	396
Elastic *	392	33,790
Enphase Energy *	574	25,595
Entegris	659	52,140
EPAM Systems *	241	37,815
ePlus *	109	6,797
Evolv Technologies Holdings *	514	2,256
Expensify, Cl A *	217	642
Extreme Networks *	533	7,014
F5 *	251	66,450
Fair Isaac *	104	206,927

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY— continued
FARO Technologies *	76	$2,235
Fastly, Cl A *	535	3,076
First Solar *	437	54,983
Five9 *	306	7,693
Flex *	1,683	57,794
FormFactor *	316	8,892
Fortinet *	2,786	289,075
Freshworks, Cl A *	937	13,840
Gartner *	329	138,535
Gen Digital	2,369	61,286
Gen Digital	32	168
Gitlab, Cl A *	549	25,622
GLOBALFOUNDRIES *	462	16,202
Globant *	184	21,633
GoDaddy, Cl A *	612	115,258
Grid Dynamics Holdings *	257	3,639
Guidewire Software *	364	74,536
Hackett Group	101	2,580
Harmonic *	473	4,248
Hewlett Packard Enterprise	5,765	93,508
HP	4,128	105,553
HubSpot *	216	132,084
I3 Verticals, Cl A *	95	2,386
Ichor Holdings *	136	2,690
Identiv *	92	305
Immersion	121	875
Impinj *	105	9,674
Informatica, Cl A *	458	8,624
Information Services Group	164	636
Insight Enterprises *	137	18,944
Intapp *	219	11,883
Intel	15,455	310,646
InterDigital	109	21,909
International Business Machines	4,027	973,809
inTEST *	46	285
Intuit	1,203	754,846
IonQ *	747	20,513
IPG Photonics *	103	6,169
Itron *	197	21,924
Jabil	458	67,125
Jamf Holding *	329	3,807
Juniper Networks	1,421	51,611
Kaltura *	330	710
Keysight Technologies *	752	109,341
Kimball Electronics *	98	1,405
KLA	586	411,776
Klaviyo, Cl A *	297	9,041
Knowles *	360	5,666
Kulicke & Soffa Industries	216	6,962
Kyndryl Holdings *	1,008	32,679
Lam Research	5,648	404,792
Lattice Semiconductor *	595	29,113
Life360 *	310	13,299
Lightwave Logic *	515	458
Littelfuse	107	19,507
LivePerson *	333	290

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

U.S. ALL CAP INDEX FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY— continued
LiveRamp Holdings *	262	$6,854
Lumentum Holdings *	291	17,181
MACOM Technology Solutions Holdings *	275	28,531
Manhattan Associates *	263	46,654
MARA Holdings *	1,420	18,985
Marvell Technology	3,817	222,798
MaxLinear, Cl A *	320	3,197
Meridianlink *	119	2,012
Methode Electronics	130	815
Microchip Technology	2,322	106,998
Micron Technology	4,918	378,440
Microsoft	32,697	12,923,816
MicroStrategy, Cl A *	1,013	385,051
MicroVision *	876	990
Mirion Technologies, Cl A *	810	12,782
Mitek Systems *	180	1,490
MKS Instruments	293	20,551
Monday.com *	167	46,925
MongoDB, Cl A *	321	55,267
Monolithic Power Systems	207	122,772
Motorola Solutions	727	320,164
N-Able *	286	2,019
Napco Security Technologies	145	3,313
Navitas Semiconductor, Cl A *	544	1,050
nCino *	446	10,347
NCR Voyix *	593	5,082
NetApp	892	80,057
NETGEAR *	109	2,629
NetScout Systems *	287	6,033
NextNav *	204	2,534
nLight *	190	1,465
Novanta *	156	18,542
Nutanix, Cl A *	1,042	71,585
NVE	20	1,162
NVIDIA	102,972	11,215,710
NXP Semiconductors	1,065	196,290
Okta, Cl A *	713	79,970
Olo, Cl A *	440	2,728
ON Semiconductor *	1,854	73,604
ON24 *	146	683
OneSpan	147	2,186
Onestream, Cl A *	174	3,724
Onto Innovation *	218	26,589
Ooma *	100	1,223
Oracle	7,294	1,026,412
OSI Systems *	65	13,308
Pagaya Technologies, Cl A *	196	2,148
PagerDuty *	352	5,460
Palantir Technologies, Cl A *	9,349	1,107,296
Palo Alto Networks *	2,857	534,059
PAR Technology *	154	8,994
PC Connection	49	3,040
PDF Solutions *	143	2,624
Pegasystems	192	17,679
Photronics *	251	4,586

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY— continued
Plexus *	117	$14,324
Power Integrations	232	11,396
Procore Technologies *	489	31,340
Progress Software	178	10,673
PROS Holdings *	167	2,852
PTC *	495	76,710
Pure Storage, Cl A *	1,351	61,281
Q2 Holdings *	251	19,892
Qorvo *	402	28,811
QUALCOMM	4,847	719,586
Qualys *	158	19,862
Rackspace Technology *	255	347
Rambus *	462	22,541
Rapid7 *	257	6,070
Red Violet	46	1,797
Ribbon Communications *	360	1,156
Richardson Electronics	50	433
Rimini Street *	220	777
RingCentral, Cl A *	314	8,007
Riot Platforms *	1,325	9,593
Riskified, Cl A *	350	1,607
Rogers *	77	4,759
Roper Technologies	468	262,117
Rubrik, Cl A *	376	26,519
Salesforce	4,102	1,102,248
Samsara, Cl A *	993	39,382
SanDisk *	503	16,151
Sanmina *	228	17,508
ScanSource *	91	3,002
Seagate Technology Holdings PLC	922	83,930
SEMrush Holdings, Cl A *	218	2,241
Semtech *	356	11,125
SentinelOne, Cl A *	1,448	26,788
ServiceNow *	913	871,924
Silicon Laboratories *	138	14,043
SiTime *	82	12,043
SkyWater Technology *	91	645
Skyworks Solutions	698	44,867
SMART Global Holdings *	208	3,551
SmartRent, Cl A *	640	610
Snowflake, Cl A *	1,276	203,509
SolarEdge Technologies *	238	2,912
SoundHound AI, Cl A *	1,516	14,084
SoundThinking *	39	605
Sprinklr, Cl A *	419	3,222
Sprout Social, Cl A *	208	4,349
SPS Commerce *	163	23,392
Super Micro Computer *	2,196	69,965
Synaptics *	162	9,017
Synopsys *	680	312,127
TD SYNNEX	286	31,689
TE Connectivity	1,304	190,880
Teledyne Technologies *	200	93,206
Tenable Holdings *	517	15,805
Teradata *	391	8,407
Teradyne	714	52,986

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

U.S. ALL CAP INDEX FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY— continued
Terawulf *	1,385	$3,850
Texas Instruments	4,015	642,601
Trimble *	1,085	67,422
TTM Technologies *	411	8,228
Tucows, Cl A *	27	439
Turtle Beach *	62	716
Twilio, Cl A *	611	59,090
Tyler Technologies *	186	101,054
UiPath, Cl A *	2,203	26,304
Ultra Clean Holdings *	185	3,460
Unisys *	273	1,084
Unity Software *	1,297	27,328
Universal Display	193	24,247
Varonis Systems, Cl B *	478	20,478
Veeco Instruments *	235	4,395
Verint Systems *	254	4,481
VeriSign *	359	101,281
Vertex, Cl A *	242	9,687
Viant Technology, Cl A *	58	830
ViaSat *	481	4,459
Viavi Solutions *	913	9,660
Vishay Intertechnology	509	6,612
Vishay Precision Group *	47	1,172
Vontier	656	20,867
Vuzix *	250	533
Weave Communications *	241	2,555
Western Digital *	1,521	66,711
Wolfspeed *	643	2,283
Workday, Cl A *	924	226,380
Workiva, Cl A *	216	16,258
Xerox Holdings	469	2,068
Xperi *	179	1,323
Yext *	437	2,972
Zebra Technologies, Cl A *	224	56,072
Zeta Global Holdings, Cl A *	758	9,900
Zoom Video Communications, Cl A *	1,050	81,417
Zscaler *	420	94,991
		66,619,977
MATERIALS — 2.7%
AdvanSix	106	2,271
Air Products and Chemicals	970	262,957
Albemarle	514	30,095
Alcoa	1,136	27,866
Alpha Metallurgical Resources *	43	5,218
Alto Ingredients *	303	273
Amcor	9,881	90,901
American Vanguard	108	456
AptarGroup	290	43,485
Ardagh Metal Packaging	611	2,267
Ashland	194	10,552
Aspen Aerogels *	335	1,809
Avery Dennison	348	59,546
Avient	381	12,691
Axalta Coating Systems *	964	31,330

COMMON STOCK — continued

	Shares	Value
MATERIALS— continued
Balchem	142	$22,230
Ball	1,302	67,626
Cabot	233	18,300
Carpenter Technology	213	41,665
Celanese, Cl A	477	21,231
Century Aluminum *	210	3,446
CF Industries Holdings	757	59,326
Chemours	624	7,725
Clearwater Paper *	67	1,800
Cleveland-Cliffs *	2,140	17,634
Coeur Mining *	1,473	8,175
Commercial Metals	492	21,914
Compass Minerals International	167	2,244
Constellium, Cl A *	587	5,935
Corteva	3,007	186,404
CRH	3,021	288,264
Crown Holdings	522	50,284
Dakota Gold *	308	832
Dow	3,057	93,514
DuPont de Nemours	1,613	106,442
Eagle Materials	144	32,600
Eastman Chemical	504	38,808
Ecolab	1,109	278,836
Ecovyst *	422	2,524
Element Solutions	978	19,961
Ferroglobe	496	1,731
FMC	544	22,804
Freeport-McMoRan	6,268	225,836
Glatfelter *	151	2,215
Graphic Packaging Holding	1,299	32,878
Greif, Cl A	103	5,405
Greif, Cl B	11	611
Hawkins	79	9,621
HB Fuller	226	12,213
Hecla Mining	2,608	14,918
Huntsman	683	9,091
Ingevity *	149	4,914
Innospec	102	9,127
International Flavors & Fragrances	1,128	88,503
International Paper	1,501	68,566
Intrepid Potash *	48	1,586
Ivanhoe Electric *	311	1,959
Kaiser Aluminum	65	4,190
Knife River *	246	22,971
Koppers Holdings	80	2,005
Kronos Worldwide	90	694
Linde PLC	2,091	947,704
Louisiana-Pacific	277	23,908
LSB Industries *	210	1,340
LyondellBasell Industries, Cl A	1,131	65,835
Martin Marietta Materials	265	138,855
Materion	85	7,056
Mativ Holdings	226	1,155
Metallus *	169	2,138
Minerals Technologies	130	6,707

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

U.S. ALL CAP INDEX FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS— continued
Mosaic	1,377	$41,861
MP Materials *	489	11,961
Myers Industries	155	1,627
NewMarket	32	19,690
Newmont	4,947	260,608
Nucor	1,007	120,206
O-I Glass, Cl I *	629	7,963
Olin	488	10,551
Olympic Steel	40	1,290
Origin Materials *	461	326
Packaging Corp of America	387	71,831
Perimeter Solutions *	574	5,815
Piedmont Lithium *	75	561
PPG Industries	1,010	109,949
PureCycle Technologies *	633	4,247
Quaker Chemical	58	6,145
Radius Recycling, Cl A	105	3,080
Ramaco Resources, Cl A	111	1,119
Ramaco Resources, Cl B	22	198
Ranpak Holdings, Cl A *	175	719
Rayonier Advanced Materials *	257	1,095
Reliance	235	67,734
Royal Gold	287	52,438
RPM International	556	59,353
Ryerson Holding	111	2,595
Scotts Miracle-Gro, Cl A	180	9,068
Sealed Air	629	17,335
Sensient Technologies	178	16,723
Sherwin-Williams	1,020	359,978
Silgan Holdings	376	19,420
Smurfit WestRock	2,275	95,595
Sonoco Products	428	17,548
Steel Dynamics	603	78,215
Stepan	90	4,550
SunCoke Energy	344	3,117
Sylvamo	142	8,466
Tredegar *	107	831
TriMas	159	3,824
Trinseo PLC	138	549
Tronox Holdings PLC, Cl A	486	2,629
United States Lime & Minerals	44	4,114
United States Steel	858	37,503
Vulcan Materials	574	150,577
Warrior Met Coal	214	10,233
Westlake	157	14,511
Worthington Steel	153	3,926
		5,437,647
REAL ESTATE — 2.8%
Acadia Realty Trust ‡	494	9,435
Agree Realty ‡	446	34,614
Alexander & Baldwin ‡	296	5,085
Alexander's ‡	8	1,651
Alpine Income Property Trust ‡	54	834
American Assets Trust ‡	191	3,577
American Healthcare REIT ‡	663	21,402
COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
American Homes 4 Rent, Cl A ‡	1,394	$52,122
American Tower ‡	2,041	460,062
Americold Realty Trust ‡	1,244	24,059
Anywhere Real Estate *	365	1,263
Apartment Investment and Management, Cl A ‡	548	4,335
Apple Hospitality ‡	888	10,452
Armada Hoffler Properties ‡	330	2,234
AvalonBay Communities ‡	621	130,398
Braemar Hotels & Resorts ‡	271	507
Brandywine Realty Trust ‡	682	2,701
Brixmor Property Group ‡	1,313	32,707
Broadstone Net Lease, Cl A ‡	766	12,394
BRT Apartments ‡	44	681
BXP ‡	633	40,341
Camden Property Trust ‡	462	52,576
CareTrust ‡	811	23,738
CBRE Group, Cl A *	1,313	160,422
Centerspace ‡	68	4,105
Chatham Lodging Trust ‡	198	1,360
City Office REIT ‡	159	808
Clipper Realty ‡	49	176
Compass, Cl A *	2,372	18,312
COPT Defense Properties ‡	467	12,193
CoStar Group *	1,818	134,817
Cousins Properties ‡	705	19,416
Crown Castle ‡	1,908	201,790
CTO Realty Growth ‡	120	2,192
CubeSmart ‡	983	39,979
Cushman & Wakefield PLC *	953	8,930
DiamondRock Hospitality ‡	842	6,180
Digital Realty Trust ‡	1,446	232,141
Douglas Elliman *	298	495
Douglas Emmett ‡	681	9,418
Easterly Government Properties, Cl A ‡	165	3,332
EastGroup Properties ‡	215	35,135
Elme Communities ‡	345	5,372
Empire State Realty Trust, Cl A ‡	567	4,037
EPR Properties ‡	326	16,134
Equinix ‡	422	363,237
Equity LifeStyle Properties ‡	757	49,038
Equity Residential ‡	1,623	114,032
Essential Properties Realty Trust ‡	769	24,739
Essex Property Trust ‡	280	78,162
eXp World Holdings	327	2,995
Extra Space Storage ‡	919	134,652
Farmland Partners‡	180	1,811
Federal Realty Investment Trust ‡	370	34,787
First Industrial Realty Trust ‡	578	27,501
Forestar Group *	79	1,522
Four Corners Property Trust ‡	396	11,068
FRP Holdings *	46	1,223
Getty Realty ‡	210	5,878
Gladstone Commercial ‡	176	2,487
Gladstone Land ‡	138	1,370

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

U.S. ALL CAP INDEX FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
REAL ESTATE— continued
Global Net Lease ‡	843	$6,365
Healthcare Realty Trust, Cl A ‡	1,540	23,916
Highwoods Properties ‡	436	12,400
Host Hotels & Resorts ‡	3,022	42,671
Howard Hughes Holdings *	127	8,449
Hudson Pacific Properties ‡	576	1,181
Independence Realty Trust ‡	978	19,003
InvenTrust Properties ‡	313	8,720
Invitation Homes ‡	2,506	85,680
Iron Mountain ‡	1,276	114,419
JBG SMITH Properties ‡	350	4,893
Jones Lang LaSalle *	206	46,846
Kennedy-Wilson Holdings	440	2,816
Kilroy Realty ‡	512	16,133
Kimco Realty ‡	2,887	57,682
Kite Realty Group Trust ‡	955	20,676
Lamar Advertising, Cl A ‡	383	43,589
LTC Properties ‡	184	6,600
LXP Industrial Trust, Cl B ‡	1,188	9,373
Macerich ‡	1,081	15,847
Marcus & Millichap	101	3,070
Maui Land & Pineapple *	29	450
Mid-America Apartment Communities ‡	509	81,262
National Health Investors ‡	185	13,999
National Storage Affiliates Trust ‡	290	10,788
NET Lease Office Properties *‡	62	1,874
NETSTREIT ‡	338	5,499
Newmark Group, Cl A	542	5,957
NexPoint Diversified Real Estate Trust ‡	131	460
NexPoint Residential Trust ‡	88	3,281
NNN REIT ‡	811	33,340
Office Properties Income Trust ‡	279	114
Omega Healthcare Investors ‡	1,180	46,079
One Liberty Properties ‡	62	1,513
Opendoor Technologies *	2,556	1,938
Orion Office REIT ‡	228	417
Outfront Media ‡	587	8,879
Paramount Group ‡	790	3,389
Park Hotels & Resorts ‡	795	7,902
Peakstone Realty Trust ‡	148	1,704
Pebblebrook Hotel Trust ‡	488	4,416
Phillips Edison ‡	535	18,565
Piedmont Office Realty Trust, Cl A ‡	514	3,038
Plymouth Industrial ‡	166	2,468
Postal Realty Trust, Cl A ‡	92	1,218
PotlatchDeltic ‡	330	12,669
Prologis ‡	4,047	413,603
Public Storage ‡	691	207,597
Rayonier ‡	646	15,801
RE/MAX Holdings, Cl A *	56	428
Realty Income ‡	3,818	220,909
Redfin *	504	4,793
Regency Centers ‡	785	56,661

COMMON STOCK — continued

	Shares	Value
REAL ESTATE— continued
Rexford Industrial Realty ‡	964	$31,908
RLJ Lodging Trust ‡	619	4,339
RMR Group, Cl A	63	925
Ryman Hospitality Properties ‡	249	21,900
Sabra Health Care ‡	1,023	18,261
Safehold ‡	230	3,623
Saul Centers ‡	52	1,700
SBA Communications, Cl A ‡	467	113,668
Seaport Entertainment Group *	31	594
Seritage Growth Properties *	139	411
Service Properties Trust ‡	647	1,165
Simon Property Group ‡	1,362	214,352
SITE Centers ‡	205	2,427
SL Green Realty ‡	312	16,414
Spirit MTA ‡(A)	11	—
St. Joe	171	7,237
STAG Industrial ‡	796	26,292
Star Holdings *	53	357
Stratus Properties *	30	476
Summit Hotel Properties ‡	432	1,758
Sun Communities ‡	549	68,312
Sunstone Hotel Investors ‡	826	6,889
Tanger ‡	474	14,936
Tejon Ranch *	91	1,541
Terreno Realty ‡	427	24,053
Transcontinental Realty Investors *	5	144
UDR ‡	1,439	60,265
UMH Properties ‡	290	5,124
Uniti Group ‡	1,001	4,925
Urban Edge Properties ‡	519	9,378
Veris Residential ‡	334	5,184
Vornado Realty Trust ‡	776	27,377
Welltower ‡	2,725	415,808
Weyerhaeuser ‡	3,165	82,005
Whitestone, Cl B ‡	203	2,647
WP Carey ‡	937	58,506
Xenia Hotels & Resorts ‡	419	4,475
Zillow Group, Cl A *	155	10,227
Zillow Group, Cl C *	678	45,650
		5,755,007
UTILITIES — 2.8%
AES	3,074	30,740
ALLETE	252	16,503
Alliant Energy	1,120	68,365
Ameren	1,162	115,317
American Electric Power	2,323	251,674
American States Water	156	12,653
American Water Works	856	125,841
Artesian Resources, Cl A	37	1,314
Atmos Energy	678	108,907
Avista	333	13,810
Black Hills	311	18,940
Cadiz *	198	562
California Water Service Group	245	12,409

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

U.S. ALL CAP INDEX FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UTILITIES— continued
CenterPoint Energy	2,846	$110,368
Chesapeake Utilities	93	12,245
Clearway Energy, Cl A	123	3,364
Clearway Energy, Cl C	279	8,186
CMS Energy	1,292	95,156
Consolidated Edison	1,516	170,929
Consolidated Water	61	1,418
Constellation Energy	1,385	309,464
Dominion Energy	3,675	199,846
DTE Energy	797	109,189
Duke Energy	3,396	414,380
Edison International	1,692	90,539
Entergy	1,866	155,195
Essential Utilities	1,201	49,397
Evergy	987	68,202
Eversource Energy	1,590	94,573
Exelon	4,414	207,017
FirstEnergy	2,371	101,668
Genie Energy, Cl B	90	1,329
Global Water Resources	47	490
Hawaiian Electric Industries *	716	7,518
IDACORP, Cl Rights	232	27,397
MDU Resources Group	897	15,375
MGE Energy	154	13,925
Middlesex Water	73	4,608
Montauk Renewables *	254	533
National Fuel Gas	410	31,480
New Jersey Resources	434	21,240
NextEra Energy	9,046	604,996
NextEra Energy Partners	389	3,205
NiSource	2,039	79,745
Northwest Natural Holding	165	7,111
Northwestern Energy Group	265	15,431
NRG Energy	879	96,321
OGE Energy	868	39,390
Oklo, Cl A *	350	8,309
ONE Gas	245	19,235
Ormat Technologies	258	18,731
Otter Tail	170	13,495
PG&E	9,421	155,635
Pinnacle West Capital	498	47,400
Portland General Electric	464	19,544
PPL	3,124	114,026
Public Service Enterprise Group	2,179	174,167
Pure Cycle *	81	802
Sempra	2,761	205,059
SJW Group	125	7,093
Southern	4,749	436,386
Southwest Gas Holdings	269	19,424
Spire	247	18,905
Sunnova Energy International *	635	120
Talen Energy *	201	43,231
TXNM Energy	390	20,748
UGI	934	30,626
Unitil	66	3,872
Vistra	1,487	192,760

COMMON STOCK — continued

	Shares	Value
UTILITIES— continued
WEC Energy Group	1,379	$151,028
Xcel Energy	2,609	184,456
York Water	49	1,725
		5,835,042
Total Common Stock
(Cost $168,327,121)		199,760,252
RIGHTS — 0.0%
	Number Of Rights
AbioMed‡‡	101	—
Alibero Pharma‡‡	36	—
Cincor Pharma‡‡	31	—
Concert Pharmaceuticals‡‡	89	—
Flexion Therapeutics‡‡(A)	42	—
Icosavax‡‡	105	—
Inhibrx‡‡	132	—
Novartis‡‡	104	—
Poseida Therapeutics‡‡	286	143
Prevail Therapeutics‡‡(A)	16	—

Total Rights
(Cost $–)		143
WARRANT — 0.0%
	Number Of Warrants
Danimer Scientific, Strike Price $11.50,*
Expires 5/6/2029	119	$—

Total Warrants
(Cost $–)		—
Total Investments in Securities— 97.4%
(Cost $168,327,121)		$199,760,395

Percentages are based on Net Assets of $205,089,710.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration Date or Rate unavailable.
(A)	Level 3 security in accordance with fair value hierarchy.

See “Glossary for abbreviations”.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

U.S. ALL CAP INDEX FUND

APRIL 30, 2025 (Unaudited)

A list of the open OTC swap agreements held by the Fund at April 30, 2025, is as follows:

Total Return Swap

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Wells Fargo	WFCBL213 Custom Basket*	FEDL01+ 0.50%	Asset Return	Annually	04/14/2026	USD	4,544,877	$174,672	$–	$174,672

								$174,672	$–	$174,672

*	The following table represents the individual common stock exposures comprising the WFCBL213 Custom Basket Total Return Swaps as of April 30, 2025:

		Notional	Unrealized	Percentage
Shares	Description	Amount ($)	Appreciation ($)	of Basket (%)
161	Accenture PLC	21,896	842	0.5
114	Adobe Inc	19,373	745	0.4
424	Advanced Micro Devices Inc	18,760	721	0.4
1,513	Alphabet Inc, Class A	109,202	4,197	2.4
1,236	Alphabet Inc, Class C	90,398	3,474	2.0
132	American Express Co	15,986	614	0.4
3,825	Apple Inc	369,334	14,195	8.1
1,846	AT&T Inc	23,242	893	0.5
1,785	Bank Of America Corp	32,347	1,243	0.7
338	Berkshire Hathaway Inc	81,794	3,144	1.8
9	Booking Holdings Inc	20,006	769	0.4
382	Boston Scientific Corp	17,844	686	0.4
1,192	Broadcom Inc	104,252	4,007	2.3
126	Caterpillar Inc	17,765	683	0.4
435	Chevron Corp	26,926	1,035	0.6
943	Cisco Systems Inc	24,727	950	0.5
917	Coca-Cola Co/The	30,221	1,161	0.7
115	Costco Wholesale Corp	52,087	2,002	1.1
1,142	Exxon Mobil Corp	54,832	2,107	1.2
268	General Electric Co	24,535	943	0.5
80	Goldman Sachs Group Inc/The	19,852	763	0.4
257	Home Depot Inc/The	42,126	1,619	0.9
238	International Business Machines Corp	26,132	1,004	0.6
70	Intuit Inc	20,043	770	0.4
93	Intuitive Surgical Inc	21,824	839	0.5
724	JPMorgan Chase & Co	80,494	3,094	1.8
124	Linde PLC	25,473	979	0.6
186	Mcdonald's Corp	27,072	1,040	0.6
565	Meta Platforms Inc	141,031	5,420	3.1
1,930	Microsoft Corp	346,632	13,322	7.6
312	Morgan Stanley	16,387	630	0.4
110	Netflix Inc	56,432	2,169	1.2
537	Nextera Energy Inc	16,329	628	0.4
6,114	Nvidia Corp	302,603	11,630	6.7
425	Oracle Corp	27,170	1,044	0.6
539	Palantir Technologies Inc	29,028	1,116	0.6
353	Pepsico Inc	21,722	835	0.5
606	Procter & Gamble Co/The	44,800	1,722	1.0
150	Progressive Corp/The	19,168	737	0.4
287	Qualcomm Inc	19,395	745	0.4
82	S&P Global Inc	18,615	715	0.4
242	Salesforce Inc	29,547	1,136	0.7
54	Servicenow Inc	23,222	892	0.5
727	Tesla Inc	93,268	3,585	2.1
236	Texas Instruments Inc	17,201	661	0.4
288	TJX Cos Inc/The	16,854	648	0.4
534	Uber Technologies Inc	19,643	755	0.4
1,004	Verizon Communications Inc	20,093	772	0.4

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2025 (Unaudited)

		Notional	Unrealized	Percentage
Shares	Description	Amount ($)	Appreciation ($)	of Basket (%)
1,129	Walmart Inc	49,881	1,917	1.1
469	Walt Disney Co/The	19,377	745	0.4
39,937	Other	1,777,936	68,329	39.2
		$4,544,877	$174,672	100.0%

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2		Level 3(1)		Total
Common Stock	$199,759,769	$483		$—	†	$199,760,252
Rights	143	—		—	†	143
Warrant	—	—	†	—		—
Total Investments in Securities	$199,759,912	$483		$—		$199,760,395

Other Financial Instruments	Level 1	Level 2	Level 3	Total
OTC Swaps
Total Return Swaps*
Unrealized
Appreciation	–	174,672	–	174,672
Total Other Financial Instruments	$–	$174,672	$–	$174,672

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

†	Includes securities valued at zero.

*	Swap contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS REAL ESTATE FUND

APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.1%#

	Shares	Value
REAL ESTATE — 98.1%
American Homes 4 Rent, Cl A ‡	91,482	$3,420,512
American Tower ‡	67,154	15,137,183
Americold Realty Trust ‡	92,522	1,789,376
AvalonBay Communities ‡	21,275	4,467,325
Brixmor Property Group ‡	65,559	1,633,075
BXP ‡	35,126	2,238,580
CBRE Group, Cl A *	11,346	1,386,254
Crown Castle ‡	41,532	4,392,424
Digital Realty Trust ‡	36,552	5,868,058
Equinix ‡	12,958	11,153,599
Equity LifeStyle Properties ‡	55,535	3,597,557
Essential Properties Realty Trust ‡	92,007	2,959,865
Essex Property Trust ‡	16,626	4,641,148
Extra Space Storage ‡	16,685	2,444,686
Independence Realty Trust ‡	161,716	3,142,142
Invitation Homes ‡	70,266	2,402,395
Iron Mountain ‡	32,445	2,909,343
Kimco Realty ‡	38,311	765,454
Mid-America Apartment Communities ‡	22,046	3,519,644
Omega Healthcare Investors ‡	115,395	4,506,175
Prologis ‡	113,321	11,581,406
Public Storage ‡	18,884	5,673,320
Realty Income ‡	115,711	6,695,038
Regency Centers ‡	51,677	3,730,046
Ryman Hospitality Properties ‡	15,272	1,343,172
SBA Communications, Cl A ‡	12,725	3,097,265
Simon Property Group ‡	37,809	5,950,380
Tanger ‡	78,731	2,480,814
Terreno Realty ‡	36,981	2,083,140
UDR ‡	40,638	1,701,919
Ventas ‡	37,474	2,626,178
Vornado Realty Trust ‡	22,306	786,956
Welltower ‡	84,651	12,916,896
Weyerhaeuser ‡	116,620	3,021,624
		146,062,949
Total Common Stock
(Cost $143,395,842)		146,062,949
Total Investments in Securities— 98.1%
(Cost $143,395,842)		$146,062,949

Percentages are based on Net Assets of $148,910,292.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

*	Non-income producing security.

‡	Real Estate Investment Trust.

See “Glossary” for abbreviations.

As of April 30, 2025, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS INTERNATIONAL EQUITY FUND

APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.0%#

	Shares	Value
AUSTRALIA — 1.6%
BHP Group	97,436	$2,322,253
Goodman Group ‡	65,700	1,257,749
		3,580,002
AUSTRIA — 0.4%
ANDRITZ	13,300	955,734

BRAZIL — 2.2%
Itau Unibanco Holding	458,490	2,874,475
MercadoLibre *	780	1,818,063
		4,692,538
CANADA — 7.9%
Alimentation Couche-Tard	38,400	2,004,399
Canadian Natural Resources	90,420	2,594,672
Constellation Software	800	2,883,128
Dollarama	22,420	2,766,315
Manulife Financial	97,160	2,977,666
Royal Bank of Canada	32,800	3,936,904
		17,163,084
CHINA — 11.8%
Alibaba Group Holding	265,000	3,956,458
ANTA Sports Products	167,000	1,973,242
Bank of China, Cl H	4,323,000	2,413,850
BYD, Cl H	54,500	2,588,546
NARI Technology, Cl A	463,928	1,415,496
People's Insurance Group of China, Cl H	2,850,000	1,686,677
Shanghai Pudong Development Bank, Cl A	1,410,000	2,127,016
Tencent Holdings	85,300	5,224,706
Weichai Power, Cl H	944,000	1,841,651
Xiaomi, Cl B *	371,600	2,379,059
		25,606,701
FINLAND — 0.6%
Wartsila Abp	70,000	1,293,342

FRANCE — 7.0%
Air Liquide	7,900	1,623,277
BNP Paribas	40,050	3,393,413
Danone	40,400	3,476,273
Engie	170,310	3,520,020
Vinci	23,240	3,264,457
		15,277,440
GERMANY — 7.0%
adidas	9,400	2,162,860
Deutsche Telekom	87,000	3,124,823
Henkel AG & Co KGaA	25,450	1,976,607
SAP	18,340	5,366,072
Siemens	11,050	2,544,386
		15,174,748
HONG KONG — 1.9%
China Tower, Cl H	1,340,000	1,940,959

COMMON STOCK — continued

	Shares	Value
HONG KONG — continued
WH Group	2,485,000	$2,222,105
		4,163,064
INDIA — 6.2%
Bharti Airtel	125,600	2,770,516
Divi's Laboratories	34,660	2,501,888
ICICI Bank	199,940	3,360,848
Infosys	149,510	2,643,028
Power Grid Corp of India	590,266	2,143,811
		13,420,091
INDONESIA — 0.3%
United Tractors	472,000	645,044

ITALY — 0.6%
Tenaris	80,000	1,333,995

JAPAN — 12.0%
Canon	88,900	2,743,432
Honda Motor	195,000	1,984,075
Hoya	19,160	2,254,484
ITOCHU	61,000	3,119,720
Komatsu	93,200	2,695,304
Mitsubishi UFJ Financial Group	237,400	2,991,033
Mitsui Fudosan	219,300	2,173,405
Nitto Denko	138,000	2,425,600
ORIX	99,300	1,991,961
Tokio Marine Holdings	67,300	2,697,544
ZOZO	100,500	1,020,627
		26,097,185
LUXEMBOURG — 1.0%
ArcelorMittal	75,450	2,231,186

MEXICO — 1.3%
Grupo Financiero Banorte	233,000	1,997,856
La Comer *	490,000	917,258
		2,915,114
NETHERLANDS — 2.3%
Koninklijke Ahold Delhaize	61,000	2,504,601
Wolters Kluwer	14,180	2,503,605
		5,008,206
NORWAY — 1.1%
Telenor	154,000	2,313,079

SINGAPORE — 1.2%
United Overseas Bank	101,640	2,699,441

SOUTH KOREA — 3.2%
KB Financial Group	34,581	2,185,476
Kia	23,470	1,491,596
Samsung Electronics	82,520	3,219,727
		6,896,799
SPAIN — 5.7%
Aena SME	11,100	2,788,495

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS INTERNATIONAL EQUITY FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
SPAIN — continued
Amadeus IT Group	30,040	$2,364,536
CaixaBank	359,800	2,757,579
Industria de Diseno Textil	45,440	2,443,533
Mapfre	587,700	2,092,210
		12,446,353
SWITZERLAND — 1.4%
UBS Group	104,060	3,158,780

TAIWAN — 5.8%
ASML Holding	5,670	3,795,733
CTBC Financial Holding	2,155,000	2,655,477
Taiwan Semiconductor Manufacturing	218,660	6,195,634
		12,646,844
UNITED KINGDOM — 5.7%
3i Group PLC	61,460	3,484,215
Investec PLC	206,500	1,290,109
Lloyds Banking Group PLC	3,705,000	3,640,065
Unilever PLC	62,130	3,955,792
		12,370,181
UNITED STATES — 7.8%
CRH PLC	24,620	2,335,208
Linde PLC	4,193	1,900,393
Nestle PLC	26,300	2,799,303
Schneider Electric	11,700	2,733,654
Shell PLC	121,900	3,933,907
Swiss Re	18,300	3,284,929
		16,987,394
Total Common Stock
(Cost $167,438,009)		209,076,345
Total Investments in Securities— 96.0%
(Cost $167,438,009)		$209,076,345

Percentages are based on Net Assets of $217,881,556.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

*	Non-income producing security.

‡	Real Estate Investment Trust.

See “Glossary” for abbreviations.

As of April 30, 2025, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

APRIL 30, 2025 (Unaudited)

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations	Currency Abbreviation
BDC — Business Development Company	USD — United States Dollar

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

ETF — Exchange Traded Fund

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

H15T1Y — 1 Year U.S. Treasury Yield Curve Constant Maturity

H15T5Y — 5 Year U.S. Treasury Yield Curve Constant Maturity

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

NASDAQ — National Association of Securities Dealers Automated Quotations

PLC — Public Limited Company

RB — Revenue Bond

REIT — Real Estate Investment Trust

S&P — Standard & Poor's

Ser — Series

SOFR30A — 30-Day Average Secured Overnight Financing Rate Index

SOFR90A — 90-Day Average Secured Overnight Financing Rate Index

SOFRINDX — Secured Overnight Financing Rate Index

SOFRRATE — Secured Overnight Financing Rate

TSFR1M — 1-Month Term Secured Overnight Financing Rate

TSFR3M — 3-Month Term Secured Overnight Financing Rate

USSW5 — USD 5-Year Interest Rate Swap Bond

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

APRIL 30, 2025
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Limited Duration Fund	Core Bond Fund	Long/Short Equity Fund	Large Cap Value Fund	Large Cap Growth Fund
Assets:
Investments in securities, at value†	$195,818,303	$273,141,896	$115,500,534	$236,152,757	$211,382,149
Foreign currency, at value††	–	–	1	–	–
Cash	3,842,180	5,088,857	26,751,986	14,069,411	8,872,362
Receivable due from Prime Broker	–	–	79,885,867	–	–
Dividends and interest receivable	2,098,023	2,148,668	398,815	265,805	78,225
Receivable for investment securities sold	150,961	2,500	–	–	–
Receivable for capital shares sold	111,606	158,744	37,438	135,863	72,401
Receivable due from Trustees	723	949	517	–	–
Tax reclaim receivable	–	–	7,637	12,772	2,455
Prepaid expenses	19,546	20,438	16,437	21,940	20,048
Total Assets	202,041,342	280,562,052	222,599,232	250,658,548	220,427,640
Liabilities:
Securities sold short, at value†††	–	–	69,431,923	–	–
Payable for capital shares redeemed	10,463	54,599	34,451	29,259	16,570
Audit fees payable	15,529	14,798	12,808	13,117	13,142
Printing fees payable	7,179	10,113	5,672	10,723	10,648
Transfer Agent fees payable	5,688	5,746	3,314	5,416	5,558
Pricing fees payable	5,274	3,906	2,866	–	–
Legal fees payable	1,039	1,425	843	1,193	1,135
Investment Adviser fees payable	50,791	71,778	163,683	119,794	102,898
Payable due to Administrator	9,224	12,744	6,973	11,260	9,672
Chief Compliance Officer fees payable	1,424	1,882	1,086	1,822	1,737
Shareholder servicing fees payable (Class S Shares)	–	125	–	–	856
Accrued expenses	4,708	7,992	1,102	6,745	1,723
Total Liabilities	111,319	185,108	69,664,721	199,329	163,939
Commitments and Contingencies‡
Net Assets	$201,930,023	$280,376,944	$152,934,511	$250,459,219	$220,263,701
† Cost of securities	$194,289,662	$282,985,702	$108,029,962	$199,313,344	$145,438,766
†† Cost of foreign currency	–	–	–	–	–
††† Proceeds from securities sold short	–	–	(71,530,269)	–	–
Net Assets:
Paid-in Capital	$203,785,538	$301,037,628	$138,368,813	$205,711,876	$150,596,217
Total Distributable Earnings (Accumulated Losses)	(1,855,515)	(20,660,684)	14,565,698	44,747,343	69,667,484
Net Assets	$201,930,023	$280,376,944	$152,934,511	$250,459,219	$220,263,701
I Shares:
Net Assets	$201,857,657	$279,467,229	$152,934,511	$250,039,217	$218,026,906
Outstanding Shares of Beneficial Interest
(unlimited authorization - no par value)	20,688,808	31,886,758	12,897,144	15,025,182	11,280,576
Net Asset Value, Offering and Redemption Price Per Share*
(Net Assets ÷ Shares Outstanding)	$9.76	$8.76	$11.86	$16.64	$19.33
Class S Shares:
Net Assets	$72,366	$909,715	N/A	$420,002	$2,236,795
Outstanding Shares of Beneficial Interest
(unlimited authorization - no par value)	7,422	103,921	N/A	25,243	116,435
Net Asset Value, Offering and Redemption Price Per Share*
(Net Assets ÷ Shares Outstanding)	$9.75	$8.75	N/A	$16.64	$19.21

*	Redemption price per share may vary depending on the length of time shares are held.

‡	See Note 7 in the Notes to Financial Statements. N/A Not Applicable.

Amounts designated as "—" are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

April 30, 2025
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Small Cap Fund	U.S. All Cap Index Fund	Real Estate Fund	International Equity Fund
Assets:
Investments in securities, at value†	$135,730,266	$199,760,395	$146,062,949	$209,076,345
Foreign currency, at value††	–	–	–	505,293
OTC Swap Contracts, at value†††	–	174,672	–	–
Cash	5,475,151	4,173,136	2,922,851	7,594,364
Cash held as collateral for swaps	–	640,000	–	–
Dividends and interest receivable	46,857	120,055	31,884	731,007
Receivable for capital shares sold	35,668	219,237	17,209	34,402
Receivable for investment securities sold	–	33,450	–	–
Receivable due from Investment Adviser	–	57,959	–	–
Receivable due from Trustees	–	598	–	–
Tax reclaim receivable	–	1,495	12,946	720,350
Unrealized Appreciation on Spot Contracts	–	–	–	951
Prepaid expenses	19,429	18,005	14,317	23,993
Total Assets	141,307,371	205,199,002	149,062,156	218,686,705
Liabilities:
Payable for capital shares redeemed	15,598	65,217	15,884	22,499
Audit fees payable	12,597	4,595	17,998	13,004
Printing fees payable	6,804	8,637	6,301	8,323
Transfer Agent fees payable	5,251	3,942	4,249	5,580
Filing fees payable	1,558	6,916	660	995
Custodian fees payable	–	5,431	–	–
Investment Adviser fees payable	80,467	–	98,129	155,591
Payable due to Administrator	6,259	9,004	6,651	9,569
Chief Compliance Officer fees payable	1,093	1,536	1,114	1,594
Shareholder servicing fees payable (Class S Shares)	660	–	–	229
Accrued Foreign Capital Gains Tax on Appreciated Securities	–	–	–	584,617
Accrued expenses	470	4,014	878	3,148
Total Liabilities	130,757	109,292	151,864	805,149
Commitments and Contingencies‡
Net Assets	$141,176,614	$205,089,710	$148,910,292	$217,881,556
† Cost of securities	$126,818,750	$168,327,121	$143,395,842	$167,438,009
†† Cost of foreign currency	–	–	–	498,193
††† Premiums received from OTC swap contracts	–	–	–	–
Net Assets:
Paid-in Capital	$127,247,659	$170,639,481	$172,698,818	$186,919,967
Total Distributable Earnings (Accumulated Losses)	13,928,955	34,450,229	(23,788,526)	30,961,589
Net Assets	$141,176,614	$205,089,710	$148,910,292	$217,881,556
I Shares:
Net Assets	$141,081,403	$205,089,710	$148,910,292	$217,742,706
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	12,035,660	12,191,550	18,458,117	16,117,030
Net Asset Value, Offering and Redemption Price Per Share*
(Net Assets ÷ Shares Outstanding)	$11.72	$16.82	$8.07	$13.51
Class S Shares:
Net Assets	$95,211	N/A	N/A	$138,850
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	8,167	N/A	N/A	10,312
Net Asset Value, Offering and Redemption Price Per Share*
(Net Assets ÷ Shares Outstanding)	$11.66	N/A	N/A	$13.46

*	Redemption price per share may vary depending on the length of time shares are held.

‡	See Note 7 in the Notes to Financial Statements. N/A Not Applicable.

Amounts designated as "—" are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

FOR THE PERIOD ENDED

APRIL 30, 2025
(Unaudited)

STATEMENTS OF OPERATIONS

	Limited Duration Fund	Core Bond Fund	Long/Short Equity Fund	Large Cap Value Fund	Large Cap Growth Fund
Investment Income
Interest	$4,531,266	$6,043,320	$2,048,336	$184,726	$110,260
Dividends	–	–	720,634	2,839,355	793,120
Less: Foreign Taxes Withheld	–	–	(8,739)	(32,223)	–

Total Investment Income	4,531,266	6,043,320	2,760,231	2,991,858	903,380

Expenses
Investment Advisory Fees	372,697	510,175	910,371	740,285	702,962
Administration Fees	52,399	71,725	40,957	69,384	65,886
Trustees' Fees	6,712	8,978	5,152	8,827	8,650
Chief Compliance Officer Fees	2,636	3,603	2,076	3,519	3,447
Shareholder Servicing Fees (Class S Shares)	35	458	–	228	1,185
Pricing Fees	20,223	18,703	1,028	1,494	1,503
Transfer Agent Fees	20,040	22,848	13,276	22,532	22,407
Audit Fees	17,277	17,814	14,274	14,047	14,029
Registration & Filing Fees	14,851	17,797	12,592	18,721	13,806
Legal Fees	12,306	16,529	9,495	16,231	15,896
Printing Fees	11,001	14,753	8,705	14,209	13,814
Custodian Fees	2,193	3,972	3,486	1,790	1,713
Dividend Expense	–	–	267,829	–	–
Other Expenses	12,329	16,946	8,221	16,633	16,262
Total Expenses	544,699	724,301	1,297,462	927,900	881,560
Recovery of Investment Advisory fees previously waived	–	–	80,414	–	–
Less:
Investment Advisory Fees Waiver	(78,799)	(87,450)	(17,588)	–	–
Net Expenses	465,900	636,851	1,360,288	927,900	881,560
Net Investment Income	4,065,366	5,406,469	1,399,943	2,063,958	21,820
Net Realized Gain (Loss) on:
Investments	284,148	(2,756,245)	14,625,287	7,805,488	4,416,983
Securities Sold Short	–	–	(5,543,072)	–	–
Purchased Option Contracts	–	–	1,471,830	–	–
Foreign Currency Transactions	–	–	–	(40)	(4)
Net Realized Gain (Loss)	284,148	(2,756,245)	10,554,045	7,805,448	4,416,979
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	745,833	3,854,343	(12,921,111)	(13,751,489)	(11,068,579)
Securities Sold Short	–	–	4,949,282	–	–
Purchased Option Contracts	–	–	(822,329)	–	–
Translation of Other Assets and Liabilities Denominated in Foreign Currencies	–	–	–	35	–
Net Change in Unrealized Appreciation (Depreciation)	745,833	3,854,343	(8,794,158)	(13,751,454)	(11,068,579)
Net Realized and Unrealized Gain (Loss)	1,029,981	1,098,098	1,759,887	(5,946,006)	(6,651,600)
Net Increase (Decrease) in Net Assets from Operations	$5,095,347	$6,504,567	$3,159,830	$(3,882,048)	$(6,629,780)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

FOR THE PERIOD ENDED

APRIL 30, 2025
(Unaudited)

STATEMENTS OF OPERATIONS

	Small Cap Fund	U.S. All Cap Index Fund	Real Estate Fund	International Equity Fund
Investment Income
Dividends	$763,826	$1,197,112	$2,167,117	$3,279,131
Interest	96,281	123,255	65,252	100,876
Less: Foreign Taxes Withheld	(28,492)	(1,295)	–	(393,718)

Total Investment Income	831,615	1,319,072	2,232,369	2,986,289

Expenses
Investment Advisory Fees	548,216	196,180	589,225	903,348
Administration Fees	42,526	55,161	41,422	56,447
Trustees' Fees.	5,630	7,080	5,423	7,287
Chief Compliance Officer Fees	2,255	2,833	2,128	2,841
Shareholder Servicing Fees (Class S Shares).	50	–	–	66
Transfer Agent Fees	18,531	15,907	14,305	20,626
Audit Fees	14,429	25,642	11,349	14,131
Registration & Filing Fees	14,393	17,824	13,615	16,548
Legal Fees	10,419	13,020	9,966	13,340
Printing Fees	9,104	13,912	8,679	11,949
Custodian Fees	3,471	103,633	2,286	14,817
Pricing Fees	1,570	21,166	1,053	1,813
Other Expenses	10,562	13,043	9,915	15,868
Total Expenses	681,156	485,401	709,366	1,079,081
Recovery of Investment Advisory fees previously waived	–	–	27,170	35,497
Less:
Investment Advisory Fees Waiver	–	(196,180)	–	(10,406)
Reimbursement from Adviser	–	(43,997)	–	–
Net Expenses	681,156	245,224	736,536	1,104,172
Net Investment Income	150,459	1,073,848	1,495,833	1,882,117
Net Realized Gain (Loss) on:
Investments	6,126,070	3,177,336	317,174	4,727,098
Swap Contracts	–	(285,846)	–	–
Foreign Currency Transactions	–	–	–	12,693
Net Realized Gain	6,126,070	2,891,490	317,174	4,739,791
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(20,485,595)	(9,767,515)	(9,926,186)	7,577,109
Foreign Capital Gains Tax on Appreciated Securities	–	–	–	39,249
Swap Contracts	–	144,186	–	–
Translation of Other Assets and Liabilities Denominated in Foreign Currencies	–	–	516	(4,109)
Net Change in Unrealized Appreciation (Depreciation)	(20,485,595)	(9,623,329)	(9,925,670)	7,612,249
Net Realized and Unrealized Gain (Loss)	(14,359,525)	(6,731,839)	(9,608,496)	12,352,040
Net Increase (Decrease) in Net Assets from Operations	$(14,209,066)	$(5,657,991)	$(8,112,663)	$14,234,157

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$4,065,366	$7,619,020
Net Realized Gain (Loss)	284,148	(1,334,036)
Net Change in Unrealized Appreciation	745,833	5,088,469
Net Increase in Net Assets Resulting from Operations	5,095,347	11,373,453

Distributions:
I Shares	(4,041,504)	(7,272,118)
Class S Shares	(1,477)	(4,235)
Total Distributions	(4,042,981)	(7,276,353)
Capital Share Transactions:
I Shares
Issued	44,746,752	74,763,380
Reinvestment of Dividends	4,013,436	6,181,755
Redemption Fees	11,576	1,667
Redeemed	(29,791,330)	(86,905,309)
Net Increase (Decrease) in Net Assets from I Shares Transactions	18,980,434	(5,958,507)
Class S Shares
Issued	5,321	26,836
Reinvestment of Dividends	1,477	4,235
Redeemed	(2,770)	(196,950)
Net Increase (Decrease) in Net Assets from Class S Shares Transactions	4,028	(165,879)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	18,984,462	(6,124,386)
Total Increase (Decrease) in Net Assets	20,036,828	(2,027,286)
Net Assets:
Beginning of Period/Year	181,893,195	183,920,481
End of Period/Year	$201,930,023	$181,893,195
Share Transactions:
I Shares
Issued	4,606,929	7,738,521
Reinvestment of Dividends	414,864	640,334
Redeemed	(3,069,165)	(8,973,070)
Total Increase (Decrease) in I Shares	1,952,628	(594,215)
Class S Shares
Issued	548	2,780
Reinvestment of Dividends	153	439
Redeemed	(284)	(20,424)
Total Increase (Decrease) in Class S Shares	417	(17,205)
Net Increase (Decrease) in Shares Outstanding	1,953,045	(611,420)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$5,406,469	$8,256,695
Net Realized Loss	(2,756,245)	(2,356,547)
Net Change in Unrealized Appreciation	3,854,343	13,408,582
Net Increase in Net Assets Resulting from Operations	6,504,567	19,308,730

Distributions:
I Shares	(4,927,750)	(7,804,457)
Class S Shares	(17,126)	(31,557)
Total Distributions	(4,944,876)	(7,836,014)
Capital Share Transactions:
I Shares
Issued	61,021,212	88,041,422
Reinvestment of Dividends	4,856,051	6,149,111
Redemption Fees	14,053	885
Redeemed	(24,361,867)	(51,966,833)
Net Increase in Net Assets from I Shares Transactions	41,529,449	42,224,585
Class S Shares
Issued	24,725	98,901
Reinvestment of Dividends	17,126	31,557
Redeemed	(86,765)	(71,881)
Net Increase (Decrease) in Net Assets from Class S Shares Transactions	(44,914)	58,577
Net Increase in Net Assets from Capital Share Transactions	41,484,535	42,283,162
Total Increase in Net Assets	43,044,226	53,755,878
Net Assets:
Beginning of Period/Year	237,332,718	183,576,840
End of Period/Year	$280,376,944	$237,332,718
Share Transactions:
I Shares
Issued	7,028,372	10,101,395
Reinvestment of Dividends	559,979	700,066
Redeemed	(2,794,366)	(5,938,658)
Total Increase in I Shares	4,793,985	4,862,803
Class S Shares
Issued	2,854	11,218
Reinvestment of Dividends	1,978	3,603
Redeemed	(10,004)	(8,263)
Total Increase (Decrease) in Class S Shares	(5,172)	6,558
Net Increase in Shares Outstanding	4,788,813	4,869,361

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LONG/SHORT EQUITY FUND

 STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$1,399,943	$2,889,259
Net Realized Gain (Loss)	10,554,045	(4,193,967)
Net Change in Unrealized Appreciation (Depreciation)	(8,794,158)	15,468,708
Net Increase in Net Assets Resulting from Operations	3,159,830	14,164,000

Distributions:
I Shares	(1,464,205)	(2,889,430)
Total Distributions	(1,464,205)	(2,889,430)
Capital Share Transactions:
I Shares
Issued	24,365,965	50,919,625
Reinvestment of Dividends	1,463,052	2,001,896
Redemption Fees	11,340	4,903
Redeemed	(10,606,597)	(16,819,759)
Net Increase in Net Assets from I Shares Transactions	15,233,760	36,106,665
Net Increase in Net Assets from Capital Share Transactions	15,233,760	36,106,665
Total Increase in Net Assets	16,929,385	47,381,235
Net Assets:
Beginning of Period/Year	136,005,126	88,623,891
End of Period/Year	$152,934,511	$136,005,126
Share Transactions:
I Shares
Issued	2,019,490	4,544,779
Reinvestment of Dividends	122,271	176,646
Redeemed	(878,950)	(1,496,819)
Total Increase in I Shares	1,262,811	3,224,606
Net Increase in Shares Outstanding	1,262,811	3,224,606

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LARGE CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$2,063,958	$2,898,174
Net Realized Gain	7,805,448	19,399,888
Net Change in Unrealized Appreciation (Depreciation)	(13,751,454)	32,997,405
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,882,048)	55,295,467

Distributions:
I Shares	(19,652,827)	(2,731,654)
Class S Shares	(40,013)	(6,794)
Total Distributions	(19,692,840)	(2,738,448)
Capital Share Transactions:
I Shares
Issued	43,506,655	61,844,743
Reinvestment of Dividends	19,623,271	2,174,203
Redemption Fees	9,381	7,504
Redeemed	(23,733,592)	(37,764,149)
Net Increase in Net Assets from I Shares Transactions	39,405,715	26,262,301
Class S Shares
Issued	19,401	246,701
Reinvestment of Dividends	40,013	6,794
Redeemed	(85,174)	(331,115)
Net Decrease in Net Assets from Class S Shares Transactions	(25,760)	(77,620)
Net Increase in Net Assets from Capital Share Transactions	39,379,955	26,184,681
Total Increase in Net Assets	15,805,067	78,741,700
Net Assets:
Beginning of Period/Year	234,654,152	155,912,452
End of Period/Year	$250,459,219	$234,654,152
Share Transactions:
I Shares
Issued	2,501,921	3,639,772
Reinvestment of Dividends	1,152,169	125,073
Redeemed	(1,345,864)	(2,212,348)
Total Increase in I Shares	2,308,226	1,552,497
Class S Shares
Issued	1,149	14,152
Reinvestment of Dividends	2,350	395
Redeemed	(4,844)	(18,701)
Total Decrease in Class S Shares	(1,345)	(4,154)
Net Increase in Shares Outstanding	2,306,881	1,548,343

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LARGE CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$21,820	$267,091
Net Realized Gain	4,416,979	14,897,612
Net Change in Unrealized Appreciation (Depreciation)	(11,068,579)	48,980,186
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,629,780)	64,144,889

Distributions:
I Shares	(1,429,086)	(283,620)
Class S Shares	(13,956)	(1,082)
Total Distributions	(1,443,042)	(284,702)
Capital Share Transactions:
I Shares
Issued	26,207,629	54,888,494
Reinvestment of Dividends	1,427,338	215,704
Redemption Fees	9,889	3,334
Redeemed	(29,973,091)	(45,284,717)
Net Increase (Decrease) in Net Assets from I Shares Transactions	(2,328,235)	9,822,815
Class S Shares
Issued	121,416	320,413
Reinvestment of Dividends	13,956	1,082
Redeemed	(140,820)	(135,337)
Net Increase (Decrease) in Net Assets from Class S Shares Transactions	(5,448)	186,158
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,333,683)	10,008,973
Total Increase (Decrease) in Net Assets	(10,406,505)	73,869,160
Net Assets:
Beginning of Period/Year	230,670,206	156,801,046
End of Period/Year	$220,263,701	$230,670,206
Share Transactions:
I Shares
Issued	1,277,342	3,004,415
Reinvestment of Dividends	67,221	11,425
Redeemed	(1,458,126)	(2,475,410)
Total Increase (Decrease) in I Shares	(113,563)	540,430
Class S Shares
Issued	5,857	17,389
Reinvestment of Dividends	659	58
Redeemed	(6,592)	(7,313)
Total Increase (Decrease) in Class S Shares	(76)	10,134
Net Increase (Decrease) in Shares Outstanding	(113,639)	550,564

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$150,459	$610,998
Net Realized Gain	6,126,070	11,739,469
Net Change in Unrealized Appreciation (Depreciation)	(20,485,595)	28,623,128
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,209,066)	40,973,595

Distributions:
I Shares	(12,168,717)	(2,741,725)
Class S Shares	(8,099)	(1,321)
Total Distributions	(12,176,816)	(2,743,046)
Capital Share Transactions:
I Shares
Issued	15,574,562	27,481,811
Reinvestment of Dividends	12,160,889	2,574,263
Redemption Fees	3,890	2,368
Redeemed	(12,537,425)	(39,147,812)
Net Increase (Decrease) in Net Assets from I Shares Transactions	15,201,916	(9,089,370)
Class S Shares
Issued	7,083	20,882
Reinvestment of Dividends	8,099	1,321
Redeemed	(1,732)	(2,228)
Net Increase in Net Assets from Class S Shares Transactions	13,450	19,975
Net Increase (Decrease) in Net Assets from Capital Share Transactions	15,215,366	(9,069,395)
Total Increase (Decrease) in Net Assets	(11,170,516)	29,161,154
Net Assets:
Beginning of Period/Year	152,347,130	123,185,976
End of Period/Year	$141,176,614	$152,347,130
Share Transactions:
I Shares
Issued	1,194,247	2,127,066
Reinvestment of Dividends	916,680	203,917
Redeemed	(915,476)	(2,874,133)
Total Increase (Decrease) in I Shares	1,195,451	(543,150)
Class S Shares
Issued	560	1,614
Reinvestment of Dividends	614	105
Redeemed	(147)	(168)
Total Increase in Class S Shares	1,027	1,551
Net Increase (Decrease) in Shares Outstanding	1,196,478	(541,599)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$1,073,848	$1,841,253
Net Realized Gain	2,891,490	2,800,801
Net Change in Unrealized Appreciation (Depreciation)	(9,623,329)	41,759,430
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,657,991)	46,401,484

Distributions:
I Shares	(4,022,052)	(2,562,667)
Total Distributions	(4,022,052)	(2,562,667)
Capital Share Transactions:
I Shares
Issued	50,706,728	69,027,416
Reinvestment of Dividends	4,010,780	2,282,541
Redemption Fees	2,938	23,929
Redeemed	(28,006,713)	(31,166,173)
Net Increase in Net Assets from I Shares Transactions	26,713,733	40,167,713
Net Increase in Net Assets from Capital Share Transactions	26,713,733	40,167,713
Total Increase in Net Assets	17,033,690	84,006,530
Net Assets:
Beginning of Period/Year	188,056,020	104,049,490
End of Period/Year	$205,089,710	$188,056,020
Share Transactions:
I Shares
Issued	2,818,105	4,356,395
Reinvestment of Dividends	222,442	144,374
Redeemed	(1,534,087)	(1,941,413)
Total Increase in I Shares	1,506,460	2,559,356
Net Increase in Shares Outstanding	1,506,460	2,559,356

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$1,495,833	$3,083,038
Net Realized Gain (Loss)	317,174	(11,202,418)
Net Change in Unrealized Appreciation (Depreciation)	(9,925,670)	46,527,832
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,112,663)	38,408,452

Distributions:
I Shares	(2,613,004)	(2,624,538)
Total Distributions	(2,613,004)	(2,624,538)
Return of Capital:
I Shares	—	(420,094)
Total Return of Capital	—	(420,094)
Capital Share Transactions:
I Shares
Issued	10,186,321	24,314,588
Reinvestment of Dividends	2,612,576	2,686,146
Redemption Fees	2,316	4,617
Redeemed	(5,347,611)	(28,937,266)
Net Increase (Decrease) in Net Assets from I Shares Transactions	7,453,602	(1,931,915)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	7,453,602	(1,931,915)
Total Increase (Decrease) in Net Assets	(3,272,065)	33,431,905
Net Assets:
Beginning of Period/Year	152,182,357	118,750,452
End of Period/Year	$148,910,292	$152,182,357
Share Transactions:
I Shares
Issued	1,229,777	3,074,778
Reinvestment of Dividends	322,020	327,434
Redeemed	(642,147)	(3,372,453)
Total Increase in I Shares	909,650	29,759
Net Increase in Shares Outstanding	909,650	29,759

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$1,882,117	$3,598,467
Net Realized Gain	4,739,791	1,178,624
Net Change in Unrealized Appreciation	7,612,249	32,110,161
Net Increase in Net Assets Resulting from Operations	14,234,157	36,887,252
Distributions:
I Shares	(2,164,449)	(3,886,052)
Class S Shares	(1,342)	(2,661)
Total Distributions	(2,165,791)	(3,888,713)
Capital Share Transactions:
I Shares
Issued	24,628,810	55,605,128
Reinvestment of Dividends	2,156,404	3,374,654
Redemption Fees	3,867	4,732
Redeemed	(17,162,496)	(45,037,046)
Net Increase in Net Assets from I Shares Transactions	9,626,585	13,947,468
Class S Shares
Issued	6,325	13,501
Reinvestment of Dividends	1,342	2,661
Redeemed	(5,071)	(84,485)
Net Increase (Decrease) in Net Assets from Class S Shares Transactions	2,596	(68,323)
Net Increase in Net Assets from Capital Share Transactions	9,629,181	13,879,145
Total Increase in Net Assets	21,697,547	46,877,684
Net Assets:
Beginning of Period	196,184,009	149,306,325
End of Period.	$217,881,556	$196,184,009
Share Transactions:
I Shares
Issued	1,910,997	4,457,410
Reinvestment of Dividends	172,472	270,095
Redeemed	(1,328,827)	(3,571,781)
Total Increase in I Shares	754,642	1,155,724
Class S Shares
Issued	502	1,097
Reinvestment of Dividends	108	216
Redeemed	(385)	(6,820)
Total Increase (Decrease) in Class S Shares	225	(5,507)
Net Increase in Shares Outstanding	754,867	1,150,217

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year or Period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Return of Capital	Total Distributions	Redemption Fees**		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets (including waivers and reimbursements)		Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate†
Limited Duration Fund
I Shares(1)
2025@	$9.70	$0.21	$0.06	$0.27	$(0.21)	$–	$–	$(0.21)	$–	#	$9.76	2.80%	$201,858	0.50%		0.58%		4.36%		28%
2024	$9.50	$0.39	$0.18	$0.57	$(0.37)	$–	$–	$(0.37)	$–	#	$9.70	6.11%	$181,825	0.50%		0.58%		3.99%		82%
2023	$9.41	$0.26	$0.06	$0.32	$(0.23)	$–	$–	$(0.23)	$–	#	$9.50	3.46%	$183,690	0.50%		0.62%		2.69%		50%
2022	$10.02	$0.12	$(0.61)	$(0.49)	$(0.11)	$(0.01)	$–	$(0.12)	$–	#	$9.41	(4.94)%	$142,559	0.50%		0.66%		1.22%		46%
2021	$10.09	$0.11	$(0.07)	$0.04	$(0.11)	$–	$–	$(0.11)	$–	#	$10.02	0.43%	$139,004	0.50%		0.71%		1.05%		59%
2020	$10.00	$0.20	$0.10	$0.30	$(0.21)	$–	$–	$(0.21)	$–		$10.09	3.00%	$118,637	0.50%		0.80%		1.96%		49%
Class S Shares
2025@	$9.70	$0.21	$0.04	$0.25	$(0.20)	$–	$–	$(0.20)	$–		$9.75	2.65%	$72	0.60%		0.68%		4.26%		28%
2024	$9.50	$0.36	$0.20	$0.56	$(0.36)	$–	$–	$(0.36)	$–		$9.70	5.98%	$68	0.60%		0.68%		3.73%		82%
2023	$9.41	$0.24	$0.07	$0.31	$(0.22)	$–	$–	$(0.22)	$–		$9.50	3.36%	$230	0.60%		0.72%		2.55%		50%
2022	$10.02	$0.11	$(0.61)	$(0.50)	$(0.10)	$(0.01)	$–	$(0.11)	$–		$9.41	(5.03)%	$213	0.60%		0.76%		1.13%		46%
2021	$10.09	$0.10	$(0.07)	$0.03	$(0.10)	$–	$–	$(0.10)	$–		$10.02	0.33%	$79	0.60%		0.81%		0.97%		59%
2020	$10.00	$0.18	$0.11	$0.29	$(0.20)	$–	$–	$(0.20)	$–		$10.09	2.91%	$77	0.60%		0.91%		1.76%		49%
Core Bond Fund
I Shares(1)
2025@	$8.72	$0.18	$0.03	$0.21	$(0.17)	$–	$–	$(0.17)	$–	#	$8.76	2.41%	$279,467	0.50%		0.57%		4.24%		24%
2024	$8.22	$0.33	$0.48	$0.81	$(0.31)	$–	$–	$(0.31)	$–	#	$8.72	9.92%	$236,382	0.50%		0.58%		3.80%		48%
2023	$8.48	$0.28	$(0.27)	$0.01	$(0.27)	$–	$–	$(0.27)	$–	#	$8.22	0.04%	$182,735	0.50%		0.62%		3.27%		19%
2022	$10.43	$0.23	$(1.95)	$(1.72)	$(0.23)	$–	$–	$(0.23)	$–	#	$8.48	(16.68)%	$145,334	0.50%		0.66%		2.48%		50%
2021	$10.61	$0.23	$(0.11)	$0.12	$(0.24)	$(0.06)	$–	$(0.30)	$–	#	$10.43	1.12%	$136,400	0.50%		0.71%		2.17%		24%
2020	$10.34	$0.26	$0.30	$0.56	$(0.29)	$–	$–	$(0.29)	$–		$10.61	5.50%	$107,887	0.50%		0.80%		2.49%		39%
Class S Shares
2025@	$8.71	$0.18	$0.02	$0.20	$(0.16)	$–	$–	$(0.16)	$–		$8.75	2.36%	$910	0.60%		0.67%		4.12%		24%
2024	$8.21	$0.32	$0.48	$0.80	$(0.30)	$–	$–	$(0.30)	$–		$8.71	9.83%	$951	0.60%		0.68%		3.69%		48%
2023	$8.48	$0.27	$(0.28)	$(0.01)	$(0.26)	$–	$–	$(0.26)	$–		$8.21	(0.18)%	$842	0.60%		0.72%		3.15%		19%
2022	$10.41	$0.22	$(1.93)	$(1.71)	$(0.22)	$–	$–	$(0.22)	$–		$8.48	(16.60)%	$883	0.60%		0.76%		2.35%		50%
2021	$10.60	$0.22	$(0.12)	$0.10	$(0.23)	$(0.06)	$–	$(0.29)	$–		$10.41	0.92%	$1,155	0.60%		0.82%		2.07%		24%
2020	$10.33	$0.25	$0.30	$0.55	$(0.28)	$–	$–	$(0.28)	$–		$10.60	5.40%	$1,093	0.60%		0.90%		2.39%		39%
Long/Short Equity Fund
I Shares
2025@	$11.69	$0.11	$0.18	$0.29	$(0.12)	$–	$–	$(0.12)	$–	#	$11.86	2.47%	$152,935	1.87	%(2)(3)(4)	1.78	%(3)(4)	1.92	%(3)(5)	47%
2024	$10.54	$0.29	$1.14	$1.43	$(0.28)	$–	$–	$(0.28)	$–	#	$11.69	13.72%	$136,005	1.85	%(2)(4)(6)	1.81	%(4)(6)	2.55	%(5)(6)	51%
2023	$11.33	$0.25	$(0.09)	$0.16	$(0.23)	$(0.72)	$–	$(0.95)	$–	#	$10.54	1.52%	$88,624	2.03	%(2)(4)(7)	2.05	%(4)	2.38	%(5)	119%
2022	$9.66	$0.05	$1.64	$1.69	$(0.02)	$–	$–	$(0.02)	$–	#	$11.33	17.55%	$66,502	2.06	%(4)(7)	2.15	%(4)	0.45	%(5)	128%
2021	$8.61	$(0.10)	$1.15	$1.05	$–	$–	$–	$–	$–	#	$9.66	12.20%	$33,305	2.28	%(4)(8)	2.65	%(4)(8)	(1.06	)%(5)(8)	97%
2020(9)	$10.00	$(0.03)	$(1.35)	$(1.38)	$–	$–	$(0.01)	$(0.01)	$–		$8.61	(13.78)%	$20,942	1.73	%(4)(10)	2.40	%(4)(10)	(0.35	)%(5)(10)	114%
Large Cap Value Fund
I Shares(1)
2025@	$18.41	$0.15	$(0.41)	$(0.26)	$(0.15)	$(1.36)	$–	$(1.51)	$–		$16.64	(1.52)%	$250,039	0.75%		0.75%		1.67%		29%
2024	$13.93	$0.24	$4.47	$4.71	$(0.23)	$–	$–	$(0.23)	$–	#	$18.41	33.92%	$234,165	0.76%		0.76%		1.43%		36%
2023	$14.29	$0.19	$0.26	$0.45	$(0.19)	$(0.62)	$–	$(0.81)	$–	#	$13.93	3.30%	$155,484	0.90	%(2)	0.81%		1.34%		37%
2022	$16.26	$0.17	$(1.21)	$(1.04)	$(0.16)	$(0.77)	$–	$(0.93)	$–	#	$14.29	(6.73)%	$137,408	0.90	%(2)	0.84%		1.15%		36%
2021	$11.22	$0.11	$5.06	$5.17	$(0.13)	$–	$–	$(0.13)	$–	#	$16.26	46.23%	$125,076	0.90%		0.90%		0.75%		24%
2020	$12.63	$0.17	$(1.17)	$(1.00)	$(0.17)	$(0.24)	$–	$(0.41)	$–		$11.22	(8.19)%	$70,842	0.90%		1.03%		1.49%		68%
Class S Shares
2025@	$18.41	$0.14	$(0.41)	$(0.27)	$(0.14)	$(1.36)	$–	$(1.50)	$–		$16.64	(1.57)%	$420	0.85%		0.85%		1.59%		29%
2024	$13.93	$0.23	$4.46	$4.69	$(0.21)	$–	$–	$(0.21)	$–		$18.41	33.79%	$489	0.86%		0.86%		1.34%		36%
2023	$14.29	$0.18	$0.25	$0.43	$(0.17)	$(0.62)	$–	$(0.79)	$–		$13.93	3.20%	$428	1.00	%(2)	0.91%		1.25%		37%
2022	$16.26	$0.16	$(1.22)	$(1.06)	$(0.14)	$(0.77)	$–	$(0.91)	$–		$14.29	(6.83)%	$419	1.00	%(2)	0.94%		1.05%		36%
2021	$11.22	$0.10	$5.06	$5.16	$(0.12)	$–	$–	$(0.12)	$–		$16.26	46.09%	$478	1.00%		1.00%		0.67%		24%
2020	$12.63	$0.16	$(1.17)	$(1.01)	$(0.16)	$(0.24)	$–	$(0.40)	$–		$11.22	(8.28)%	$312	1.00%		1.13%		1.38%		68%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year or Period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Return of Capital		Total Distributions	Redemption Fees**		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets (including waivers and reimbursements)		Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Growth Fund
I Shares(1)
2025@	$20.04	$–	$(0.58)	$(0.58)	$(0.01)	$(0.12)	$–		$(0.13)	$–	#	$19.33	(2.97)%	$218,027	0.75%		0.75%	0.02%	23%
2024	$14.31	$0.02	$5.74	$5.76	$(0.03)	$–	$–		$(0.03)	$–	#	$20.04	40.23%	$228,349	0.76%		0.76%	0.13%	44%
2023	$12.29	$0.03	$2.01	$2.04	$(0.01)	$–	$(0.01)		$(0.02)	$–	#	$14.31	16.63%	$155,288	0.90	%(2)	0.81%	0.19%	44%
2022	$19.58	$(0.02)	$(4.85)	$(4.87)	$–	$(2.42)	$–	#	$(2.42)	$–	#	$12.29	(28.36)%	$116,416	0.90	%(2)	0.87%	(0.15)%	38%
2021	$15.42	$(0.05)	$5.14	$5.09	$–	$(0.93)	$–		$(0.93)	$–	#	$19.58	34.10%	$138,704	0.90%		0.89%	(0.28)%	78%
2020	$12.89	$(0.01)	$3.22	$3.21	$– #	$(0.68)	$–		$(0.68)	$–		$15.42	25.83%	$88,825	0.90%		1.00%	(0.09)%	93%
Class S Shares
2025@	$19.92	$(0.01)	$(0.58)	$(0.59)	$–	$(0.12)	$–	#	$(0.12)	$–		$19.21	(3.03)%	$2,237	0.85%		0.85%	(0.08)%	23%
2024	$14.23	$0.01	$5.69	$5.70	$(0.01)	$–	$–	#	$(0.01)	$–		$19.92	40.06%	$2,321	0.86%		0.86%	0.03%	44%
2023	$12.23	$0.01	$2.01	$2.02	$(0.02)	$–	$–	#	$(0.02)	$–		$14.23	16.49%	$1,513	1.00	%(2)	0.91%	0.09%	44%
2022	$19.50	$(0.04)	$(4.81)	$(4.85)	$–	$(2.42)	$–	#	$(2.42)	$–		$12.23	(28.39)%	$1,163	1.00	%(2)	0.97%	(0.26)%	38%
2021	$15.38	$(0.07)	$5.12	$5.05	$–	$(0.93)	$–		$(0.93)	$–		$19.50	33.93%	$1,625	1.00%		0.99%	(0.37)%	78%
2020	$12.87	$(0.03)	$3.22	$3.19	$–	$(0.68)	$–		$(0.68)	$–		$15.38	25.71%	$1,470	1.00%		1.10%	(0.20)%	93%
Small Cap Fund
I Shares(1)
2025@	$14.04	$0.01	$(1.20)	$(1.19)	$(0.06)	$(1.07)	$–		$(1.13)	$–	#	$11.72	(9.41)%	$141,082	0.90%		0.90%	0.20%	24%
2024	$10.82	$0.05	$3.40	$3.45	$(0.08)	$(0.15)	$–		$(0.23)	$–	#	$14.04	32.20%	$152,247	0.90%		0.90%	0.40%	71%
2023	$11.30	$0.07	$(0.36)	$(0.29)	$(0.10)	$(0.09)	$–		$(0.19)	$–	#	$10.82	(2.58)%	$123,126	0.98	%(2)	0.94%	0.64%	49%
2022	$15.54	$0.03	$(2.65)	$(2.62)	$(0.03)	$(1.59)	$–		$(1.62)	$–	#	$11.30	(18.59)%	$122,389	1.05	%(2)	0.97%	0.23%	38%
2021	$10.04	$(0.05)	$5.55	$5.50	$–	$–	$–		$–	$–	#	$15.54	54.78%	$129,178	1.05%		1.02%	(0.32)%	61%
2020	$10.49	$(0.02)	$(0.43)	$(0.45)	$–	$–	$–		$–	$–		$10.04	(4.29)%	$81,052	1.05%		1.14%	(0.16)%	107%
Class S Shares
2025@	$13.97	$0.01	$(1.20)	$(1.19)	$(0.05)	$(1.07)	$–		$(1.12)	$–		$11.66	(9.43)%	$95	1.00%		1.00%	0.09%	24%
2024	$10.77	$0.04	$3.38	$3.42	$(0.07)	$(0.15)	$–		$(0.22)	$–		$13.97	32.07%	$100	1.00%		1.00%	0.27%	71%
2023	$11.25	$0.06	$(0.36)	$(0.30)	$(0.09)	$(0.09)	$–		$(0.18)	$–		$10.77	(2.69)%	$60	1.08	%(2)	1.04%	0.54%	49%
2022	$15.47	$0.01	$(2.62)	$(2.61)	$(0.02)	$(1.59)	$–		$(1.61)	$–	#	$11.25	(18.61)%	$61	1.13	%(2)	1.05%	0.06%	38%
2021	$10.01	$(0.06)	$5.52	$5.46	$–	$–	$–		$–	$–		$15.47	54.55%	$740	1.15%		1.12%	(0.43)%	61%
2020	$10.47	$(0.03)	$(0.43)	$(0.46)	$–	$–	$–		$–	$–		$10.01	(4.39)%	$403	1.15%		1.25%	(0.29)%	107%
U.S. All Cap Index Fund
I Shares
2025@	$17.60	$0.10	$(0.50)	$(0.40)	$(0.11)	$(0.27)	$–		$(0.38)	$–	#	$16.82	(2.41)%	$205,090	0.25%		0.49%	1.09%	14%
2024	$12.80	$0.19	$4.89	$5.08	$(0.19)	$(0.09)	$–		$(0.28)	$–	#	$17.60	39.93%	$188,056	0.25%		0.43%	1.20%	3%
2023	$11.84	$0.18	$0.97	$1.15	$(0.18)	$(0.01)	$–		$(0.19)	$–	#	$12.80	9.68%	$104,049	0.25%		0.60%	1.42%	8%
2022	$14.76	$0.16	$(2.85)	$(2.69)	$(0.15)	$(0.08)	$–		$(0.23)	$–	#	$11.84	(18.39)%	$64,355	0.25%		0.60%	1.24%	4%
2021	$10.18	$0.15	$4.57	$4.72	$(0.14)	$–	$–		$(0.14)	$–		$14.76	46.61%	$40,493	0.25%		0.96%	1.12%	5%
2020(11)	$10.00	$0.12	$0.17	$0.29	$(0.11)	$–	$–		$(0.11)	$–		$10.18	3.08%	$15,989	0.25%		1.78%	1.52%	8%
Real Estate Fund##
I Shares
2025@	$8.67	$0.08	$(0.53)	$(0.45)	$(0.15)	$–	$–		$(0.15)	$–		$8.07	(5.24)%	$148,910	1.00	%(2)	0.96%	2.03%	37%
2024	$6.78	$0.17	$1.89	$2.06	$(0.15)	$–	$(0.02)		$(0.17)	$–		$8.67	30.53%	$152,182	1.00%		1.03%	2.10%	114%
2023	$8.29	$0.14	$(0.80)	$(0.66)	$(0.18)	$(0.65)	$(0.02)		$(0.85)	$–		$6.78	(8.90)%	$118,750	1.00%		1.05%	1.75%	88%
2022	$11.97	$0.09	$(1.49)	$(1.40)	$(0.15)	$(2.13)	$–		$(2.28)	$–	#	$8.29	(15.77)%	$120,537	1.00%		1.07%	0.94%	132%
2021	$8.88	$0.10	$3.35	$3.45	$(0.17)	$(0.19)	$–		$(0.36)	$–		$11.97	39.65%	$119,877	1.00%		1.16%	0.94%	231%
2020	$10.33	$0.13	$(1.34)	$(1.21)	$(0.19)	$(0.05)	$–		$(0.24)	$–		$8.88	(11.74)%	$80,527	1.00%		1.45%	1.42%	232%
International Equity Fund
I Shares(1)
2025@	$12.76	$0.12	$0.77	$0.89	$(0.14)	$–	$–		$(0.14)	$–		$13.51	7.05%	$217,743	1.10	%(2)	1.07%	1.87%	23%
2024	$10.50	$0.24	$2.28	$2.52	$(0.26)	$–	$–		$(0.26)	$–	#	$12.76	24.06%	$196,056	1.10	%(2)	1.08%	1.95%	39%
2023	$9.58	$0.22	$0.89	$1.11	$(0.19)	$–	$–		$(0.19)	$–	#	$10.50	11.49%	$149,143	1.10%		1.13%	1.95%	47%
2022	$14.58	$0.27	$(3.85)	$(3.58)	$(0.27)	$(1.15)	$–	#	$(1.42)	$–		$9.58	(26.80)%	$122,313	1.10%		1.16%	2.34%	50%
2021	$11.05	$0.17	$3.50	$3.67	$(0.14)	$–	$–		$(0.14)	$–	#	$14.58	33.26%	$150,545	1.10%		1.21%	1.21%	55%
2020	$11.20	$0.15	$(0.14)	$0.01	$(0.12)	$–	$(0.04)		$(0.16)	$–		$11.05	0.20%	$87,281	1.10%		1.33%	1.37%	47%
Class S Shares
2025@	$12.72	$0.11	$0.76	$0.87	$(0.13)	$–	$–		$(0.13)	$–		$13.46	6.94%	$139	1.20	%(2)	1.17%	1.74%	23%
2024	$10.46	$0.19	$2.31	$2.50	$(0.24)	$–	$–		$(0.24)	$–		$12.72	24.02%	$128	1.20	%(2)	1.18%	1.58%	39%
2023	$9.55	$0.20	$0.89	$1.09	$(0.18)	$–	$–		$(0.18)	$–		$10.46	11.32%	$163	1.20%		1.23%	1.84%	47%
2022	$14.54	$0.27	$(3.85)	$(3.58)	$(0.26)	$(1.15)	$–	#	$(1.41)	$–		$9.55	(26.88)%	$143	1.20%		1.26%	2.32%	50%
2021	$11.02	$0.16	$3.49	$3.65	$(0.13)	$–	$–		$(0.13)	$–		$14.54	33.16%	$108	1.20%		1.31%	1.14%	55%
2020	$11.18	$0.15	$(0.16)	$(0.01)	$(0.11)	$–	$(0.04)		$(0.15)	$–		$11.02	–%	$62	1.20%		1.42%	1.39%	47%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year or Period

*	Per share data calculated using average shares method.

**	See Note 2 in the Notes to Financial Statements.

†	Total return and portfolio turnover rate are for the period indicated and have not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

#	Amount is less than $0.005.

##	Effective July 20, 2020, Global Real Estate Fund was renamed as Real Estate Fund.

@	For the six-months or period ended April 30, 2025, (Unaudited). All ratios for the period have been annualized.

(1)	Effective February 25, 2021, Investor Shares Class were converted to I Shares Class of the Fund.

(2)	Ratios include previously waived investment advisory fees recovered.

(3)	The expense ratio includes dividend expense. Had this expense been excluded the ratios would have been 1.50%, 1.41%, and 2.29%.

(4)	The fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(5)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.

(6)	The expense ratio includes dividend expense. Had this expense been excluded the ratios would have been 1.50%, 1.46%, and 2.90%.

(7)	The expense ratio includes dividend expense. Had this expense been excluded the ratios would have been 1.50%.

(8)	The expense ratio includes dividend and interest expense. Had this expense been excluded the ratios would have been 1.50%, 1.86%, and (1.85)%.

(9)	Commenced operations on December 2, 2019. All ratios for the period have been annualized.

(10)	The expense ratio includes dividend expense. Had this expense been excluded the ratios would have been 1.50%, 2.17%, and (0.58)%.

(11)	Commenced operations on December 31, 2019. All ratios for the period have been annualized.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS APRIL 30, 2025 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.  Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 46 funds. The financial statements herein are those of the Knights of Columbus Limited Duration Fund (the “Limited Duration Fund”), the Knights of Columbus Core Bond Fund (the “Core Bond Fund”), the Knights of Columbus Long/Short Equity Fund (the “Long/Short Equity Fund”), the Knights of Columbus Large Cap Value Fund (the “Large Cap Value Fund”), the Knights of Columbus Large Cap Growth Fund (the “Large Cap Growth Fund”), the Knights of Columbus Small Cap Fund (the “Small Cap Fund”), the Knights of Columbus U.S. All Cap Index Fund (the “U.S. All Cap Index Fund”), the Knights of Columbus Real Estate Fund (the “Real Estate Fund”) and the Knights of Columbus International Equity Fund (the “International Equity Fund”) (collectively the “Funds,” individually a “Fund”), each of which is a diversified Fund, except the Large Cap Growth Fund and the Real Estate Fund, which are non-diversified Funds. The investment objective of the Limited Duration Fund and Core Bond Fund is to seek current income and capital preservation. The investment objective of the Long/Short Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund and International Equity Fund is to seek long-term capital appreciation. The investment objective of the Real Estate Fund is to seek current income and capital appreciation. The U.S. All Cap Index Fund seeks investment results to the performance of an index that measures the investment return of the broad U.S. stock market, excluding companies whose policies and practices are inconsistent with the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (the “USCCB Guidelines”). The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Effective February 25, 2021, Investor Shares Class were converted to I Shares Class of the Funds. After the Conversion Date, Investor Shares will no longer be offered by the Funds, and were terminated as a separately designated class of the Funds.

2.  Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are investment companies and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS APRIL 30, 2025 (Unaudited)

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value DS procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called.

The Funds use Intercontinental Exchange Data Pricing & Reference Data, LLC (“ICE”) as a third party fair valuation vendor when the fair value trigger is met. ICE provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value theirs non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in the corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For details of investment classifications, reference the Schedule of Investments.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely- than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS APRIL 30, 2025 (Unaudited)

As of and during the period ended April 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Taxes — The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. For the period ended April 30, 2025, the International Equity Fund accrued foreign tax in the amount of $584,617 as shown on the Statements of Assets and Liabilities.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Options Written/Purchased — The Long/Short Equity Fund invested in financial options contracts to add return or to hedge their existing portfolio securities. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

For the period ended April 30, 2025, the quarterly average balances of options held by the Long/Short Equity Fund was as follows:

Average Quarterly Market Value Balance Long	$587,540
Average Quarterly Market Value Balance Short	$—

Securities Sold Short — Consistent with Long/Short Equity Fund’s investment objectives, the Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS APRIL 30, 2025 (Unaudited)

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund’s short positions. As of April 30, 2025, the Long/Short Equity Fund had open short positions as disclosed in the Fund’s Schedule of Investments.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense on securities sold short. For the period ended April 30, 2025, the Fund earned rebate income of $1,208,823, which is included in interest income on the Statements of Operations. In addition, the Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividend expense on securities sold short and recognized as “dividend expense” on the Statements of Operations.

Short sales are collateralized by cash deposits with the prime broker, Wells Fargo Bank, N.A., and pledged securities held at the custodian, Brown Brothers Harriman & Co. The collateral required is determined daily by reference to the market value on short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis and is charged an interest expense at the benchmark rate as defined in the prime brokerage agreement plus 150 basis points on the amount of any shortfall in the required cash margin. During the period, the benchmark rate consisted of a blended rate of the U.S. Overnight Bank Funding Rate and a predetermined spread rate. For the period ended April 30, 2025, the Fund did not incur any interest expense. In the event the Fund has excess cash collateral, the Fund receives interest income as defined in the prime brokerage agreement. During the period, the Fund had positive effective balance and earned daily income based on the benchmark rate. The blended rate included the U.S. Overnight Bank Funding Rate minus 45 basis points. For the period ended April 30, 2025, the Fund earned interest income of $113,595, which is included in interest income on the Statements of Operations.

Swap Contracts — The Long/Short Equity Fund and the U.S. All Cap Index Fund are authorized to enter into swap contracts, including total return swaps and equity swaps contracts. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument — which may be a single asset, a pool of assets or an index of assets — during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedule of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Fund’s custodian.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Fund in the future, or requires increased fees, which could impair the Fund’s ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Fund’s ability to use leverage and reduce investment returns. In addition, if the Fund cannot locate a counterparty willing to enter into transactions with the Fund, it will not be able to implement its investment strategy. During the period ended April 30, 2025, the Funds’ swap agreements were with one counterparty, Wells Fargo Bank, N.A.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS APRIL 30, 2025 (Unaudited)

For the period ended April 30, 2025, only the U.S. All Cap Index Fund employed total returns swaps. The quarterly average balances of swap contracts held by the Fund was as follows:

Average Quarterly Market Value Balance Long	$6,408,340
Average Quarterly Market Value Balance Short	$6,299,162

Cash — Idle cash may be swept into various time deposit accounts and money market sweep accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Expenses of the Trust that can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Investments in REITs — Dividend income from Real Estate Investment Trusts (“REIT”) is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Redemption Fees — The Limited Duration Fund, Core Bond Fund, Long/Short Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund, U.S. All Cap Index Fund, Real Estate Fund and International Equity Fund retain a redemption fee of 2.00% on redemptions of capital shares held for less than thirty days. For the period ended April 30, 2025, the Funds retained fees of $11,576, $14,053, $11,340, $9,381, $9,889, $3,890, $2,938, $2,316 and $3,867, respectively. For the year ended October 31, 2024, the Funds retained fees of $1,667, $885, $4,903, $7,504, $3,334, $2,368, $23,929, $4,617 and $4,732, respectively. Such fees are retained by the Funds for the benefit of the remaining shareholders and are recorded as additions to fund capital.

3.  Derivative Transactions:

The following table shows the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments as of April 30, 2025 was as follows:

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities	Fair Value		Statements of Assets and Liabilities	Fair Value
Knights of Columbus Long/Short Equity Fund
Equity contracts	Investments, at value**	$555,452		Options and Swaptions written, at value	$–

Total Derivatives not accounted for as hedging instruments		$555,452			$–
Knights of Columbus U.S. All Cap Index Fund
Equity contracts	Unrealized appreciation on swap contracts	$174,672	†	Unrealized depreciation on swap contracts	$–	†

Total Derivatives not accounted for as hedging instruments		$174,672			$–

**	Includes purchased options and/or swaptions.

†	Includes cumulative appreciation (depreciation) of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets and Liabilities for swap contracts that have paid premiums..

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS APRIL 30, 2025 (Unaudited)

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2025.

Amount of realized gain or (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Long/Short Equity Fund
Equity contracts	$1,471,830	$—	$—	$—	$—	$1,471,830
Total	$1,471,830	$—	$—	$—	$—	$1,471,830

U.S. All Cap Index Fund
Equity contracts	$—	$—	$—	$—	$(285,846)	$(285,846)
Total	$—	$—	$—	$—	$(285,846)	$(285,846)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Long/Short Equity Fund
Equity contracts	$(822,329)	$—	$—	$—	$—	$(822,329)
Total	$(822,329)	$—	$—	$—	$–	$(822,329)

U.S. All Cap Index Fund
Equity contracts	$—	$—	$—	$—	$144,186	$144,186
Total	$—	$—	$—	$—	$144,186	$144,186

4.  Offsetting Assets and Liabilities:

The Funds are required to disclose the impact of offsetting assets and liabilities represented in the Statements of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Fund to another party are determinable, the Fund has the right to set off the amounts owed with the amounts owed by the other party, the Fund intends to set off, and the Fund’s right of setoff is enforceable at law.

The International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and effect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to Over-the-Counter (“OTC”) transactions, the Long/Short Equity Fund and the U.S. All Cap Index Fund have entered into master netting arrangements, established within the Funds’ ISDA Master Agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA Master Agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting marked-to-market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its respective counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS APRIL 30, 2025 (Unaudited)

The following is a summary by counterparty of the market value of swap agreements and collateral (received)/pledged for the U.S. All Cap Index Fund as of April 30, 2025:

			Gross Amounts not offset in the Statements of Assets and Liabilities
Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral (Received)Pledged (1)	Net Amount(2)
$174,672	$—	$174,672	$(174,672)	$—	$—

Gross Amounts not offset in the Statements of Assets and Liabilities
Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral (Received)Pledged(1)	Net Amount(2)
$—	$—	$—	$—	$—	$—

(1)	Excess collateral pledged is not shown for financial reporting purposes.

(2)	Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

The following is a summary by counterparty of the market value of purchased option agreements and collateral (received)/pledged for the Long/Short Equity Fund as of April 30, 2025:

			Gross Amounts not offset in the Statements of Assets and Liabilities
Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral (Received)Pledged (1)	Net Amount(2)
$555,452	$—	$555,452	$(555,452)	$—	$—

Gross Amounts not offset in the Statements of Assets and Liabilities
Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral (Received)Pledged (1)	Net Amount(2)
$—	$—	$—	$—	$—	$—

(1)	Excess collateral pledged is not shown for financial reporting purposes.

(2)	Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

5.  Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

For the period ended April 30, 2025, the Funds were charged the following for these services, as shown on the Statements of Operations:

CCO Fees
Limited Duration Fund	$2,636
Core Bond Fund	3,603
Long/Short Equity Fund	2,076
Large Cap Value Fund	3,519
Large Cap Growth Fund	3,447
Small Cap Fund	2,255
U.S. All Cap Index Fund	2,833
Real Estate Fund	2,128
International Equity Fund	2,841

6.  Administration, Distribution, Shareholder Servicing, Transfer Agent and Custody Agreements:

The Funds and SEI Investments Global Fund Services (the “Administrator”) are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS APRIL 30, 2025 (Unaudited)

For the period ended April 30, 2025, the Funds were charged the following for these services, as shown on the Statements of Operations:

Administration Fees
Limited Duration Fund	$52,399
Core Bond Fund	71,725
Long/Short Equity Fund	40,957
Large Cap Value Fund	69,384
Large Cap Growth Fund	65,886
Small Cap Fund	42,526
U.S. All Cap Index Fund	55,161
Real Estate Fund	41,422
International Equity Fund	56,447

The Trust and the Distribution are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Funds have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.20% based on the average daily net assets of the Funds’ Class S Shares. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Funds’ shareholders.

For the period ended April 30, 2025, the Funds were charged the following for these services, as shown on the Statements of Operations:

Shareholder Servicing Fees
Limited Duration Fund	$35
Core Bond Fund	458
Large Cap Value Fund	228
Large Cap Growth Fund	1,185
Small Cap Fund	50
International Equity Fund	66

For the period ended April 30, 2025, the Funds were charged the following rates for these services:

Class S Shares
Limited Duration Fund	0.10%
Core Bond Fund	0.10%
Long/Short Equity Fund	N/A
Large Cap Fund	0.10%
Large Cap Growth Fund	0.10%
Small Cap Fund	0.10%
U.S. All Cap Index Fund	N/A
Real Estate Fund	N/A
International Equity Fund	0.10%

SS&C Global Investor & Distribution Solutions, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

For the period ended April 30, 2025, the Funds were charged the following for these services, as shown on the Statements of Operations:

Transfer Agent Fees
Limited Duration Fund	$ 20,040
Core Bond Fund	22,848
Long/Short Equity Fund	13,276
Large Cap Value Fund	22,532
Large Cap Growth Fund	22,407
Small Cap Fund	18,531
U.S. All Cap Index Fund	15,907
Real Estate Fund	14,305
International Equity Fund	20,626

Brown Brothers Harriman & Co. serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS APRIL 30, 2025 (Unaudited)

For the period ended April 30, 2025, the Funds were charged the following for these services, as shown on the Statements of Operations:

Custodian Fees
Limited Duration Fund	$ 2,193
Core Bond Fund	3,972
Long/Short Equity Fund	3,486
Large Cap Value Fund	1,790
Large Cap Growth Fund	1,713
Small Cap Fund	3,471
U.S. All Cap Index Fund	58,128
Real Estate Fund	2,286
International Equity Fund	14,817

7.  Investment Advisory Agreements and Sub-advisory Agreements:

Under the terms of the Advisory Agreement, the Adviser provides investment advisory services to the Limited Duration Fund, Core Bond Fund, Long/Short Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund, U.S. All Cap Index Fund, Real Estate Fund and International Equity Fund at 0.40%, 0.40%, 1.25%, 0.60%, 0.60%, 0.73%, 0.20%, 0.80%, and 0.90%, respectively, of each Fund’s average daily net assets. As of April 30, 2025 the fees for these services were $372,697, $510,175, $910,371, $740,285, $702,962, $548,216, $196,180, $589,225 and $903,348 for the Limited Duration Fund, Core Bond Fund, Long/Short Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund, U.S. All Cap Index Fund, Real Estate Fund and International Equity Fund, respectively.

Effective May 7, 2024, the management fee for the Real Estate Fund decreased from 0.85% to 0.80% of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, non-routine expenses and any class-specific expenses (including distribution and/or service (12b-1) fees and shareholder servicing fees) (collectively, “excluded expenses”)) for I Shares and Class S Shares from exceeding certain levels as set forth below until February 28, 2025 (each, a “contractual expense limit”). Refer to Note 1 for the details regarding the termination of the Investor Shares during the period. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2025. Accordingly, the contractual expense limitations for the Limited Duration Fund, Core Bond Fund, Long/Short Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund, U.S. All Cap Index Fund, Real Estate Fund, and International Equity Fund are 0.50%, 0.50%, 1.50%, 0.90%, 0.90%, 1.05%, 0.25%, 1.00%, and 1.10%, respectively. As of April 30, 2025 the fees waived were $78,799, $87,450, $17,588, $194,671 and $10,406 for the Limited Duration Fund, Core Bond Fund, Long/Short Equity Fund, U.S. All Cap Index Fund and International Equity Fund, respectively.

In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and the expense caps listed above to recapture all or a portion of its prior fee reductions or reimbursements made during the preceding three-year period. For the period ended April 30, 2025, the Adviser recaptured previously waived fees in Long/Short Equity Fund, Real Estate Fund and International Equity Fund of $80,414, $27,170 and $35,497, respectively, as shown on the Statements of Operations.

As of April 30, 2025, fees previously waived and reimbursed by the Adviser which may be subject to possible future recapture are as follows:

Fiscal Year	Subject to Repayment until April 30:	Limited Duration Fund	Core Bond Fund	Long/Short Equity Fund	U.S. All Cap Index Fund	Real Estate Fund	International Equity Fund
2023	2026	$226,632	$233,763	$47,189	$206,516	$85,672	$72,289
2024	2027	164,254	174,318	–	324,780	45,873	11,201
2025	2028	156,377	172,816	–	269,206	–	–
	Total	$547,263	$580,897	$47,189	$800,502	$131,545	$83,490

The Trust and the Adviser have entered into an investment advisory agreement dated February 26, 2015, as amended (the “Advisory Agreement”), with respect to the Funds. Under the Advisory Agreement, the Adviser serves as the investment adviser and makes investment decisions for each Fund and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by, the Board.

L2 Asset Management, LLC (“L2”) and the Adviser have entered into an investment subadvisory agreement, dated September 10, 2019 (the “L2 Subadvisory Agreement”). Under the terms of the L2 Subadvisory Agreement, L2 serves as the investment subadviser for the Long/Short Equity Fund and U.S. All Cap Index Fund (the "L2 Subadvised Funds"), makes investment decisions for the L2 Subadvised Funds, and administers the investment program of the L2 Subadvised Funds, subject to the supervision of, and policies established by, the Adviser and the Board.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS APRIL 30, 2025 (Unaudited)

Ranger Global Real Estate Advisors, LLC (“Ranger”) and the Adviser entered into an investment subadvisory agreement, dated July 24, 2019. As a result of a change-in-control of Ranger, an interim subadvisory agreement was signed on October 26, 2021. On February 15, 2022, a shareholder meeting was held whereby the shareholders of the Real Estate Fund voted to approve a new investment subadvisory agreement (the “Ranger Subadvisory Agreement”), which was entered into on that date. Under the terms of the Ranger Subadvisory Agreement, Ranger serves as the investment subadviser for the Real Estate Fund (the “Ranger Subadvised Fund), makes investment decisions for the Ranger Subadvised Fund, and administers the investment program of the Ranger Subadvised Fund, subject to the supervision of, and policies established by, the Adviser and the Board. The Ranger Subadvisory Agreement was terminated effective as of May 7, 2024.

For the services provided pursuant to the L2 Subadvisory Agreement and the Ranger Subadvisory Agreement, each of L2 and Ranger, respectively, received an annual fee from the Adviser at the following annual rates based on the average daily net assets of each L2 Subadvised Fund and the Ranger Subadvised Fund, respectively.

Sub-Adviser Fee Rate
Long/Short Equity Fund	0.25%
U.S. All Cap Index Fund	0.10% on the first $50 million of Fund assets
0.05% on the next $50 million of Fund assets
0.03% on the next $200 million of Fund assets
0.02% on Fund assets over %300 million*
Real Estate Fund	0.60%

*	Prior to December 1, 2024, the sub-advisory fee for the U.S. All Cap Index Fund was 0.10% of the average daily net assets of the Fund.

8.  Investment Transactions:

For the period ended April 30, 2025, the Funds made purchases and sales of investment securities other than short-term securities and in-kind transactions as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales and Maturities
Limited Duration Fund	$44,205,795	$24,909,687	$21,466,055	$24,518,199
Core Bond Fund	50,202,156	12,139,819	45,151,700	46,759,850
Long/Short Equity Fund	65,879,132	48,776,688	–	–
Large Cap Value Fund	85,359,434	71,266,294	–	–
Large Cap Growth Fund	52,338,517	56,234,864	–	–
Small Cap Fund	40,299,161	36,064,909	–	–
U.S. All Cap Index Fund	52,759,796	26,287,613	–	–
Real Estate Fund	59,179,246	53,988,611	–	–
International Equity Fund	47,930,254	44,994,581	–	–

The Long/Short Equity Fund included cost of purchases to cover securities sold short and the proceeds from securities sold short in the amounts of $95,634,637 and $105,629,437, respectively, for the period ended April 30, 2025.

9.  Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. The permanent differences are primarily related to partnership adjustments, short sale dividends, passive foreign investment companies, swaps, REITS income reclassification to capital gain, distribution reclassification, foreign currency gain/loss and paydown gain/loss reclassification. Certain permanent differences are charged or credited to distributable earnings or paid in capital as appropriate, in the period that the differences arise.

The Real Estate Fund has a tax year that ends on December 31. The following tax disclosures are representative as of October 31, 2024, except for the permanent reclassification and components of distributable earnings (accumulated losses), which are as of December 31, 2023. Accordingly, the disclosures are for informational use by shareholders and are subject to change attributable to activity through the end of the tax year-ending December 31, 2024.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS APRIL 30, 2025 (Unaudited)

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	TOTAL
Limited Duration Fund
2024	$7,276,353	$—	$—	$7,276,353
2023	4,050,176	—	—	4,050,176
Core Bond Fund
2024	7,836,014	—	—	7,836,014
2023	5,342,247	—	—	5,342,247
Long/Short Equity Fund
2024	2,889,430	—	—	2,889,430
2023	4,704,667	1,505,129	—	6,209,796
Large Cap Value Fund
2024	2,738,448	—	—	2,738,448
2023	1,961,441	6,047,827	—	8,009,268
Large Cap Growth Fund
2024	277,694	7,008	—	284,702
2023	183,094	—	52,043	235,137
Small Cap Fund
2024	637,970	2,105,076	—	2,743,046
2023	852,400	1,261,533	—	2,113,933
U.S. All Cap Index Fund
2024	2,097,385	465,282	—	2,562,667
2023	1,203,826	46,046	—	1,249,872
Real Estate Fund(1)
2024	3,044,632	—	—	3,044,632
2023	10,896,468	1,836,547	272,941	13,005,956
International Equity Fund
2024	3,888,713	—	—	3,888,713
2023	2,583,744	—	—	2,583,744

(1)	The Real Estate Fund has a tax year end of December 31.

As of October 31, 2024, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Limited Duration Fund	$764,883	$—	$(4,455,566)	$782,808	$(6)	$(2,907,881)
Core Bond Fund	830,384	—	(8,884,953)	(14,165,806)	—	(22,220,375)
Long/Short Equity Fund	171,511	—	(5,232,346)	17,930,925	(17)	12,870,073
Large Cap Value Fund	1,394,698	16,425,116	—	50,502,416	1	68,322,231
Large Cap Growth Fund	—	1,348,022	—	76,392,280	4	77,740,306
Small Cap Fund	—	11,527,564	—	28,787,276	(3)	40,314,837
U.S. All Cap Index Fund	1,699,419	1,325,841	—	41,109,081	(4,071)	44,130,270
Real Estate Fund(1)	—	—	(18,087,771)	(7,627,635)	1	(25,715,405)
International Equity Fund	1,536,302	—	(14,341,752)	31,698,671	2	18,893,223

(1)	The Real Estate Fund has a tax year end of December 31.

The Funds have capital losses carried forward as follows:

	Short-Term Loss	Long-Term Loss	Total
Limited Duration Fund	$898,864	$3,556,702	$4,455,566
Core Bond Fund	1,921,283	6,963,670	8,884,953
Long/Short Equity Fund	5,232,346	—	5,232,346

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS APRIL 30, 2025 (Unaudited)

	Short-Term Loss	Long-Term Loss	Total
Real Estate Fund	$—	$18,087,771	$18,087,771
International Equity Fund	2,541,148	11,800,604	14,341,752

During the year ended October 31, 2024, the International Equity Fund utilized $2,211,598 in long-term capital loss carryfowards to offset capital gains.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to investments in passive foreign investment companies and deferred losses from wash sale transactions. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (including Foreign Currency) by the Fund at April 30, 2025, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Limited Duration Fund	$194,289,662	$1,899,511	$(370,871)	$1,528,640
Core Bond Fund	282,985,702	805,244	(14,503,392)	(13,698,148)
Long/Short Equity Fund	108,029,962	12,711,935	(5,241,363)	7,470,572
Large Cap Value Fund	199,313,344	44,032,763	(7,193,350)	36,839,413
Large Cap Growth Fund	145,438,766	70,646,442	(4,703,059)	65,943,383
Small Cap Fund	126,818,750	19,075,745	(10,164,229)	8,911,516
U.S. All Cap Index Fund	168,327,121	40,640,600	(9,207,328)	31,433,272
Real Estate Fund	143,395,842	8,394,034	(5,726,871)	2,667,163
International Equity Fund	167,438,009	45,639,728	(4,001,392)	41,638,336

10.  Concentration of Risks:

As with all mutual funds, there is no guarantee that the Funds will achieve their investment objectives. You could lose money by investing in the Funds. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The principal risk factors affecting shareholders’ investments in the Funds are set forth below.

Market Risk (All Funds) — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. A Fund's NAV per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, social, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any public health emergencies (such as the spread of infectious diseases, epidemics, and pandemics), natural disasters and other similar events, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund's performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Catholic Values Investing Risk (All Funds) — Each Fund considers the USCCB Guidelines in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the USCCB Guidelines. This means that a Fund may underperform other similar mutual funds that do not consider the USCCB Guidelines when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by any Fund’s investment process will align (or be perceived to align) fully with all of the principles contained in the USCCB Guidelines. The process of screening out companies and maintaining the Restricted Securities List that is based on criteria set forth in the USCCB Guidelines relies in part on third-party information or data that may be inaccurate, unavailable or outdated, which could cause a Fund to inadvertently hold securities of companies that conflict with the USCCB Guidelines. For example, to the extent there are changes to the USCCB Guidelines, there could be a significant delay before the changes are fully incorporated into the screening process and reflected in the Restricted Securities List. This may cause a Fund to be invested for a period of time in companies that conflict with the USCCB Guidelines. Although each Fund’s investment approach seeks to identify and screen out companies that are inconsistent with the USCCB Guidelines, investors may differ in their views of what companies fit within this category of investments. As a result, to the extent an investor intends to invest in a manner consistent with the investor’s interpretation of the USCCB Guidelines, an investment in a Fund may fail to achieve such objective.

Large Purchase and Redemption Risk (All Funds) – Large purchases or redemptions of a Fund’s shares may affect such Fund, since the Fund may be required to sell portfolio securities if it experiences redemptions, and the Fund will need to invest additional cash that it receives. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund management or performance to the extent a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The investment managers are committed to minimizing the impact of such transactions on a Fund, and may seek to effect the transactions in-kind, to the extent consistent with pursuing the investment objective of such Fund.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS APRIL 30, 2025 (Unaudited)

Active Management Risk (Core Bond Fund, Limited Duration Fund, Large Cap Growth Fund, Large Cap Value Fund, Small Cap Fund, International Equity Fund, Long/Short Equity Fund, Real Estate Fund) – The Funds are actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing a Fund to lose value or fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active and frequent trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active and frequent trading may result in higher brokerage costs or mark-up charges and tax costs, which are ultimately passed on to shareholders of a Fund. Active and frequent trading may also result in adverse tax consequences.

Equity Risk (Large Cap Growth Fund, Large Cap Value Fund, Small Cap Fund, International Equity Fund, Long/Short Equity Fund, U.S. All Cap Index Fund and Real Estate Fund) – Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock, convertible securities, depositary receipts and shares of real estate investment trusts ("REITs"). Common stock represents an equity or ownership interest in an issuer. Preferred stock provides a fixed dividend that is paid before any dividends are paid to common stockholders, and which takes precedence over common stock in the event of a liquidation. Like common stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy any of the voting rights of common stockholders. Also, unlike common stock, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time, sometimes rapidly or unpredictability. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a Fund invests will cause the Fund’s net asset value (“NAV”) to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations. Depositary receipts and REITs are discussed elsewhere in this section.

Large-Capitalization Company Risk (Large Cap Growth Fund, Large Cap Value Fund, Long/Short Equity Fund, U.S. All Cap Index Fund and Real Estate Fund) – The large-capitalization companies in which the Fund invests may not respond as quickly as smaller companies to competitive challenges, and their growth rates may lag the growth rates of well-managed smaller companies during strong economic periods.

Quantitative Investing Risk (Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund and International Equity Fund) — There is no guarantee that the use of quantitative models, algorithms, methods or other similar techniques, and the investments selected based on such techniques, will perform as expected, produce the desired results or enable a Fund to achieve its investment objective. A Fund may be adversely affected by imperfections, errors or limitations in construction and implementation (for example, limitations in a model, proprietary or third-party data imprecision or unavailability, software or other technology malfunctions, or programming inaccuracies) and the Adviser’s ability to monitor and timely adjust the metrics or update the data or features underlying the model, algorithm or other similar analytical tools (“quantitative tools”). A Fund may also be adversely affected by the Adviser’s ability to make accurate qualitative judgments regarding the quantitative tool’s output or operational complications relating to any quantitative tool. Thus, a Fund is subject to the risk that any quantitative tools used by the Adviser will not be successful as to, for example, selecting or weighting investment positions, and that these tools may not perform as expected.

Investment Style Risk (Large Cap Growth Fund, Large Cap Value Fund and Long/Short Equity Fund) – The Adviser’s growth investment style may increase the risks of investing in the Fund. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly when it appears that those expectations will not be met. In addition, a growth investing style may go in and out of favor over time, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

Portfolio Turnover Risk (Large Cap Growth Fund, Long/Short Equity Fund and Real Estate Fund) — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Fixed Income Risk (Limited Duration Fund and Core Bond Fund) – The market values of fixed income investments change in response to interest rate changes and other factors. Interest rates may change as a result of a variety of factors, and the change may be sudden and significant, with unpredictable impacts on the financial markets and a Fund’s investments. During periods of rising interest rates, the values of outstanding fixed income securities generally decrease. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market value fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or “called”) by the issuer prior to maturity, and during periods of rising interest rates, certain debt obligations with low interest rates may be extended beyond maturity.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS APRIL 30, 2025 (Unaudited)

A rise in interest rates may also increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Funds. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these market conditions, a Fund’s value may fluctuate and/or a Fund may experience increased redemptions from shareholders, which may impact a Fund’s liquidity or force a Fund to sell securities at reduced prices or under unfavorable conditions, therefore reducing the value of the Fund. Very low or negative interest rates may prevent a Fund from generating positive returns and may increase the risk that if followed by rising interest rates the Fund’s performance will be negatively impacted.

In addition to these risks, fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest.

Interest Rate Risk (Limited Duration Fund and Core Bond Fund) – As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities and lower credit qualities) and the Fund’s share price to fall. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund.

Small- and Mid- Capitalization Company Risk (U.S. Small Cap Index Fund and Real Estate Fund) — The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Real Estate Investment Trusts Risk (U.S. All Cap Index Fund and Real Estate Fund) — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, as discussed elsewhere in this section. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

Sector Emphasis Risk (Long/Short Equity Fund and Real Estate Fund) — The securities of companies in the same business sector, if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.

Credit Risk (Limited Duration Fund and Core Bond Fund) — The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

Non-Diversified Risk (Large Cap Growth Fund and Real Estate Fund) — Each Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, each Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Liquidity Risk (Limited Duration Fund and Core Bond Fund) — Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Mortgage-Backed and Asset-Backed Securities Risk (Limited Duration Fund and Core Bond Fund) — Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage re-financings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS APRIL 30, 2025 (Unaudited)

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Municipal Bonds Risk (Limited Duration Fund and Core Bond Fund) — Municipal bonds are fixed income securities issued by state or local governments or their agencies to finance capital expenditures and operations. The obligation to pay principal and interest on municipal bonds may be a general obligation of the state or local government or may be supported only by an agency or a particular source of revenues. Therefore, municipal bonds vary in credit quality. Municipal bonds, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal bonds, to pay interest and principal on municipal bonds. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal bonds to repay principal and to make interest payments. Any changes in the financial condition of municipal issuers may also adversely affect the value of a Fund’s securities.

Prepayment and Extension Risk (Limited Duration Fund and Core Bond Fund) — When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

High Yield Bond Risk (Limited Duration Fund and Core Bond Fund) – High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. In particular, lower-quality high yield bonds (rated CCC, CC, C, or unrated securities judged to be of comparable quality) are subject to a greater degree of credit risk than higher-quality high yield bonds and may be near default. High yield bonds rated D are in default. Market developments and the financial and business conditions of the issuers of these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities.

Derivatives Risk (Long/Short Equity Fund and U.S. All Cap Index Fund) — The Funds’ use of options and swaps is subject to derivatives risk. Derivatives are often more volatile than other investments and may magnify the Fund’s gains or losses. There are various factors that affect the Fund’s ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. Additionally, some derivative instruments are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Moreover, regulation relating to the Fund’s use of derivatives and related instruments, including Rule 18f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Options. Options involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). If the Fund writes a “covered” call option (i.e., a call option on a security in which the Fund holds a long position), the Fund may not participate fully in a rise in market value of the underlying security. Over-the-counter options also involve counterparty solvency risk.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS APRIL 30, 2025 (Unaudited)

Swaps. In a swap transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty risk and valuation risk. Swaps may also be classified as illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Foreign/Emerging Markets Securities Risk (International Equity Fund) – Investments in securities of foreign companies (including direct investments as well as investments through depositary receipts) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the Fund's portfolio. Additionally, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in the Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses. These risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The Fund may invest in unsponsored American Depositary Receipts (“ADRs”), which are issued by one or more depositaries without a formal agreement with the company that issues the underlying securities. Holders of unsponsored ADRs generally bear all the costs thereof, and the depositaries of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the issuers of the underlying securities or to pass through voting rights with respect to the underlying securities. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the ADRs.

Small-Capitalization Company Risk (Small Cap Fund) — The small-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Real Estate Sector Risk (Real Estate Fund) — Securities of companies principally engaged in the real estate sector may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; and (ix) changes in interest rates and quality of credit extended. In addition, the performance of the economy in each of the regions and countries in which the real estate owned by a company is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values. In addition to these risks, some REITs and real estate operating companies (“REOCs”) have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Moreover, certain real estate investments may be illiquid and, therefore, the ability of REITs and REOCs to reposition their portfolios promptly in response to changes in economic or other conditions is limited. These factors may increase the volatility of the Fund's investments in REITs or REOCs.

Foreign Currency Risk (International Fund) – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Short Sales Risk (Long/Short Equity Fund) — The Fund is subject to short sales risk. Short sales are transactions in which the Fund sells a security it does not own. The Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. The risk of such price increases is the principal risk of engaging in short sales. Reinvesting proceeds received from short selling may create leverage. These transactions may expose the Fund to greater risk and increase its costs. As an open-end investment company registered with the SEC, the Fund is subject to the federal securities laws, including the 1940 Act and the rules thereunder. Rule 18f-4 under the 1940 Act requires, among other things, that the Fund either use derivatives in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The use of leverage can amplify the effects of market volatility on the Fund's share price and make the Fund's returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS APRIL 30, 2025 (Unaudited)

In addition, the Fund’s investment performance may suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. Moreover, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund’s unrealized gain or reduces the Fund’s unrealized loss on its short sale transaction. To the extent that the dividend that the Fund is obligated to pay is greater than the return earned by the Fund on investments, the performance of the Fund will be negatively impacted. Furthermore, the Fund may be required to pay a premium or interest to the lender of the security. The foregoing types of short sale expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

Information Technology Sector Risk (Large Cap Growth Fund) — Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Finally, while all companies may be susceptible to network security breaches, certain companies in the information technology sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Indexing Strategy/Index Tracking Risk (U.S. All Cap Index Fund) – The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities. The Fund will seek to replicate the Knights of Columbus U.S. All Cap Index® (the “Index”) returns, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. The Fund generally will buy and will not sell a security included in the Index as long as the security is part of the Index regardless of any sudden or material decline in value or foreseeable material decline in value of the security, even though the Sub-Adviser may make a different investment decision for other actively managed accounts or portfolios that hold the security. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index (in absolute terms and by comparison with other indices) and, consequently, the performance, volatility, and risk of the Fund. While the Sub-Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, either as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. Changes in the composition of the Index and regulatory requirements also may impact the Fund’s ability to match the return of the Index. Index tracking risk may be heightened during times of increased market volatility or other unusual market conditions.

Industry Concentration Risk (U.S. All Cap Index Fund) – The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. Concentrating Fund investments in companies conducting business in the same industry will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments affecting that industry than if its investments were not so concentrated.

Covered Call Risk (Real Estate Fund) — The Fund may write (i.e., sell) covered call options, a type of derivative instrument. A covered call option is an option in which the Fund, in return for a premium, gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. Covered call risk is the risk that the issuer of the call option will forgo any profit from increases in the market value of the underlying security covering the call option above the sum of the premium and the strike price of the call but retain the risk of loss if the underlying security declines in value. The Fund will have no control over the exercise of the option by the option holder and may lose the benefit from any capital appreciation on the underlying security. A number of factors may influence the option holder’s decision to exercise the option, including the value of the underlying security, price volatility, dividend yield and interest rates. To the extent that these factors increase the value of the call option, the option holder is more likely to exercise the option, which may negatively affect the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS APRIL 30, 2025 (Unaudited)

Preferred Stock Risk (Real Estate Fund) — Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate of return. Preferred stocks are subject to issuer-specific risks (such as credit risk) and market risks applicable generally to equity securities. The market value of preferred stocks generally decreases when interest rates rise. Preferred stocks generally are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than the company’s bonds and other debt instruments.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Funds. A more complete description of risks associated with the Funds is included in the prospectus and statement of additional information.

11.  Concentrations of Shareholders:

At April 30, 2025, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of affiliated omnibus accounts, unless otherwise indicated, that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders I Shares	% Ownership	No. of Shareholders Class S Shares	% Ownership
Limited Duration Fund	2	52%	3	100%
Core Bond Fund	1	44%	2	99%
Long/Short Equity Fund	2	69%	–	–
Large Cap Value Fund	3	58%	3	92%
Large Cap Growth Fund	2	55%	1	89%
Small Cap Fund	2	62%	3	100%
U.S. All Cap Index Fund	3	57%	–	–
Real Estate Fund	2	85%	–	–
International Equity Fund	2	49%	3	100%

12.  Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

13.  Recent Accounting Pronouncement:

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Funds’ Adviser acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund's single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

14.  Subsequent Events:

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (UNAUDITED)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

No remuneration was paid by the company during the period covered by the report to any Officers of the Trust, other than as disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements must be renewed at least annually after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on December 4–5, 2024 to decide whether to renew the following agreements (the “Agreements”) for an additional one-year term:

●	the advisory agreement between Knights of Columbus Asset Advisors LLC (the “Adviser”) and the Trust, on behalf of the Funds; and

●	the sub-advisory agreement between the Adviser and L2 Asset Management, LLC (the “Sub-Adviser”), with respect to the Knights of Columbus Long/Short Equity Fund and Knights of Columbus U.S. All Cap Index Fund.

In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Adviser furnish information necessary to evaluate the terms of the Agreements. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser and the Sub-Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Adviser’s services; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations and financial condition; (iv) the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and the Sub-Adviser and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s and the Sub-Adviser’s profitability from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (vii) the Adviser’s and the Sub-Adviser’s potential economies of scale; (viii) the Adviser’s and the Sub-Adviser’s compliance programs, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management, the Adviser and the Sub-Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser; (ii) the investment performance of the Funds and the Adviser and the Sub-Adviser; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Adviser from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Adviser to the Funds, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel, the resources of the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s compliance histories and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Adviser’s investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Adviser. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Adviser were available to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser and the Sub-Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Adviser were sufficient to support renewal of the Agreements.

Investment Performance of the Funds, the Adviser and the Sub-Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, as well as the fees payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates to the Knights of Columbus Core Bond Fund and Knights of Columbus Limited Duration Fund, and by the Sub-Adviser to the Knights of Columbus Long/Short Equity Fund. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the Adviser, not the Funds, paid the Sub-Adviser pursuant to the sub-advisory agreement and that the fees payable to the Sub-Adviser reflected an arms-length negotiation between the Adviser and the Sub-Adviser. The Trustees evaluated both the fee under the sub-advisory agreement and the portion of the fee under the advisory agreement retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Adviser from their relationships with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and the Sub-Adviser and their affiliates. The Trustees considered how the Adviser’s and the Sub-Adviser’s profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s and the Sub-Adviser’s commitment to managing the Funds and the Adviser’s willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s and Sub-Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Adviser with respect to economies of scale.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

(This page intentionally left blank)

(This page intentionally left blank)

Knights of Columbus Funds

P.O. Box 219009

Kansas City, MO 64121

1-844-KC-FUNDS (1-844-523-8637)

Investment Adviser

Knights of Columbus Asset Advisors LLC

One Columbus Plaza

New Haven, CT 06510

Investments Subadviser

L2 Asset Management, LLC

66 Glezen Lane,

Wayland, MA 01778

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius, LLP

2222 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

KOC-SA-001-1100

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 7, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 7, 2025